UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: December 31, 2013

Item 1.    Reports to Stockholders

This filing is on behalf of five of the forty Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the five Master Funds of the American Funds Insurance Series®.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2013

SUNAMERICA SERIES TRUST

SHAREHOLDER LETTER

Dear SunAmerica Series Trust Investor:

We are pleased to present the SunAmerica Series Trust annual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”).

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

February 3, 2014

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59  1/2, an additional 10% federal tax may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the Master Funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus. For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE December 31, 2013

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2013 and held until December 31, 2013. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC*, the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2013”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2013” column and the “Expense Ratio as of December 31, 2013” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2013” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2013” column and the “Expense Ratio as of December 31, 2013” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2013” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

*	See Note 1

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) December 31, 2013

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2013	Ending Account Value Using Actual Return at December 31, 2013	Expenses Paid During The Six Months Ended December 31, 2013*	Beginning Account Value at January 1, 2013	Ending Account Value Using a Hypothetical 5% Assumed Return at December 31, 2013	Expenses Paid During The Six Months Ended December 31, 2013*	Expense Ratio as of December 31, 2013*
VCPSM Managed Asset Allocation SAST Portfolio Class 3†#@	$1,000.00	$1,106.74	$2.81	$1,000.00	$1,022.53	$2.70	0.53%
American Funds Growth SAST Portfolio Class 3#@	$1,000.00	$1,179.36	$2.97	$1,000.00	$1,022.48	$2.75	0.54%
American Funds Global Growth SAST Portfolio Class 3#@	$1,000.00	$1,200.55	$2.94	$1,000.00	$1,022.53	$2.70	0.53%
American Funds Growth- Income SAST Portfolio Class 3#@	$1,000.00	$1,192.42	$2.98	$1,000.00	$1,022.48	$2.75	0.54%
American Funds Asset Allocation SAST Portfolio Class 3#@	$1,000.00	$1,120.79	$2.99	$1,000.00	$1,022.38	$2.85	0.56%

†	See Note 1
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2013” and “Expense Ratios” would have been higher.
@	Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2013” and the “Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

3

SunAmerica Series Trust VCPSM Managed Asset Allocation SAST Portfolio#

PORTFOLIO PROFILE — December 31, 2013—(unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.1%

#	See Note 1.
*	Calculated as a percentage of net assets.

4

SunAmerica Series Trust VCPSM Managed Asset Allocation SAST Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2013

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Asset Allocation Investment Companies — 100.1%
American Funds Insurance Series® — Managed Risk Asset Allocation FundSM, Class P1	9,354,453	$111,598,626
TOTAL INVESTMENTS (cost $104,465,516)@	100.1%	111,598,626
Liabilities in excess of other assets	(0.1)	(69,479)

NET ASSETS	100.0%	$111,529,147

#	See Note 1
@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Allocation Investment Companies	$111,598,626	$—	$—	$111,598,626

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

5

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO PROFILE — December 31, 2013 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

6

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth Fund, Class 1	4,063,006	$319,108,515
TOTAL INVESTMENTS (cost $202,456,277)@	100.1%	319,108,515
Liabilities in excess of other assets	(0.1)	(186,549)

NET ASSETS	100.0%	$318,921,966

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Domestic Equity Investment Companies	$319,108,515	$—	$—	$319,108,515

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

7

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO PROFILE— December 31, 2013 — (unaudited)

Industry Allocation*

International Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

8

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
International Equity Investment Companies — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	16,183,840	$487,295,431
TOTAL INVESTMENTS (cost $322,988,537)@	100.1%	487,295,431
Liabilities in excess of other assets	(0.1)	(270,908)

NET ASSETS	100.0%	$487,024,523

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
International Equity Investment Companies	$487,295,431	$—	$—	$487,295,431

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

9

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO PROFILE — December 31, 2013—(unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

10

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	5,096,934	$258,516,498
TOTAL INVESTMENTS (cost $168,182,504)@	100.1%	258,516,498
Liabilities in excess of other assets	(0.1)	(158,069)

NET ASSETS	100.0%	$258,358,429

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Domestic Equity Investment Companies	$258,516,498	$—	$—	$258,516,498

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

11

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO PROFILE — December 31, 2013—(unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.1%

*	Calculated as a percentage of net assets.

12

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Asset Allocation Investment Companies — 100.1%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	7,016,033	$157,790,576
TOTAL INVESTMENTS (cost $114,995,926)@	100.1%	157,790,576
Liabilities in excess of other assets	(0.1)	(105,653)

NET ASSETS	100.0%	$157,684,923

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Allocation Investment Companies	$157,790,576	$—	$—	$157,790,576

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

13

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013

	VCPSM Managed Asset Allocation SAST Portfolio†	American Funds Growth SAST Portfolio	American Funds Global Growth SAST Portfolio	American Funds Growth- Income SAST Portfolio	American Funds Asset Allocation SAST Portfolio
ASSETS:
Investment at value (unaffiliated)*	$111,598,626	$319,108,515	$487,295,431	$258,516,498	$157,790,576

Total Investments	111,598,626	319,108,515	487,295,431	258,516,498	157,790,576

Receivable for:
Fund shares sold	281,188	7,710	—	—	9,261
Investments sold	—	5,420,507	13,385,404	8,259,060	683,220
Prepaid expenses and other assets	927	1,783	2,299	1,648	1,298
Due from investment adviser for expense reimbursements/fee waivers	68,976	161,347	289,555	132,519	79,141

Total assets	111,949,717	324,699,862	500,972,689	266,909,725	158,563,496

LIABILITIES:
Payable for:
Fund shares redeemed	102,911	5,428,217	13,385,404	8,259,060	692,481
Investments purchased	178,277	—	—	—	—
Investment advisory and management fees	83,317	228,575	392,968	187,736	112,116
Service fees	21,926	67,228	103,413	55,217	32,975
Transfer agent fees	140	239	239	239	94
Trustees’ fees and expenses	245	4,537	6,786	3,597	2,065
Other accrued expenses	33,754	49,100	59,356	45,447	38,842

Total liabilities	420,570	5,777,896	13,948,166	8,551,296	878,573

NET ASSETS	$111,529,147	$318,921,966	$487,024,523	$258,358,429	$157,684,923

NET ASSETS REPRESENTED BY:
Paid-in capital	103,498,977	215,601,517	311,413,782	178,683,426	113,304,761
Accumulated undistributed net investment income (loss)	885,025	1,904,163	4,296,980	2,529,489	1,688,139
Accumulated undistributed net realized gain (loss) on investments, and capital gain distributions from underlying funds	12,035	(15,235,952)	7,006,867	(13,188,480)	(102,627)
Unrealized appreciation (depreciation) on investments	7,133,110	116,652,238	164,306,894	90,333,994	42,794,650

NET ASSETS	$111,529,147	$318,921,966	$487,024,523	$258,358,429	$157,684,923

Class 3 (unlimited shares authorized):
Net assets	$111,529,147	$318,921,966	$487,024,523	$258,358,429	$157,684,923
Shares of beneficial interest issued and outstanding	9,205,908	22,713,699	31,640,729	18,884,554	11,318,700
Net asset value, offering and redemption price per share	$12.11	$14.04	$15.39	$13.68	$13.93

* Cost
Investment (unaffiliated)	$104,465,516	$202,456,277	$322,988,537	$168,182,504	$114,995,926

†	See Note 1

See Notes to Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2013

	VCPSM Managed Asset Allocation SAST Portfolio†	American Funds Growth SAST Portfolio	American Funds Global Growth SAST Portfolio	American Funds Growth- Income SAST Portfolio	American Funds Asset Allocation SAST Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,121,447	$3,540,195	$6,771,027	$3,864,390	$2,484,264

Total investment income	1,121,447	3,540,195	6,771,027	3,864,390	2,484,264

EXPENSES:
Investment advisory and management fees	424,602	2,589,337	4,425,607	2,096,117	1,214,392
Service fees	111,737	761,570	1,164,633	616,505	357,174
Transfer agent fees	479	724	724	724	399
Custodian and accounting fees	17,169	17,837	17,837	17,837	17,838
Reports to shareholders	3,580	40,851	63,198	32,942	18,722
Audit and tax fees	22,953	23,359	23,434	23,434	23,433
Legal fees	20,278	7,341	8,839	6,860	6,067
Trustees’ fees and expenses	1,259	12,839	19,592	10,277	6,159
Deferred offering costs	36,956	—	—	—	—
Other expenses	7,627	9,942	11,156	9,817	9,159

Total expenses before fee waivers and expense reimbursements	646,640	3,463,800	5,735,020	2,814,513	1,653,343

Net (fees waived and expenses reimbursed) by investment adviser (Note 4)	(409,757)	(1,827,767)	(3,260,973)	(1,479,612)	(857,218)

Net expenses	236,883	1,636,033	2,474,047	1,334,901	796,125

Net investment income (loss)	884,564	1,904,162	4,296,980	2,529,489	1,688,139

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	12,329	4,802,574	18,402,825	4,901,118	3,300,242
Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	7,130,071	72,435,741	95,742,314	62,991,460	24,851,284

Net realized and unrealized gain (loss) on investments	7,142,400	77,238,315	114,145,139	67,892,578	28,151,526

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,026,964	$79,142,477	$118,442,119	$70,422,067	$29,839,665

†	See Note 1

See Notes to Financial Statements

15

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	VCPSM Managed Asset Allocation SAST Portfolio††		American Funds Growth SAST Portfolio		American Funds Global Growth SAST Portfolio
	For the year ended December 31, 2013	For the period October 15, 2012 through December 31, 2012@	For the year ended December 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2013	For the year ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$884,564	$42,123	$1,904,162	$1,437,143	$4,296,980	$2,620,294
Net realized gain (loss) on investments	12,329	(294)	4,802,574	(5,006,227)	18,402,825	(4,563,910)
Net unrealized gain (loss) on investments	7,130,071	3,039	72,435,741	47,869,407	95,742,314	85,879,697

Net increase (decrease) in net assets resulting from operations	8,026,964	44,868	79,142,477	44,300,323	118,442,119	83,936,081

Distributions to shareholders from:
Net investment income	(43,693)	—	(1,437,142)	(923,709)	(2,620,294)	(4,258,969)
Net realized gain on securities	—	—	—	—	—	—

Total distributions to shareholders	(43,693)	—	(1,437,142)	(923,709)	(2,620,294)	(4,258,969)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	98,477,937	5,023,071	(42,433,025)	(10,289,962)	(63,910,770)	(21,775,692)

TOTAL INCREASE (DECREASE) IN NET ASSETS	106,461,208	5,067,939	35,272,310	33,086,652	51,911,055	57,901,420

NET ASSETS:
Beginning of period	5,067,939	—	283,649,656	250,563,004	435,113,468	377,212,048

End of period†	$111,529,147	$5,067,939	$318,921,966	$283,649,656	$487,024,523	$435,113,468

† Includes accumulated undistributed net investment income (loss)	$885,025	$43,693	$1,904,163	$1,437,143	$4,296,980	$2,620,294

††	See Note 1
@	Commencement of Operations

See Notes to Financial Statements

16

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	American Funds Growth-Income SAST Portfolio		American Funds Asset Allocation SAST Portfolio
	For the year ended December 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2013	For the year ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$2,529,489	$2,956,281	$1,688,139	$2,004,292
Net realized gain (loss) on investments	4,901,118	(4,500,635)	3,300,242	(6,723)
Net unrealized gain (loss) on investments	62,991,460	36,573,330	24,851,284	15,343,112

Net increase (decrease) in net assets resulting from operations	70,422,067	35,028,976	29,839,665	17,340,681

Distributions to shareholders from:
Net investment income	(2,956,281)	(2,761,808)	(2,004,292)	(1,686,395)
Net realized gain on securities	—	—	(202,513)	—

Total distributions to shareholders	(2,956,281)	(2,761,808)	(2,206,805)	(1,686,395)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(38,744,372)	(8,917,940)	1,774,939	7,524,784

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,721,414	23,349,228	29,407,799	23,179,070

NET ASSETS:
Beginning of period	229,637,015	206,287,787	128,277,124	105,098,054

End of period†	$258,358,429	$229,637,015	$157,684,923	$128,277,124

† Includes accumulated undistributed net investment income (loss)	$2,529,489	$2,956,281	$1,688,139	$2,004,292

See Notes to Financial Statements

17

SUNAMERICA SERIES TRUST

NOTES TO FINANCIALS STATEMENTS

December 31, 2013

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of forty separate investment series, five of which are included in this Annual Report: VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Portfolios” and are presented herein). SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) (formerly SunAmerica Asset Management Corp.*), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware Corporation (“AIG”), serves as investment adviser for all the Portfolios of the Trust.

Effective October 15, 2012, the Protected Asset Allocation SAST Portfolio commenced operations. On August 12, 2013, the name of the Protected Asset Allocation SAST Portfolio (the “Protected SAST Portfolio”) was changed to the “VCPSM Managed Asset Allocation SAST Portfolio”. On the same date, the Protected Asset Allocation Fund, in which the Protected SAST Portfolio invests, also changed its name to the Managed Risk Asset Allocation FundSM.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of American General Life Insurance Company, a Texas corporation (“AGL”), and The United States Life Insurance Company in The City of New York, a New York corporation (“USL”). AGL and USL are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies”. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio operate as “Feeder Funds”, and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“AFIS”), a registered open-end investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds® Master Funds
VCPSM Managed Asset Allocation SAST Portfolio	Managed Risk Asset Allocation FundSM
American Funds® Growth SAST Portfolio	American Funds® Growth Fund
American Funds® Global Growth SAST Portfolio	American Funds® Global Growth Fund
American Funds® Growth-Income SAST Portfolio	American Funds® Growth-Income Fund
American Funds® Asset Allocation SAST Portfolio	American Funds® Asset Allocation Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, CIK 729528 and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The VCPSM Managed Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term while seeking to manage volatility and provide downsize protection by investing all or substantially all of its assets in Class P1 shares of the Master Fund, the Managed Risk Asset Allocation FundSM (“the Master Managed Risk Asset Allocation Fund”, a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Managed Risk Asset Allocation Fund invests in the shares of an underlying fund, the American Funds Asset Allocation Fund (the “Underlying Fund”). The Underlying Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long term debt securities and money market instruments.

The American Funds® Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth Fund (“the Master Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

*	Effective upon the close of business on December 31, 2013, SunAmerica Asset Management Corp. was reorganized as a Delaware limited liability company and its name concurrently changed to SunAmerica Asset Management, LLC.

18

The American Funds® Global Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and companies around the world and other securities of companies located in emerging and developed market countries and expects to be invested in numerous countries around the world.

The American Funds® Growth-Income SAST Portfolio attempts to achieve growth and income by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The American Funds® Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long term debt securities and money market instruments.

Indemnifications:    The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

19

The summary of inputs used to value the Portfolios’ net assets as of December 31, 2013 are reported on a schedule following the Portfolio of Investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of American Funds Insurance Series® (“AFIS”). All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The AFIS investment adviser values the AFIS investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each AFIS fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The AFIS investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed;asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the AFIS investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

20

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the AFIS investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the AFIS board of trustees as further described. The AFIS investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The AFIS investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The AFIS board of trustees has delegated authority to the AFIS investment adviser to make fair value determinations, subject to board oversight. The AFIS investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the AFIS investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The AFIS board and audit committee also regularly review reports that describe fair value determinations and methods.

The AFIS investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are calculated on the identified cost basis.

The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

The expenses included in the accompanying financial statements reflect the expenses of the Portfolios and do not include indirect expenses borne by each underlying portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that each Portfolio will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010 – 2012 or expected to be taken in each Portfolio’s 2013 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2010.

21

Organization and Offering Costs

Organization costs incurred in connection with the commencement of VCPSM Managed Asset Allocation SAST Portfolio are expensed, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Portfolio, and amortized over a 12-month period. As of December 31, 2013, the deferred offering costs were fully amortized.

New Accounting Pronouncements

Effective January 1, 2013, the Funds adopted Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities which was subsequently clarified in FASB ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. All required changes to accounting policies have been made in accordance with ASU 2013-11 and No. 2011-11.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the year ended December 31, 2013
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
VCPSM Managed Asset Allocation SAST†	$897,060	$—	$7,133,110	$43,693	$—
American Funds Growth SAST	1,904,162	1,709,152	99,707,134	1,437,142	—
American Funds Global Growth SAST	4,296,980	15,421,788	155,891,975	2,620,294	—
American Funds Growth-Income SAST	2,529,489	2,241,564	74,903,950	2,956,281	—
American Funds Asset Allocation SAST	1,688,139	3,077,953	39,614,069	2,004,292	202,513

	For the year ended December 31, 2012
	Tax Distributions
Portfolio	Ordinary Income	Long-Term Capital Gains
VCPSM Managed Asset Allocation SAST†	$—	$—
American Funds Growth SAST	923,709	—
American Funds Global Growth SAST	4,258,969	—
American Funds Growth-Income SAST	2,761,808	—
American Funds Asset Allocation SAST	1,686,395	—

The Portfolio's indicated below utilized capital loss carryforwards, which offset net realized taxable gains in the year ended December 31, 2013.

Portfolio	Capital Loss Carryforward Utilized
VCPSM Managed Asset Allocation SAST†	$—
American Funds Growth SAST	3,151,306
American Funds Global Growth SAST	2,977,731
American Funds Growth-Income SAST	2,480,450
American Funds Asset Allocation SAST	—

For the year ended December 31, 2013, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to organizational costs were as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
VCPSM Managed Asset Allocation SAST†	$461	$—	$(461)
American Funds Growth SAST	—	—	—
American Funds Global Growth SAST	—	—	—
American Funds Growth-Income SAST	—	—	—
American Funds Asset Allocation SAST	—	—	—

†	See Note 1

22

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain / (Loss)	Cost of Investments
VCPSM Managed Asset Allocation SAST†	$7,133,110	$—	$7,133,110	$104,465,516
American Funds Growth SAST	116,652,238	(16,945,104)	99,707,134	219,401,381
American Funds Global Growth SAST	164,306,894	(8,414,919)	155,891,975	331,403,456
American Funds Growth-Income SAST	90,333,994	(15,430,044)	74,903,950	183,612,548
American Funds Asset Allocation SAST	42,794,650	(3,180,581)	39,614,069	118,176,507

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Management Fees
VCPSM Managed Asset Allocation SAST†	0.95%
American Funds Growth SAST	0.85%
American Funds Global Growth SAST	0.95%
American Funds Growth-Income SAST	0.85%
American Funds Asset Allocation SAST	0.85%

The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo will waive 0.70%, 0.60%, 0.70%, 0.60%, and 0.60% for VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the year ended December 31, 2013, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
VCPSM Managed Asset Allocation SAST†	$312,865
American Funds Growth SAST	1,827,767
American Funds Global Growth SAST	3,260,973
American Funds Growth-Income SAST	1,479,612
American Funds Asset Allocation SAST	857,218

SAAMCo has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until May 1, 2014; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement may be modified or discontinued prior to May 1, 2014 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.

Portfolio	Class 3
VCPSM Managed Asset Allocation SAST†	0.53%

Further, SAAMCo has voluntarily agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average daily net assets. For the purposes of waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The Adviser also may voluntarily reimburse additional

†	See Note 1

23

amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate voluntary waivers and/or reimbursements at any time.

Portfolio	Class 3
American Funds Growth SAST	0.70%
American Funds Global Growth SAST	0.70%
American Funds Growth-Income SAST	0.70%
American Funds Asset Allocation SAST	0.70%

For the year ended December 31, 2013, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
VCPSM Managed Asset Allocation SAST†	$96,892

†	See Note 1

Both voluntary and contractual waivers or reimbursements, with the exception of advisory fee waivers, made by the Adviser are subject to recoupment from that Portfolio within the two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

At December 31, 2013, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

Portfolio	Amount Recouped	Balance Subject to Recoupment
	December 31,2013	December 31,2014	December 31, 2015
VCPSM Managed Asset Allocation SAST†	$—	$37,060	$96,892

The Trust has entered into a Transfer Agency and Services Agreement with VALIC Retirement Services Company (VRSCO), a wholly-owned subsidiary of The Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, Anchor Series Trust and Seasons Series Trust pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Services provided, pursuant to the agreement. Accordingly, for the period December 31, 2013, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the year ended December 31, 2013 service fees were paid (see Statement of Operations) based on the aforementioned rate.

Note 5.  Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2013 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
VCPSM Managed Asset Allocation SAST†	$99,564,268	$155,647	$—	$—
American Funds Growth SAST	9,735,787	51,661,514	—	—
American Funds Global Growth SAST	11,733,980	73,939,633	—	—
American Funds Growth-Income SAST	8,221,813	47,374,361	—	—
American Funds Asset Allocation SAST	19,279,593	18,007,204	—	—

†	See Note 1

24

Note 6.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	VCPSM Managed Asset Allocation SAST Portfolio†				American Funds Growth SAST Portfolio
	Class 3				Class 3
	For the year ended December 31, 2013		For the period October 15, 2012* through December 31, 2012		For the year ended December 31, 2013		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,828,530	$99,853,176	531,091	$5,309,054	1,992,179	$24,293,554	4,097,007	$41,854,381
Reinvested dividends	3,861	43,693	—	—	112,131	1,437,142	86,989	923,709
Shares redeemed	(128,759)	(1,418,932)	(28,815)	(285,983)	(5,478,934)	(68,163,721)	(5,098,693)	(53,068,052)

Net increase (decrease)	8,703,632	$98,477,937	502,276	$5,023,071	(3,374,624)	$(42,433,025)	(914,697)	$(10,289,962)

	American Funds Global Growth SAST Portfolio				American Funds Growth-Income SAST Portfolio
	Class 3				Class 3
	For the year ended December 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2013		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,969,315	$25,931,962	5,389,344	$58,950,810	1,909,033	$22,838,777	3,097,279	$30,416,322
Reinvested dividends	188,956	2,620,294	373,783	4,258,969	239,871	2,956,281	270,204	2,761,808
Shares redeemed	(6,733,187)	(92,463,026)	(7,550,621)	(84,985,471)	(5,339,748)	(64,539,430)	(4,248,081)	(42,096,070)

Net increase (decrease)	(4,574,916)	$(63,910,770)	(1,787,494)	$(21,775,692)	(3,190,844)	(38,744,372)	(880,598)	$(8,917,940)

	American Funds Asset Allocation SAST Portfolio
	Class 3
	For the year ended December 31, 2013		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	2,081,872	$26,607,923	2,859,291	$31,079,163
Reinvested dividends	170,776	2,206,805	150,792	1,686,395
Shares redeemed	(2,120,234)	(27,039,789)	(2,294,875)	(25,240,774)

Net increase (decrease)	132,414	$1,774,939	715,208	$7,524,784

Note 7.  Line of Credit

The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. At December 31, 2013, there were no borrowings outstanding.

†	See Note 1
*	Commencement of Operations.

25

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

VCPSM Managed Asset Allocation SAST Portfolio Class 3††
10/15/12#- 12/31/12	$10.00	$0.17	$(0.08)	$0.09	$—	$—	$—	$10.09	0.90%	$5,068	0.53	%†	11.57	%†	3%
12/31/13	10.09	0.21	1.82	2.03	(0.01)	—	(0.01)	12.11	20.11	111,529	0.53		1.98		0

American Funds Growth SAST Portfolio Class 3
12/31/09	6.55	0.03	2.47	2.50	(0.13)	(0.65)	(0.78)	8.27	38.96	161,696	0.56		0.36		7
12/31/10	8.27	0.04	1.47	1.51	(0.02)	—	(0.02)	9.76	18.32	217,557	0.57		0.47		7
12/31/11	9.76	0.04	(0.49)	(0.45)	(0.03)	—	(0.03)	9.28	(4.57)	250,563	0.54		0.38		5
12/31/12	9.28	0.05	1.57	1.62	(0.03)	—	(0.03)	10.87	17.51	283,650	0.54		0.52		7
12/31/13	10.87	0.08	3.15	3.23	(0.06)	—	(0.06)	14.04	29.76	318,922	0.54		0.63		3

American Funds Global Growth SAST Portfolio Class 3
12/31/09	7.51	0.11	2.98	3.09	(0.20)	(0.44)	(0.64)	9.96	41.67	157,384	0.57		1.24		7
12/31/10	9.96	0.14	0.99	1.13	(0.07)	—	(0.07)	11.02	11.42	272,299	0.56		1.46		5
12/31/11	11.02	0.13	(1.13)	(1.00)	(0.09)	—	(0.09)	9.93	(9.09)	377,212	0.54		1.28		1
12/31/12	9.93	0.07	2.12	2.19	(0.11)	—	(0.11)	12.01	22.14	435,113	0.53		0.62		6
12/31/13	12.01	0.12	3.34	3.46	(0.08)	—	(0.08)	15.39	28.85	487,025	0.53		0.92		3

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized.
††	See Note 1
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income ( Loss)
	12/09	12/10	12/11	12/12		12/13	12/09	12/10	12/11	12/12	12/13
VCPSM Managed Asset Allocation SAST Portfolio	—%	—%	—%	11.41	%+	1.45%	—%	—%	—%	0.69%+	1.06%
American Funds Growth SAST Portfolio	1.16	1.17	1.14	1.14		1.14	(0.24)	(0.13)	(0.22)	(0.08)	0.03
American Funds Global Growth SAST Portfolio	1.27	1.26	1.24	1.23		1.23	0.54	0.76	0.58	(0.08)	0.22

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

26

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)(3)	Portfolio turnover

American Funds Growth-Income SAST Portfolio Class 3
12/31/09	$6.89	$0.10	$1.99	$2.09	$(0.17)	$(0.36)	$(0.53)	$8.45	30.88%	$161,494	0.57%	1.33%	6%
12/31/10	8.45	0.10	0.82	0.92	(0.09)	—	(0.09)	9.28	11.04	188,981	0.57	1.23	6
12/31/11	9.28	0.13	(0.33)	(0.20)	(0.09)	—	(0.09)	8.99	(2.08)	206,288	0.55	1.37	6
12/31/12	8.99	0.13	1.40	1.53	(0.12)	—	(0.12)	10.40	17.08	229,637	0.54	1.32	6
12/31/13	10.40	0.12	3.31	3.43	(0.15)	—	(0.15)	13.68	33.12	258,358	0.54	1.03	3

American Funds Asset Allocation SAST Portfolio Class 3
12/31/09	7.74	0.17	1.62	1.79	(0.19)	(0.24)	(0.43)	9.10	23.44	45,971	0.70	2.13	5
12/31/10	9.10	0.18	0.90	1.08	(0.12)	—	(0.12)	10.06	12.00	75,523	0.66	1.96	5
12/31/11	10.06	0.18	(0.09)	0.09	(0.11)	—	(0.11)	10.04	0.97	105,098	0.58	1.81	5
12/31/12	10.04	0.18	1.40	1.58	(0.15)	—	(0.15)	11.47	15.77	128,277	0.57	1.66	10
12/31/13	11.47	0.15	2.51	2.66	(0.18)	(0.02)	(0.20)	13.93	23.32	157,685	0.56	1.18	13

*	Calculated based on average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income ( Loss)
	12/09	12/10	12/11	12/12	12/13	12/09	12/10	12/11	12/12	12/13
American Funds Growth-Income SAST Portfolio	1.17%	1.17%	1.15%	1.14%	1.14%	0.73%	0.63%	0.77%	0.72%	0.43%
American Funds Asset Allocation SAST Portfolio	1.27	1.23	1.18	1.17	1.16	1.56	1.39	1.21	1.06	0.58

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

27

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (five of the portfolios constituting SunAmerica Series Trust, the “Trust”) at December 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas

February 27, 2014

28

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

December 31, 2013 (unaudited)

At in-person meetings held on September 27, 2013, and December 6, 2013, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management LLC (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”) with respect to the American Funds Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and VCPSM Managed Asset Allocation SAST Portfolio (collectively, the “Portfolios”). Each Portfolio operates as a “feeder fund” and attempts to achieve its investment goal by investing all or substantially all of its assets in Class 1 shares of a “master fund” offered by American Funds Insurance Series®, a registered open-end investment company advised by Capital Research and Management Company (“CRMC”).

In connection with the approval of the Advisory Agreement, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Agreement. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory and administrative services provided by SAAMCo, including a review of the investment performance of the Portfolios;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from their relationship with the Trust;

(4)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(5)	the organizational capability and financial condition of the Adviser and its affiliates;

(6)	the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(7)	the structure of the Portfolios as “feeder funds” and the costs incurred by the Portfolios’ investment in their respective master funds.

In addition, the Board considered (a) the relationship between the Trust and SAAMCo; (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (c) the profitability of SAAMCo; (d) information regarding SAAMCo’s compliance and regulatory history; and (e) information about the services SAAMCo provides in connection with the oversight of the Portfolios.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory fees compared to the advisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (the “Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. In addition, the Board considered each Portfolio’s expenses and performance.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and CRMC. In making its evaluation, the Board considered that SAAMCo provides those services for the Portfolios that are normally provided by an investment adviser with the exception of portfolio management. Such services include, but are not limited to, monitoring the ongoing investment performance of the master funds, monitoring the Portfolios’ other service providers, facilitating the distribution of the master funds shareholder materials to Portfolio shareholders and providing such other services as are necessary or appropriate to the efficient operations of the Portfolios with respect to their investment in the master funds. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring performance as well as certain administrative, compliance and legal services.

29

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or Portfolio) and such executive and other personnel as shall be necessary for the operations of the Portfolios. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo’s investment professionals in light of the Portfolios’ master-feeder structure.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo’s reputation and long-standing relationship with the Trust and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions set forth in the Portfolios’ prospectus.

The Board also reviewed and considered SAAMCo’s compliance and regulatory history, including information about whether it was involved in any litigation, regulatory actions or investigations that could impair its ability to serve as an adviser to the Portfolios. The Board considered SAAMCo’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo with respect to the Portfolios and that there was a reasonable basis on which to conclude that SAAMCo would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements. The Board considered that the Portfolios pay advisory fees indirectly to CRMC through their investment in the master funds. The Board further considered the amount of such fees and the amount of the management fees paid to SAAMCo and determined that the amounts paid to SAAMCo by the Portfolios were reasonable in light of the services performed by SAAMCo.

To assist in analyzing the reasonableness of the advisory fees, the Board received a report prepared independently by Lipper Inc. (“Lipper”) as well as other information provided by management.

The Trustees noted that expense information as a whole was useful in assessing whether SAAMCo was providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period ended June 30, 2013 from Lipper and performance information as of June 30, 2013 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar peer group. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Lipper and management in making its determinations. It was noted that actual advisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe. The Board considered management’s discussion of the Portfolio’s master-feeder structure and its explanation of its effects on the Portfolio’s advisory fees and total expenses.

•

American Funds Asset Allocation SAST Portfolio. The Board considered that the Portfolio’s total expenses and advisory fees were below the medians of its Expense Group/Universe. The Board considered that the Portfolio outperformed its Lipper peer

30

index for the one-, three-, and five-year periods and that performance was above the medians of its Performance Group/Universe for the one- and three-year periods. The Board further noted that performance was above the median of the Portfolio’s Performance Universe for the five-year period and below the median of its Performance Group for the same period. The Board concluded that the Portfolio’s performance has been satisfactory in light of all factors considered. It was noted that the Portfolio invests all or substantially all of its assets in the American Funds Insurance Series Asset Allocation Fund advised by CRMC.

•

American Funds Global Growth SAST Portfolio. The Board considered that the Portfolio’s total expenses were below the medians of its Expense Group/Universe. It also considered that the Portfolio’s advisory fees were above the medians of its Expense Group/Universe. The Board considered that the Portfolio outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that performance was above the median of the Portfolio’s Performance Group for the one-, three- and five-year periods. The Board also noted that performance was above the median of its Performance Universe for the one- and five-year periods and below the median for the three-year period. The Board concluded that the Portfolio’s performance has been satisfactory in light of all factors considered. It was noted that the Portfolio invests all or substantially all of its assets in the American Funds Insurance Series Global Growth Fund advised by CRMC.

•

American Funds Growth SAST Portfolio. The Board considered that the Portfolio’s actual total expenses and advisory fees were below the medians of its Expense Group/Universe. The Board considered that the Portfolio outperformed its Lipper peer index for the one-year period and underperformed its Lipper peer index for the three- and five-year periods. The Board further considered that performance was above the median of the Portfolio’s Performance Group for the one-year period, equaled the median for the three-year period and was below the median for the five-year period. The Board also noted that performance was above the median of the Portfolio’s Performance Universe for the one-year period and below the median for the three- and five-year periods. The Board considered management’s discussion regarding the Portfolio’s performance, including the long-term performance of the master fund advised by CRMC and concluded that the Portfolio’s performance has been satisfactory in light of all factors considered. It was noted that the Portfolio invests all or substantially all of its assets in the American Funds Insurance Series Growth Fund advised by CRMC.

•

American Funds Growth-Income SAST Portfolio. The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also considered that the Portfolio underperformed its Lipper peer index for the one-, three- and five-year periods but that performance was above the median of its Performance Group for the one- and three-year periods and equal to the median for the five-year period. The Board noted that performance was below the median of the Portfolio’s Performance Universe for the three- and five-year periods and above the median for the one-year period. The Board considered management’s discussion regarding the Portfolio’s performance, including the long-term performance of the master fund advised by CRMC, and concluded that the Portfolio’s performance has been satisfactory in light of all factors considered. It was noted that the Portfolio invests all or substantially all of its assets in the American Funds Insurance Series Growth-Income Fund advised by CRMC.

•

VCPSM Managed Asset Allocation SAST Portfolio. The Board considered that the Portfolio’s actual advisory fees were below the medians of its Expense Group/Universe. The Board also considered that actual total expenses were above the median of its Expense Universe and equal to the median of its Expense Group. The Board also considered the Portfolio’s performance since the Portfolio’s inception on October 15, 2012 through the period ended June 30, 2013. The Board noted that the Portfolio outperformed its Lipper peer index during the period and that performance was above the medians of its Performance Group/Universe. It was noted that the Portfolio invests all or substantially all of its assets in the American Funds Insurance Series Managed Risk Asset Allocation FundSM advised by CRMC. The Board concluded that the Portfolio’s performance has been satisfactory.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”).

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life

31

Companies receive revenue sharing payments from SAAMCo and certain other persons in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo’s profitability with respect to the services it provides to the Trust’s Portfolios. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company (“AGL”) that provides that SAAMCo contributes the profits earned through its management of the Portfolios of the Trust to AGL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York (“USLIC”) wherein SAAMCo pays USLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

The Board was apprised that SAAMCo is waiving 0.60% of its advisory fee for each of the Portfolios (0.70% in the case of the Global Growth Portfolio and VCPSM Managed Asset Allocation Portfolio) for so long as the Portfolios continue to operate as part of a master-feeder fund structure. The Board also considered that SAAMCo is voluntarily waving fees and/or reimbursing expenses so that the total net expense ratio of each Portfolio does not exceed 0.70% of average daily net assets (0.53% in the case of the VCPSM Managed Asset Allocation Portfolio).

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of each of the master funds advised by CRMC contain breakpoints that will reduce the fees paid by a Portfolio as assets of the master fund increase. It was noted that the breakpoints may not be achieved regardless of the Portfolio’s asset size. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolios experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board also considered that management’s discussion with respect to the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Agreement including the duties and responsibilities undertaken by SAAMCo discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of any officers of the Trust who are employees of SAAMCo.

Consideration of Business Interruptions.

In order to reduce the possibility that a disaster could interrupt the business continuity of the Trust and adversely affect the interests of its shareholders, and after consultation with fund counsel and counsel to the independent trustees, the Board concluded that it would be in the best interests of the shareholders to consider the re-approval of the Advisory Agreement for purposes of business continuity and disaster recovery management at its in-person meeting held on December 6, 2013. The Board reconsidered the materials presented at the September 27, 2013 meeting and management’s update on the Portfolios and noted that the information and materials considered at the September 27, 2013 meeting had not changed in any material respect.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Agreement at each meeting, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may attribute different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded at each meeting that: (1) the terms of the Advisory Agreement are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

32

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Date of Birth†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Disinterested Trustee

Garrett Bouton Age: 69	Trustee	2007 – Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	61	Chairman/Director, The LECG Group (consulting services) (2006-2010).

Carl D. Covitz Age: 74	Trustee	2001 – Present	Owner and President, Landmark Capital, Inc. (1973-Present).	61	Director, Arden Realty, Inc. (real estate) (1995-2006).

Jane Jelenko Age: 65	Trustee	2006 – Present	Retired Partner KPMG, LLP and Managing Director Bearingpoint, Inc. (formerly KPMG Consulting). (2003-Present)	61	Director, Countrywide Bank (2003-2008) and Director, Cathay General Bancorp and CathayBank (banking) (2012-Present).

Gilbert T. Ray Age: 69	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000-Present).	61	Director, Advanced Auto Parts, Inc. (retail, auto and home supply stores) (since 2002); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director Dine Equity (services — restaurant) (since 2004); Director Diamond Rock Hospitality (financial — real estate) (2005-Present); Director, Towers Watson & Co. (services — management consulting services) (since 2010).

Allan L. Sher Age: 82	Trustee	1997 – Present	Retired Brokerage Executive (1992-Present).	61	Director, Bowl America Inc. (1997-Present).

Bruce G. Willison Age: 65	Trustee and Chairman	2001 – Present	Professor of Management, Anderson School at UCLA (2006-2011); co-founder, Grandpoint Capital, Inc. (2009-2010).	61

Director, GrandPoint Capital Inc (banking). (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (since 2003); Director, Healthnet International, Inc. (business services) (2000-Present).

Interested Trustee

Jana W. Greer(2) Age: 62	Trustee	2001 – Present	President (since 1996) and Chief Executive Officer (since 2008) SunAmerica Retirement Markets, Inc.; Executive Vice President (since 2001) and Director (since 1999) AIG Retirement Services, Inc., President (since 2002) and Director (since 1992), SAAL; President (since 2006) and Director (since 1988), SunAmerica Life Insurance Company.	61	None.

33

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Date of Birth†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Officers

John T. Genoy Age: 45	President	2007 – Present	Chief Financial Officer, SAAMCo (2002-Present); Senior Vice President, SAAMCo (2003-Present); Chief Operating Officer, SAAMCo (2006-Present).	N/A	N/A

Donna M. Handel Age: 47	Treasurer	2002 – Present	Senior Vice President, SAAMCo (2004-Present).	N/A	N/A

Nori L. Gabert Age: 60	Vice President and Secretary	2005 – Present	Vice President and Deputy General Counsel, SAAMCo (2001-Present).	N/A	N/A

Katherine Stoner Age: 57	Chief Compliance Officer (“CCO”)	2011 – Present

Vice President, SAAMCo (May 2011-Present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”) and Western National Life Insurance Company (“WNL”) (2006-Present); Deputy General Counsel and Secretary, VALIC and WNL (2007-Present); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010-Present).

				N/A	Director, American General Distributors, Inc. (2006-2011).

Gregory N. Bressler Age: 47	Secretary and General Counsel	2005 – Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A

Gregory R. Kingston Age 48	Vice President and Assistant Treasurer	2001 – Present	Vice President, SAAMCo (2001-Present).	N/A	N/A

Matthew J. Hackethal Age: 42	Anti- Money Laundering Compliance Officer	2006 – Present	Chief Compliance Officer, SAAMCo (2007-Present).	N/A	N/A

34

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

†	The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (4 funds), SunAmerica Money Market Funds (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (4 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Series Trust (40 portfolios), VALIC Company I (34 portfolios), VALIC Company II (15 funds), and SunAmerica Specialty Series (7 funds).
(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President of SunAmerica Retirement Markets, Inc.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the investment act of 1940.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

35

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2013. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2013. During the year ended December 31, 2013 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains*	Net Long-Term Capital Gains	Qualifying% for the 70% Dividends Received Deduction
VCPSM Managed Asset Allocation SAST Portfolio	$0.01	$0.01	$—	$—	65.96%
American Funds Growth SAST Portfolio	0.06	0.06	—	—	100.00
American Funds Global Growth SAST Portfolio	0.08	0.08	—	—	100.00
American Funds Growth-Income SAST Portfolio	0.15	0.15	—	—	100.00
American Funds Asset Allocation SAST Portfolio	0.20	0.18	—	0.02	83.23

*	Short-term capital gains are treated as ordinary income for tax purposes

36

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented Feeder Portfolios of SunAmerica Series Trust (the “Trust”) to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2013.

The following graphs and tables show the performance of the Feeder Portfolios of the Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expenses are deducted from the performance of the indexes.

The American Funds SAST portfolios (“Feeder Funds”) are a part of the Trust and currently do not buy individual securities directly, but instead invest all of their assets in the underlying funds (“Master Funds”) of the American Funds Insurance Series. Each Feeder Fund has the same investment goal and limitations as the underlying Master Fund. Investing in a Feeder Fund may result in higher fees and expenses than investing directly in a Master Fund as the Feeder Funds will bear their own portfolio expenses as well as their pro rata share of each Feeder Fund’s underlying Master Fund fees and expenses. Please see the product prospectus for more information regarding the master-feeder fund structure.

Market indices referenced are unmanaged. You cannot invest directly in an index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

37

American Funds

VCPSM Managed Asset Allocation SAST Portfolio† — Class 3

VCPSM Managed Asset Allocation SAST Portfolio
Average Annual Total Returns as of 12/31/2013
Class 3*
1-year	20.11%
5-Year	NA
Since Inception	17.20%
*	Inception date for Class 3: October 15, 2012.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

2	The Barclays U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
3	The Blended Index is comprised of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The VCP Managed Asset Allocation SAST Portfolio — Class 3 (Feeder Fund), which provides exposure to a mix of stocks and bonds, gained 20.11% for the twelve months ended December 31, 2013. The S&P 500 Index, which measures U.S. stocks, rose 32.39%, while the Barclays U.S. Aggregate Index, which measures U.S. investment-grade bonds, lost -2.02%. The Blended Index (60% S&P 500 Index and 40% Barclays U.S. Aggregate Index), rose 17.56%. The American Funds Insurance Series Managed Risk Asset Allocation Fund (Master Fund) returned 20.82% for the annual period.

The VCP Managed Asset Allocation SAST Portfolio is a Feeder Fund investing in shares of American Funds Insurance Series Managed Risk Asset Allocation Fund (Master Fund). The Master Fund pursues its objective by investing in shares of American Funds Insurance Series Asset Allocation Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the Portfolio’s results can be expected to lag those of the Master Fund’s underlying fund, as was the case during the past year.

†	See Note 1

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

38

American Funds

Growth SAST Portfolio — Class 3

American Funds Growth SAST Portfolio
Average Annual Total Returns as of 12/31/2013
Class 3*
1-year	29.76%
5-Year	19.06%
Since Inception	6.56%
*	Inception date for Class 3: September 1, 2006.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The American Funds Growth SAST Portfolio — Class 3 (Feeder Fund) returned 29.76% for the twelve months ended December 31, 2013, while the S&P 500 Index returned 32.39%. The American Funds Growth Fund (Master Fund) returned 30.11% for the annual period.

U.S. stocks posted another year of strong gains, with the major indexes recording all-time highs.

Holdings in the consumer discretionary sector were the major contributors to the Master Fund’s results. The standout was Amazon, the Master Fund’s largest holding at December 31. Companies in the hotels, restaurant and leisure industry also did well, particularly two investments in gaming companies with operations in Macau.

Two of the Master Fund’s strongest results for the year came from U.S. biopharmaceutical companies in the health care sector, Incyte and Gilead Sciences, which each had triple-digit returns. The Master Fund’s smallest sectors at year-end — utilities and telecommunication services — detracted from absolute results. Holdings in the energy and materials sectors, while ending the year ahead, were a drag on relative results.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

39

American Funds

Global Growth SAST Portfolio — Class 3

American Funds Global Growth SAST Portfolio
Average Annual Total Returns as of 12/31/2013
Class 3*
1-Year	28.85%
5-Year	17.70%
Since Inception	7.76%
*	Inception date for Class 3: September 1, 2006.

1	The Morgan Stanley Capital Index — All Country World Index (“MSCI ACWI”) captures large and mid cap representation across 24 developed and 21 emerging markets countries. With 2,433 constituents, the index covers approximately 84% of the global investable equity opportunity set.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The American Funds Global Growth SAST Portfolio — Class 3 (Feeder Fund) returned 28.85% for the twelve months ended December 31, 2013, while the MSCI ACWI (All Country World Index) returned 22.80%. The American Funds Global Growth Fund (Master Fund) returned 29.18% for the annual period.

Supported by central bank stimulus and improving economic activity, developed market stocks rallied strongly in 2013. However, emerging market stocks ended the year lower as the Federal Reserve began to reduce its bond-buying program.

The Master Fund ended the year with gains in all industry sectors. Good stock selection in U.S. companies was the key factor in the Master Fund return differential over the index. Holdings in the consumer discretionary sector, the Master Fund largest at December 31, were particularly beneficial, with strong returns from cable company Virgin Media and online retailer Amazon. Japanese telecommunication services company SoftBank, which acquired a majority stake in U.S. cellular company Sprint in 2013, and U.S. biopharmaceutical company Gilead Sciences had the Portfolio’s highest returns and were also among the primary contributors to the Master Fund results.

Most holdings outside the U.S. were additive, with Japan, the United Kingdom and France the major contributors. Holdings in India, Brazil and Australia detracted slightly from results.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

40

American Funds

Growth-Income SAST Portfolio — Class 3

American Funds Growth-Income SAST Portfolio
Average Annual Total Returns as of 12/31/2013
Class 3*
1-Year	33.12%
5-Year	17.27%
Since Inception	6.15%
*	Inception date for Class 3: September 1, 2006.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The American Funds Growth-Income SAST Portfolio — Class 3 (Feeder Fund) returned 33.12% for the twelve months ended December 31, 2013, while the S&P 500 Index returned 32.39%. The American Funds Growth-Income Fund (Master Fund) returned 33.50% for the annual period.

U.S. stocks posted another year of strong gains, with the major indexes recording all-time highs.

Stock selection was the key factor in the Master Fund beating the index. Holdings in the Master Fund two largest sectors at year end — information technology and health care — were among the primary drivers of returns. Within IT, the Portfolio benefited from its investment in Yahoo, as well as having no holdings in the weak IBM. Holdings in the health care sector included the top contributor to the Master Fund result: U.S. biotechnology company Gilead Sciences.

Other strong sectors for the Master Fund were industrials and consumer discretionary. Aerospace and defense companies led absolute results in the industrials group, while holdings in the media industry contributed most of the consumer discretionary sector’s gains.

All sectors except utilities, the Master Fund smallest sector, gained during the year. The weakest area was the metals and mining industry in the materials sector, where demand remained sluggish.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

41

American Funds

Asset Allocation SAST Portfolio — Class 3

American Funds Asset Allocation SAST Portfolio
Average Annual Total Returns as of 12/31/2013
Class 3*
1-year	23.32%
5-Year	14.79%
Since Inception	6.33%
*	Inception date for Class 3: September 1, 2006.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

2	The Barclays U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
3	The Blended Index is comprised of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The American Funds Asset Allocation SAST Portfolio — Class 3 (Feeder Fund) returned 23.32% for the twelve months ended December 31, 2013, while the S&P 500 Index returned 32.39%, and the Barclays U.S. Aggregate Bond Index returned -2.02%. The Blended Index (60% S&P 500 Index and 40% Barclays U.S. Aggregate Index), rose 17.56%. The American Funds Asset Allocation Fund (Master Fund) returned 23.69% for the annual period.

U.S. stocks posted another year of strong gains, with the major indexes recording all-time highs. Bond markets were weak as U.S. interest rates began to rise.

All of the Master Fund’s industry sectors finished the year ahead; only utilities failed to notch a double-digit gain. Holdings in the consumer discretionary, health care, financials and industrials sectors were the primary contributors to the Master Fund’s return. Three of the leading contributors had triple-digit returns for the year — U.S. biopharmaceutical companies Gilead Sciences and Incyte, and Japanese mobile telephone and internet provider SoftBank.

On a country basis, the Master Fund’s holdings in the U.S., Japan, the Netherlands and South Africa added the most value. Holdings in India, Brazil, France and Italy were weakest.

The Master Fund’s holdings in cash, which reflect the portfolio managers’ cautious approach, were a drag on results. As in recent years, the portfolio managers continue to emphasize investments in stocks, which accounted for 69.4% of assets at year-end.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

42

SUNAMERICA SERIES TRUST

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

Supplement to Prospectus and Statement of Additional Information dated May 1, 2013

SEASONS SERIES TRUST

Allocation Balanced Portfolio

Allocation Growth Portfolio

Allocation Moderate Growth Portfolio

Allocation Moderate Portfolio

Asset Allocation: Diversified Growth Portfolio

Cash Management Portfolio

Diversified Fixed Income Portfolio

Focus Growth Portfolio

Focus Value Portfolio

International Equity Portfolio

Large Cap Growth Portfolio

Large Cap Value Portfolio

Mid Cap Growth Portfolio

Mid Cap Value Portfolio

Multi-Managed Growth Portfolio

Multi-Managed Income Portfolio

Multi-Managed Income/Equity Portfolio

Multi-Managed Moderate Growth Portfolio

Real Return Portfolio

Small Cap Portfolio

Stock Portfolio

Supplement to Prospectus and Statement of Additional Information dated July 29, 2013

SUNAMERICA SERIES TRUST

Aggressive Growth Portfolio

Alliance Growth Portfolio

American Funds® Asset Allocation SAST Portfolio

American Funds® Global Growth SAST Portfolio

American Funds® Growth SAST Portfolio

American Funds® Growth-Income SAST Portfolio

Balanced Portfolio

Blue Chip Growth Portfolio

Capital Growth Portfolio

Cash Management Portfolio

Corporate Bond Portfolio

Davis Venture Value Portfolio

“Dogs” of Wall Street Portfolio

Emerging Markets Portfolio

Equity Index Portfolio

Equity Opportunities Portfolio

Foreign Value Portfolio

Fundamental Growth Portfolio

Global Bond Portfolio

Global Equities Portfolio

Growth-Income Portfolio

Growth Opportunities Portfolio

High-Yield Bond Portfolio

International Diversified Equities Portfolio

International Growth and Income Portfolio

43

Marsico Focused Growth Portfolio

MFS® Massachusetts Investors Trust Portfolio

MFS® Total Return Portfolio

Mid-Cap Growth Portfolio

Real Estate Portfolio

Small & Mid Cap Value Portfolio

Small Company Value Portfolio

SunAmerica Dynamic Allocation Portfolio

SunAmerica Dynamic Strategy Portfolio

Technology Portfolio

Telecom Utility Portfolio

Total Return Bond Portfolio

VCPSM Managed Asset Allocation SAST Portfolio

VCP Total Return BalancedSM Portfolio

VCPSM Value Portfolio

Supplement to Prospectuses and Statements of Additional Information

Dated May 1, 2013

On January 29, 2014, the Board of Trustees (the “Board”) of Seasons Series Trust and SunAmerica Series Trust (the “Trusts”) approved a number of items designed to streamline, increase the flexibility of and otherwise improve the operations of the Trusts and their Portfolios. In particular, shareholder approval will be sought with respect to a proposal to amend and restate the Declaration of Trust of each Trust and to adopt, revise or eliminate certain fundamental policies of all the Portfolios of the Trusts except the VCP Total Return BalancedSM Portfolio and VCPSM Value Portfolio of SunAmerica Series Trust. None of the proposed changes to the Portfolios’ fundamental policies are expected to change in any material respect the manner in which the Portfolios are managed or their risk profiles.

In addition, the Board approved a proposal to change the sub-classification under the Investment Company Act of 1940 of the Real Estate Portfolio of SunAmerica Series Trust from diversified to non-diversified, subject to shareholder approval. A non-diversified fund can invest a greater portion of its assets in a single issuer or a limited number of issuers than a diversified fund and, as a result, if the proposal is approved the Real Estate Portfolio would be subject to greater risk because it would be subject to greater volatility with respect to its portfolio securities.

The Board has called a joint special meeting of shareholders (the “Meeting”) of the Trusts to be held on March 24, 2014 for the purpose of voting on these proposals and electing Trustees to the Board of each Trust. Contract owners as of December 31, 2013 will receive a proxy statement and other proxy materials discussing these matters and seeking voting instructions. If approved by shareholders, all the proposals are currently expected to take effect as soon as reasonably practicable after the Meeting, although the actual date could be later.

Date: February 3, 2014

44

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust‘s Forms N-Q are available on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission‘s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

45

P.O Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397AR.7 (2/14)

Managed risk funds can help investors through market declines.

Special feature inside

AMERICAN FUNDS®
From Capital Group

American Funds Insurance Series®

Annual report
for the year ended
December 31, 2013

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for several variable annuities and insurance products. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Investing for short periods makes losses more likely. Investments are not FDIC insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Special feature

Introducing our managed risk

funds

Contents

Letter to investors

Fund reviews

Investment portfolios

Global Growth FundSM

Growth FundSM

Growth-Income FundSM

Asset Allocation FundSM

Financial statements

Fellow investors:

Economic concerns that had threatened to derail the global recovery receded in 2013, lifting U.S. stock markets to record highs as investor confidence returned.

The U.S. saw continued economic growth, a shrinking budget deficit and lower unemployment, the euro zone came out of recession, China’s reform pledges reassured investors and Japan’s stimulus measures began to take effect.

Against this backdrop, developed countries in aggregate contributed most of the 22.8% gain in the MSCI ACWI (All Country World Index). The highest individual country returns came from Greece (+51.0%), which is expected to finally emerge from recession in 2014, Finland (+46.0%), Ireland (+41.2%), the U.S. (+31.8%), Germany (+31.4%),

Spain (+31.3%) and the Netherlands (+31.3%). Developing markets struggled as U.S. interest rates began to rise after the Federal Reserve hinted that it would start to cut back on its bond-buying stimulus program. Hardest hit were Peru (–29.8%), Turkey (–26.8%), Indonesia (–23.5%), Chile (–22.0%), Colombia (–21.1%) and Brazil (–16.0%). Returns for MSCI indexes are calculated in U.S. dollars and reflect both dividends net of withholding taxes and reinvestment of distributions. All market indexes referenced in this report are unmanaged and, therefore, have no expenses.

The specter of rising interest rates in the U.S. hurt many bond markets in 2013. The Barclays U.S. Aggregate Index lost 2.0% for the year, while the Barclays Global Aggregate Index declined 2.6%.

Both indexes measure investment-grade bonds. Doubts over the future of the Fed’s stimulus program caused turmoil in many developing bond markets, which declined 6.6% overall for the year, as measured by the J.P. Morgan Emerging Markets Bond Index Global. The Barclays U.S. Corporate High Yield 2% Issuer Capped Index gained 7.4%. At December 31, 2013, the yield on the 10-year U.S. Treasury was 3.04%, up from 1.78% a year earlier.

In currency markets, the U.S. dollar lost ground against three major currencies: the euro (+4.5%), Swiss franc (+2.9%) and British pound (+1.9%). On the other hand, the Japanese yen declined 17.7% against the dollar as a result of the new government’s monetary easing policy, while the Canadian dollar fell 6.3% to a near-three-year low in December as its central bank hinted at interest rate cuts. The Chinese renminbi gained 2.9% versus the U.S. dollar; most other emerging market currencies were weak, particularly the Argentine peso (–24.6%), Indonesian rupiah (–20.8%), South African rand (–19.0%), Turkish lira (–16.9%), Brazilian real (–13.2%) and Indian rupee (–11.4%).

All the equity funds in American Funds Insurance Series had double-digit returns in 2013. The challenges facing global bond markets were reflected in the fixed-income funds; all declined with the exception of High-Income Bond Fund. The series’ five managed risk funds, four of which began operations in May 2013 (the fifth was launched in September 2012), also had gains in 2013 while implementing the funds’ managed risk strategy.

American Funds Insurance Series

Looking ahead

The U.S. economy continues to improve and unemployment is gradually decreasing — the jobless rate in December 2013 was 6.7%, down from 7.9% a year earlier. The federal deficit has shrunk by more than 50% from its peak, and a bipartisan budget agreement signed in December temporarily reduces the risk of another government shutdown in the near term. These are among the reasons for continued optimism.

While many concerning issues that have been in the news in recent years improved in 2013, the future, as always, remains uncertain. Structural problems in many regions and countries still have to be resolved, and the long-term effects of central bank stimulus initiatives are difficult to predict. Developing markets may be tested again as the U.S. continues to normalize its monetary policy. One cloud on the horizon is the ongoing tension in the Middle East. However, increased shale oil and gas production in the U.S. may mitigate the impact on the U.S. of an escalation in the situation.

It is always difficult to predict what markets will do in the short term. Thus, we focus on maintaining a long-term horizon, which we believe affords us a competitive advantage in achieving long-term results. Our investment approach, rooted in fundamental analysis, global research and paying close attention to valuation, is time-tested and has helped our investors reach their financial goals. We will continue with that approach as we go forward into 2014 and beyond.

We welcome our new investors and look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

February 5, 2014

American Funds Insurance Series

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund* show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The mountain charts illustrate the growth of a $10,000 investment in each of the investment portfolios in American Funds Insurance Series (with the exception of Cash Management Fund) over the past 10 years (or the lifetime of the fund if less than 10 years).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/ AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of other expenses so that they will not exceed 0.28%. The waivers and reimbursements will be in effect through at least May 1, 2015, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. Applicable fund results shown reflect the waivers and reimbursements, without which they would have been lower. See the Financial Highlights table in this report for details.

Individual funds are listed in this report according to their risk potential, with managed risk funds listed last.

*	Effective August 12, 2013, Protected Asset Allocation Fund was renamed Managed Risk Asset Allocation Fund.

American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund gained 29.18% for the 12 months ended December 31, 2013, outpacing the MSCI ACWI (All Country World Index), which rose 22.80%.*

Supported by central bank stimulus and improving economic activity, developed market stocks rallied strongly in 2013. However, emerging market stocks ended the year lower as the Federal Reserve began to reduce its bond-buying program.

The fund ended the year with gains in all industry sectors. Good stock selection in U.S. companies was the key factor in the fund’s return differential over the index. Holdings in the consumer discretionary sector, the fund’s largest at December 31, were particularly beneficial, with strong returns from cable company Virgin Media and online retailer Amazon. Japanese telecommunication services company SoftBank, which acquired a majority stake in U.S. cellular company Sprint in 2013, and U.S. biopharmaceutical company Gilead Sciences had the fund’s highest returns and were also among the primary contributors to the fund’s results.

Most holdings outside the U.S. were additive, with Japan, the United Kingdom and France the major contributors. Holdings in India, Brazil and Australia detracted slightly from results.

Looking ahead, the fund’s portfolio managers expect global markets to be challenged by the reduction in monetary stimulus. However, they are enthusiastic about the prospects for investments in the U.S. and Japan and less concerned about recent areas of weakness, such as China and Europe.

Country diversification	Percent of net assets

The Americas
United States	39.6%
Canada	2.3
Other	.2

42.1

Europe
United Kingdom	10.8
France	5.2
Switzerland	4.3
Germany	3.1
Denmark	3.0
Spain	2.5
Netherlands	2.4
Finland	1.1
Other	1.4

33.8

Asia/Pacific Basin
Japan	10.6%
China	1.7
Taiwan	1.6
Australia	1.6
Hong Kong	1.4
India	1.0
Other	.8

18.7

Other regions
South Africa	2.2

Short-term securities & other assets less liabilities	3.2

Total	100.0%

Largest individual equity securities	Percent of net assets

Amazon	3.96%
Novo Nordisk	3.00
Moody’s	2.82
SoftBank	2.42
priceline.com	2.05

ASML Holding	2.02%
Google	1.82
Alcatel-Lucent	1.66
Taiwan Semiconductor Manufacturing	1.63
Home Depot	1.41

American Funds Insurance Series

Global Growth Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2013

	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio
Class 1	29.51%	18.35%	10.01%	10.16%	.55%
Class 2	29.18	18.06	9.73	9.88	.80
Class 4	29.36	17.86	9.50	9.63	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2013	Percent of net assets

American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 30.11% for the 12 months ended December 31, 2013. The S&P 500 rose 32.37%.

U.S. stocks posted another year of strong gains, with the major indexes recording all-time highs.

Holdings in the consumer discretionary sector were the major contributors to the fund’s results. The standout was Amazon, the fund’s largest holding at December 31. Companies in the hotels, restaurant and leisure industry also did well, particularly two investments in gaming companies with operations in Macau.

Two of the fund’s strongest results for the year came from U.S. biopharmaceutical companies in the health care sector, Incyte and Gilead Sciences, which each had triple-digit returns. The fund’s smallest sectors at year-end — utilities and telecommunication services — detracted from absolute results. Holdings in the energy and materials sectors, while ending the year ahead, were a drag on relative results.

The fund’s portfolio managers believe Growth Fund is well-positioned for 2014 and are optimistic that holdings in domestic energy companies will benefit as the U.S. becomes more energy-independent.

Largest individual equity securities	Percent of net assets

Amazon	4.72%
Google	3.48
Wells Fargo	2.98
Home Depot	2.81
ASML Holding	2.21

Gilead Sciences	1.96%
Incyte	1.65
American Express	1.54
Comcast	1.36
Boeing	1.33

American Funds Insurance Series

Growth Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2013

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	30.43%	19.72%	8.49%	12.77%	.35%
Class 2	30.11	19.42	8.22	12.47	.60
Class 3	30.20	19.51	8.29	12.57	.53
Class 4	29.96	19.17	7.96	12.22	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses.

Where the fund’s assets were invested as of December 31, 2013	Percent of net assets

American Funds Insurance Series

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 33.50% for the 12 months ended December 31, 2013, surpassing the 32.37% return of the S&P 500.

U.S. stocks posted another year of strong gains, with the major indexes recording all-time highs.

Stock selection was the key factor in the fund beating the index. Holdings in the fund’s two largest sectors at year-end — information technology and health care — were among the primary drivers of returns. Within IT, the fund benefited from its investment in Yahoo, as well as having no holdings in the weak IBM. Holdings in the health care sector included the top contributor to the fund’s result: U.S. biotechnology company Gilead Sciences.

Other strong sectors for the fund were industrials and consumer discretionary. Aerospace and defense companies led absolute results in the industrials group, while holdings in the media industry contributed most of the consumer discretionary sector’s gains.

All sectors except utilities, the fund’s smallest sector, gained during the year. The weakest area was the metals and mining industry in the materials sector, where demand remains sluggish.

Looking ahead, the portfolio managers expect that the likely rise in interest rates may lead to increased volatility in equity markets.

Largest individual equity securities	Percent of net assets

Gilead Sciences	3.71%
Google	2.61
Philip Morris International	2.19
Amazon	2.16
Oracle	2.14

Amgen	2.11%
Microsoft	2.06
Texas Instruments	2.03
Dow Chemical	1.76
Home Depot	1.39

American Funds Insurance Series

Growth-Income Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2013

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	33.82%	17.91%	7.33%	11.44%	.29%
Class 2	33.50	17.62	7.06	11.13	.54
Class 3	33.58	17.70	7.14	11.24	.47
Class 4	33.32	17.36	6.81	10.89	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses.

Where the fund’s assets were invested as of December 31, 2013	Percent of net assets

American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, gained 23.69% for the 12 months ended December 31, 2013. The S&P 500, the benchmark index for the fund’s equity holdings, rose 32.37%, while the Barclays U.S. Aggregate Index, which measures U.S. investment-grade bonds, lost 2.02%. The 60/40 S&P/Barclays Index gained 17.55%.*

U.S. stocks posted another year of strong gains, with the major indexes recording all-time highs. Bond markets were weak as U.S. interest rates began to rise.

All the fund’s industry sectors finished the year ahead; only utilities failed to notch a double-digit gain. Holdings in the consumer discretionary, health care, financials and industrials sectors were the primary contributors to the fund’s return. Three of the leading contributors had triple-digit returns for the year — U.S. biopharmaceutical companies Gilead Sciences and Incyte, and Japanese mobile telephone and internet provider SoftBank.

On a country basis, holdings in the U.S., Japan, the Netherlands and South Africa added the most value. Holdings in India, Brazil, France and Italy were weakest.

The fund’s holdings in cash, which reflect the portfolio managers’ cautious approach, were a drag on results. As in recent years, the portfolio managers continue to emphasize investments in stocks, which accounted for 69.4% of assets at year-end.

Largest individual equity securities	Percent of net assets

Microsoft	2.65%
Comcast	2.33
Merck	1.95
Lockheed Martin	1.93
Boeing	1.90

Kinder Morgan	1.79%
ACE	1.60
Home Depot	1.58
Goldman Sachs	1.47
American Express	1.44

American Funds Insurance Series

Asset Allocation Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2013

	1 year	5 years	10 years	Lifetime (since August 1,1989)	Expense ratio
Class 1	24.04%	15.50%	7.80%	8.77%	.31%
Class 2	23.69	15.22	7.54	8.48	.56
Class 3	23.81	15.29	7.61	8.57	.49
Class 4	23.89	15.02	7.30	8.24	.81	†

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses.

*	The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
†	The expense ratio for Class 4 is estimated based on current fiscal-year expenses.

Where the fund’s assets were invested as of December 31, 2013	Percent of net assets

American Funds Insurance Series

The strategy incorporates two additional risk-mitigation components: one designed to mitigate volatility and the other designed to help preserve capital during significant and sustained market declines.

Severe or prolonged market downturns in the early years of retirement can have a devastating effect on life savings. That’s why market volatility is a major concern for investors in or approaching retirement. As one way to help counter this risk, American Funds Insurance Series (AFIS) has introduced five funds that seek to manage volatility and provide downside protection during market turmoil.

The funds, which appear in this annual report, are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund.

We asked Alan Berro, the funds’ principal investment officer and one of their two portfolio managers, and Steve Joyce, senior insurance business leader, to explain the key features of the managed risk funds and how they can help retirement investors.

First, can you explain how the managed risk funds differ from the other AFIS funds?

Alan: “All AFIS funds benefit from The Capital System investment process that combines individual accountability with teamwork. Our strong research, attention to valuation, and excellent diversification already provide good risk management. However, the managed risk funds add an additional level of risk management that seeks to provide consistent preservation of capital over the long term. Each of these funds invests in its corresponding traditionally managed AFIS fund while maintaining a level of cash, adjusted for market conditions, to support an overlaid risk management strategy.

“The strategy incorporates two additional risk-mitigation components: one designed

American Funds Insurance Series

to mitigate volatility and the other designed to help preserve capital during significant and sustained market declines. Both risk management components are implemented using exchange-traded futures. The strategy is based on certain characteristics of the underlying fund’s equity portfolio; however, it acts independently of the underlying fund’s portfolio.”

The strategy adds another layer of risk-mitigation to the risk management procedures of the underlying funds.

Who are managed risk funds for?

Steve: “Managed risk funds are for investors who are particularly risk-averse and concerned about their exposure to significant market downturns or who are approaching or in retirement. We think these funds provide an opportunity for them to participate in the market with more confidence.”

Alan: “These funds are ideal for investors who are seeking exposure to equity investments, but are willing to exchange some potential upside for less volatile returns. They may be attractive to investors who are closer to retirement and couldn’t withstand a major setback to their savings that late in their lives.

“For example, consider the period from 2007 to the low in 2009 when the S&P 500 was down 55%. A 63-year-old investor might be terrified of that type of decline in his asset value at that point in his life, not knowing when the rebound is going to come.

“If you have a 15- or 20-year horizon, you’re pretty confident that at some point you’ll make it back. But if you’re 63 and looking to retire at 65, your assets just got cut in half, which can negatively impact your plans.”

What are the benefits of managed risk funds?

Alan: “The goal of managed risk funds is to tighten the distribution of returns to produce smoother investment results. While these funds may not do as well as their non-risk-managed counterparts during periods of rising equity markets, the managed risk strategy seeks to produce an attractive return on a risk-adjusted basis.”

American Funds Insurance Series

Steve Joyce

Alan Berro

Steve: “So for a variable annuity contract holder taking systematic withdrawals, the two risk management components are designed to work together to help preserve account value in order to reduce the risk that the contract holder runs out of money.”

Why has American Funds introduced managed risk funds?

Steve: “There is significant market demand for managed risk funds. The market for such funds has ballooned from $1.4 billion in assets under management in 2006 to more than $129 billion in 2012, according to a report from the mutual fund consulting firm Strategic Insight. The majority of these fund assets — $108 billion — is held in variable annuity contracts.”

Alan: “In addition, and most important, we believe these funds serve a purpose that is consistent with our investment philosophy and appropriate for certain kinds of investors.”

Who oversees the risk management strategy?

Alan: “The managed risk strategy is operated by the funds’ sub-adviser, Milliman Financial Risk Management LLC, the leading investment advisor to the life insurance industry for risk management and hedging. Milliman directly hedges approximately $85 billion in variable insurance assets and supports the risk management of over $500 billion of retirement savings accounts via its outsourcing of hedging and advisory services.”

Why did American Funds choose these specific funds?

Steve: “We selected funds that we believe paired best with the managed risk strategy. They represent an attractive,

diversified spectrum of choices for investors, including funds focused on growth, growth and income, international stocks, high-quality stocks and a balanced approach with investments in both stocks and bonds.”

Should investors move out of traditional non-managed-risk funds into these new funds?

Alan: “That depends on their specific circumstances, such as their risk tolerance, time frame and investing preferences, as well as the terms of their variable annuity contract. We suggest investors consult their financial advisor.”

Do the managed risk funds guarantee investors won’t lose money?

Alan: “No. Guarantees, if any, are provided by the issuer of the variable annuity contract, not the managed risk funds.”

Steve: “In down markets, the traditional and managed risk funds may both lose value. The goal of the managed risk funds is to decline less than the traditionally managed funds.”

What is volatility and why is it an important consideration?

Alan: “Volatility is a measure of the variation in the value of an investment over time. Generally, this is important to investors because:

•	Wide variances in the value of investments lead to greater emotional turmoil and worry;

•	Lower stability of returns while withdrawing for retirement can result in lower overall returns; and

•	Significant market declines when close to or in retirement may have a permanent negative impact on retirement savings.”

American Funds Insurance Series

Steve: “Over time, we’ve seen that volatility in the marketplace is inevitable, but that doesn’t necessarily mean that the market is going to go down over the long term. Some investors who are particularly loss-averse may feel that passing up the potential for higher returns in volatile markets is a good tradeoff.

“During the last prolonged market decline a lot of investors’ circumstances changed and they no longer had enough of a cushion to stay invested in the manner that they did before. These funds help to mitigate some of that exposure; they don’t eliminate risk, but they help to reduce it, and that should make those investors feel better.”

Is the managed risk strategy a form of market timing?

Alan: “No. Market timing is an attempt to profit by projecting the future direction of the market, often done with a short-term horizon. The history of returns for market timers is quite poor. Many people associate market timing with ‘tactical asset allocation’ strategies of today. We believe that the managed risk strategy is more in keeping with our overall longer term approach to asset allocation.

“We’re not trying to time short-term market moves; what we’re trying to do is change the sequence of returns so that investors lose less in down markets, which means they’ll have more invested when the market turns up and they can participate a little more on the upside from the market low.”

Steve: “We’re not trying to project the future direction of the market with these funds. Rather, what we’re trying to do is reduce downside risk and the volatility of return risk that is associated with being fully invested. This is distinctly different from ‘market timing’ and is more analogous to rebalancing in response to market risk. Market timing is an endeavor that I don’t believe can be successfully achieved, but rebalancing in response to increased risk can be very prudent.

“In summary, investors with very long time horizons, and the confidence to stay invested, might be better off in a traditionally managed fund. However, for some investors — such as someone approaching retirement or in the withdrawal phase, or simply investors who are more ‘loss-averse’ — the managed risk funds’ active risk management strategy may be appropriate.”  ■

American Funds Insurance Series

Global Growth Fund

Summary investment portfolio December 31, 2013

Common stocks 96.22%

	Shares	Value (000)	Percent of net assets

Consumer discretionary 24.74%
Amazon.com, Inc.[1]	584,500	$233,093	3.96%
priceline.com Inc.[1]	104,000	120,890	2.05
Home Depot, Inc.	1,011,000	83,246	1.41
Toyota Motor Corp.	1,250,000	76,204	1.30
Industria de Diseño Textil, SA	438,700	72,302	1.23
Honda Motor Co., Ltd.	1,753,800	72,111	1.23
Swatch Group Ltd, non-registered shares	82,550	54,552	1.19
Swatch Group Ltd	137,000	15,419
Naspers Ltd., Class N	654,020	68,333	1.16
HUGO BOSS AG	335,500	47,770	.81
Carnival Corp., units	1,085,000	43,584	.74
Walt Disney Co.	533,705	40,775	.69
Other securities		528,395	8.97
		1,456,674	24.74

Information technology 17.02%
ASML Holding NV (New York registered)	647,176	60,640	2.02
ASML Holding NV	624,897	58,492
Google Inc., Class A1	95,700	107,252	1.82
Alcatel-Lucent[1]	21,769,144	97,570	1.66
Taiwan Semiconductor Manufacturing Co. Ltd.	23,380,000	82,762	1.63
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	750,000	13,080
Baidu, Inc., Class A (ADR)[1]	413,000	73,464	1.25
Nintendo Co., Ltd.	535,000	71,174	1.21
TE Connectivity Ltd.	897,500	49,461	.84
OpenTable, Inc.[1]	605,000	48,019	.81
TDK Corp.	950,000	45,466	.77
Other securities		294,821	5.01
		1,002,201	17.02

Health care 14.35%
Novo Nordisk A/S, Class B	965,200	176,923	3.00
Vertex Pharmaceuticals Inc.[1]	1,093,000	81,210	1.38
UnitedHealth Group Inc.	960,000	72,288	1.23
Gilead Sciences, Inc.[1]	822,000	61,773	1.05
Merck & Co., Inc.	1,134,000	56,757	.96
Regeneron Pharmaceuticals, Inc.[1]	178,300	49,075	.83
Bayer AG	349,300	48,990	.83
Bristol-Myers Squibb Co.	909,600	48,345	.82
Hologic, Inc.[1]	2,163,000	48,343	.82
Novartis AG	580,000	46,293	.79
Other securities		155,291	2.64
		845,288	14.35

American Funds Insurance Series

Global Growth Fund

Common stocks

	Shares	Value (000)	Percent of net assets

Financials 14.03%
Moody’s Corp.	2,114,000	$165,886	2.82%
AIA Group Ltd.	13,255,300	66,496	1.13
Prudential PLC	2,772,434	61,519	1.05
ORIX Corp.	3,490,000	61,210	1.04
HSBC Holdings PLC	5,120,228	56,164	.95
AXA SA	1,836,463	51,059	.87
JPMorgan Chase & Co.	775,000	45,322	.77
BNP Paribas SA	500,000	38,967	.66
Other securities		279,354	4.74
		825,977	14.03

Industrials 7.45%
Rolls-Royce Holdings PLC[1]	2,805,000	59,223	1.01
Geberit AG	150,000	45,485	.77
KONE Oyj, Class B	880,000	39,708	.67
Intertek Group PLC	755,000	39,358	.67
Other securities		254,696	4.33
		438,470	7.45

Consumer staples 5.78%
Associated British Foods PLC	1,590,000	64,376	1.09
Nestlé SA	820,000	60,026	1.02
Colgate-Palmolive Co.	632,000	41,213	.70
Other securities		174,849	2.97
		340,464	5.78

Materials 4.39%
Steel Dynamics, Inc.	2,262,332	44,206	.75
First Quantum Minerals Ltd.	2,300,000	41,442	.71
Other securities		172,730	2.93
		258,378	4.39

Telecommunication services 3.36%
SoftBank Corp.	1,634,000	142,748	2.42
Other securities		55,271	.94
		198,019	3.36

Energy 3.25%
Oil Search Ltd.	6,973,952	50,501	.86
Other securities		140,815	2.39
		191,316	3.25

Utilities 0.48%
Other securities		28,404	.48

Miscellaneous 1.37%
Other common stocks in initial period of acquisition		80,469	1.37

Total common stocks (cost: $3,809,656,000)		5,665,660	96.22

American Funds Insurance Series

Global Growth Fund

Bonds, notes & other debt instruments 0.56%

	Value (000)	Percent of net assets

U.S. Treasury bonds & notes 0.56%
Other securities	$33,166	.56%

Total bonds, notes & other debt instruments (cost: $33,145,000)	33,166	.56

Short-term securities 3.57%

	Principal amount (000)
Federal Home Loan Bank 0.06%–0.09% due 2/12–3/21/2014	$68,100	68,090	1.16
Walt Disney Co. 0.07% due 2/27/2014[2]	18,800	18,798	.32
Other securities		123,376	2.09

Total short-term securities (cost: $210,258,000)		210,264	3.57

Total investment securities (cost: $4,053,059,000)		5,909,090	100.35
Other assets less liabilities		(20,918)	(.35)

Net assets		$5,888,172	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. One of these securities (with a value of $1,336,000, a cost of $6,378,000, and which represented .02% of the net assets of the fund) was acquired from 9/6/2000 to 4/18/2002 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

American Funds Insurance Series

Global Growth Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $130,572,000 over the prior 10-month period.

			Contract amount		Unrealized appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2013 (000)
Sales:
Japanese yen	1/14/2014	Bank of America, N.A.	$16,667	¥1,700,000	$523
Japanese yen	2/14/2014	Bank of New York Mellon	$29,190	¥2,900,000	1,646
Japanese yen	2/14/2014	Citibank	$14,558	¥1,450,000	786
Japanese yen	3/4/2014	Bank of America, N.A.	$95,403	¥9,800,000	2,315

					$5,270

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $35,598,000, which represented .60% of the net assets of the fund.

Key to abbreviation and symbol

ADR = American Depositary Receipts

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Growth Fund

Summary investment portfolio December 31, 2013

Common stocks 97.38%

	Shares	Value (000)	Percent of net assets

Consumer discretionary 21.60%
Amazon.com, Inc.[1]	2,786,800	$1,111,348	4.72%
Home Depot, Inc.	8,040,000	662,014	2.81
Comcast Corp., Class A	6,180,000	321,144	1.36
Wynn Macau, Ltd.	53,010,200	240,293	1.02
Las Vegas Sands Corp.	2,848,000	224,622	.95
NIKE, Inc., Class B	2,690,000	211,542	.90
Tiffany & Co.	2,135,000	198,085	.84
Johnson Controls, Inc.	3,549,100	182,069	.77
Time Warner Inc.	2,333,333	162,680	.69
Twenty-First Century Fox, Inc., Class A	4,548,400	160,013	.68
Other securities		1,615,374	6.86
		5,089,184	21.60

Financials 16.24%
Wells Fargo & Co.	15,478,396	702,719	2.98
American Express Co.	4,000,000	362,920	1.54
Bank of America Corp.	20,000,000	311,400	1.32
Berkshire Hathaway Inc., Class A1	1,500	266,850	1.13
Citigroup Inc.	4,444,000	231,577	.99
JPMorgan Chase & Co.	3,553,920	207,833	.88
Capital One Financial Corp.	2,580,000	197,654	.84
Goldman Sachs Group, Inc.	984,400	174,495	.74
Onex Corp.	3,110,500	167,933	.71
Legal & General Group PLC	45,158,246	166,535	.71
Other securities		1,036,026	4.40
		3,825,942	16.24

Information technology 15.47%
Google Inc., Class A1	731,500	819,799	3.48
ASML Holding NV (New York registered)	3,371,016	315,864	2.21
ASML Holding NV	2,190,184	205,007
salesforce.com, inc.[1]	5,655,000	312,099	1.33
Taiwan Semiconductor Manufacturing Co. Ltd.	67,583,000	239,234	1.02
Apple Inc.	400,000	224,444	.95
Concur Technologies, Inc.[1]	1,700,000	175,406	.74
Other securities		1,351,514	5.74
		3,643,367	15.47

Health care 13.31%
Gilead Sciences, Inc.[1]	6,128,800	460,579	1.96
Incyte Corp.[1]	7,672,800	388,474	1.65
Regeneron Pharmaceuticals, Inc.[1]	1,130,600	311,186	1.32
UnitedHealth Group Inc.	3,510,000	264,303	1.12
Grifols, SA, Class A, non-registered shares	4,285,000	204,935
Grifols, SA, Class B, non-registered shares	1,215,850	43,296	1.08
Grifols, SA, Class B (ADR)	195,000	7,043
Vertex Pharmaceuticals Inc.[1]	3,403,700	252,895	1.07
Edwards Lifesciences Corp.[1]	3,040,400	199,937	.85
Hologic, Inc.[1]	7,876,400	176,038	.75
Other securities		827,597	3.51
		3,136,283	13.31

American Funds Insurance Series

Growth Fund

Common stocks (continued)

	Shares	Value (000)	Percent of net assets

Energy 9.75%

Suncor Energy Inc.	7,852,093	$275,276	1.17%
Core Laboratories NV	1,185,000	226,276	.96
Pioneer Natural Resources Co.	1,130,000	207,999	.88
Noble Energy, Inc.	2,960,000	201,606	.86
Concho Resources Inc.[1]	1,830,000	197,640	.84
FMC Technologies, Inc.[1]	3,000,000	156,630	.66
Other securities		1,032,367	4.38
		2,297,794	9.75

Industrials 9.45%

Boeing Co.	2,305,000	314,609	1.33
Union Pacific Corp.	1,650,000	277,200	1.18
Oshkosh Corp.[2]	4,947,000	249,230	1.06
European Aeronautic Defence and Space Co. EADS NV	2,750,000	211,139	.90
Rockwell Collins, Inc.	2,636,900	194,920	.83
Other securities		978,535	4.15
		2,225,633	9.45

Consumer staples 5.45%

Costco Wholesale Corp.	2,485,000	295,740	1.25
PepsiCo, Inc.	3,055,000	253,382	1.08
Herbalife Ltd.	2,000,000	157,400	.67
Other securities		578,016	2.45
		1,284,538	5.45

Other 5.77%

Other securities		1,359,715	5.77

Miscellaneous 0.34%

Other common stocks in initial period of acquisition		78,796	.34

Total common stocks (cost: $12,679,745,000)		22,941,252	97.38

Rights & warrants 0.07%

Energy 0.07%

Other securities		16,599	.07

Total rights & warrants (cost: $17,736,000)		16,599	.07

American Funds Insurance Series

Growth Fund

Short-term securities 2.75%

	Principal amount (000)	Value (000)	Percent of net assets
Fannie Mae 0.055%–0.13% due 1/2–7/23/2014	$195,900	$195,850	.83%
Freddie Mac 0.11%–0.16% due 1/22–8/19/2014	173,710	173,621	.74
Federal Home Loan Bank 0.055%–0.15% due 1/6–9/8/2014	156,900	156,868	.67
Wells Fargo & Co. 0.13% due 2/19/2014	24,100	24,094	.10
Other securities		96,297	.41

Total short-term securities (cost: $646,699,000)		646,730	2.75

Total investment securities (cost: $13,344,180,000)		23,604,581	100.20
Other assets less liabilities		(46,382)	(.20)
Net assets		$23,558,199	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $129,438,000, which represented .55% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2013 (000)
Oshkosh Corp.	—	4,947,000	—	4,947,000	$742	$249,230
KGen Power Corp.[1,3,4]	3,166,128	—	—	3,166,128	—	1,741
Harman International Industries, Inc.[5]	3,581,000	—	3,581,000	—	418	—
Incyte Corp.[1,5]	7,910,000	—	237,200	7,672,800	—	—
Sturm, Ruger & Co., Inc.[5]	1,245,000	—	721,700	523,300	2,470	—
					$3,630	$250,971

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $104,862,000, which represented .45% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/19/2006 at no cost) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $89,936,000, which represented .38% of the net assets of the fund. These securities were acquired from 12/19/2006 to 10/17/2013 at an aggregate cost of $118,311,000.
[5]	Unaffiliated issuer at 12/31/2013.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund

Summary investment portfolio December 31, 2013

Common stocks 93.06%

	Shares	Value (000)	Percent of net assets

Health care 17.09%

Gilead Sciences, Inc.[1]	12,349,500	$928,065	3.71%
Amgen Inc.	4,623,700	527,842	2.11
Illumina, Inc.[1]	2,250,000	248,895	.99
Biogen Idec Inc.[1]	761,000	212,890	.85
Alexion Pharmaceuticals, Inc.[1]	1,590,000	211,565	.84
Merck & Co., Inc.	3,981,080	199,253	.80
Edwards Lifesciences Corp.[1]	2,793,900	183,727	.73
UnitedHealth Group Inc.	2,350,000	176,955	.71
Other securities		1,588,912	6.35
		4,278,104	17.09

Information technology 15.07%

Google Inc., Class A1	582,700	653,038	2.61
Oracle Corp.	13,993,000	535,372	2.14
Microsoft Corp.	13,756,700	514,913	2.06
Texas Instruments Inc.	11,583,559	508,634	2.03
Yahoo! Inc.[1]	5,538,000	223,957	.89
Apple Inc.	314,700	176,581	.71
Accenture PLC, Class A	2,025,000	166,495	.66
Intuit Inc.	2,035,000	155,311	.62
Other securities		838,473	3.35
		3,772,774	15.07

Consumer discretionary 13.86%

Amazon.com, Inc.[1]	1,355,000	540,360	2.16
Home Depot, Inc.	4,225,000	347,886	1.39
Time Warner Inc.	4,646,667	323,966	1.29
General Motors Co.[1]	7,694,808	314,487	1.26
Comcast Corp., Class A	4,203,000	218,409	1.07
Comcast Corp., Class A, special nonvoting shares	1,000,000	49,880
Twenty-First Century Fox, Inc., Class A	6,987,700	245,827	.98
Mattel, Inc.	4,495,000	213,872	.86
Melco Crown Entertainment Ltd. (ADR)[1]	4,000,000	156,880	.63
Other securities		1,056,845	4.22
		3,468,412	13.86

Industrials 10.62%

CSX Corp.	11,500,000	330,855	1.32
General Dynamics Corp.	2,807,000	268,209	1.07
Precision Castparts Corp.	889,400	239,515	.96
Nielsen Holdings NV	4,441,839	203,836	.82
3M Co.	1,039,800	145,832	.58
Rockwell Automation	1,147,600	135,600	.54
Other securities		1,333,906	5.33
		2,657,753	10.62

American Funds Insurance Series

Growth-Income Fund

Common stocks

	Shares	Value (000)	Percent of net assets

Energy 8.91%

Schlumberger Ltd.	3,562,000	$320,972	1.28%
EOG Resources, Inc.	1,703,000	285,832	1.14
Chevron Corp.	1,976,200	246,847	.99
ConocoPhillips	2,723,360	192,405	.77
Baker Hughes Inc.	3,263,000	180,313	.72
Royal Dutch Shell PLC, Class A (ADR)	2,525,000	179,957	.72
FMC Technologies, Inc.[1]	2,874,300	150,067	.60
Plains GP Holdings, LP, Class A1	5,500,000	147,235	.59
Other securities		525,649	2.10
		2,229,277	8.91

Materials 7.42%

Dow Chemical Co.	9,918,700	440,390	1.76
Celanese Corp., Series A	5,773,900	319,354	1.27
Other securities		1,098,522	4.39
		1,858,266	7.42

Financials 6.83%

Prudential Financial, Inc.	2,100,000	193,662	.77
State Street Corp.	2,280,000	167,329	.67
Other securities		1,349,580	5.39
		1,710,571	6.83

Consumer staples 6.38%

Philip Morris International Inc.	6,294,500	548,440	2.19
Coca-Cola Co.	5,135,400	212,143	.85
Altria Group, Inc.	3,815,000	146,458	.58
Other securities		690,384	2.76
		1,597,425	6.38

Telecommunication services 2.40%

Verizon Communications Inc.	5,720,900	281,125	1.12
Crown Castle International Corp.[1]	2,048,600	150,429	.60
Other securities		169,959	.68
		601,513	2.40

Utilities 0.63%

Other securities		157,689	.63

Miscellaneous 3.85%

Other common stocks in initial period of acquisition		964,035	3.85

Total common stocks (cost: $14,303,621,000)		23,295,819	93.06

Rights & warrants 0.02%

Consumer discretionary 0.02%

General Motors Co., Series A, warrants, expire 2016[1]	83,378	2,598	.02
General Motors Co., Series B, warrants, expire 2019[1]	83,378	1,929
Total rights & warrants (cost: $3,908,000)		4,527	.02

American Funds Insurance Series

Growth-Income Fund

Convertible securities 0.47%

	Value (000)	Percent of net assets

Other 0.34%

Other securities	$84,779	.34%

Miscellaneous 0.13%

Other convertible securities in initial period of acquisition	32,594	.13

Total convertible securities (cost: $73,225,000)	117,373	.47

Bonds, notes & other debt instruments 0.27%

Other bonds & notes 0.27%
Other securities	67,195	.27

Total bonds, notes & other debt instruments (cost: $61,621,000)	67,195	.27

Short-term securities 6.30%

	Principal amount (000)

Freddie Mac 0.07%–0.16% due 1/14–10/6/2014	$673,300	672,997	2.69
Fannie Mae 0.10%–0.14% due 1/13–9/22/2014	331,500	331,346	1.32
Federal Home Loan Bank 0.06%–0.135% due 1/22–8/26/2014	144,900	144,837	.58
Coca-Cola Co. 0.07%–0.18% due 1/6–3/11/2014[2]	52,400	52,397	.21
Google Inc. 0.10% due 2/20/2014[2]	40,000	39,996	.16
Chevron Corp. 0.08% due 2/19/2014[2]	27,300	27,295	.11
Other securities		308,871	1.23

Total short-term securities (cost: $1,577,662,000)		1,577,739	6.30

Total investment securities (cost: $16,020,037,000)		25,062,653	100.12
Other assets less liabilities		(29,299)	(.12)

Net assets		$25,033,354	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $9,997,000, a cost of $6,000,000, and which represented .04% of the net assets of the fund) was acquired on 6/28/2012 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. “Other securities” also includes a portion of a security that was pledged as collateral. The total value of pledged collateral was $290,000, which represented less than .01% of the net assets of the fund.

American Funds Insurance Series

Growth-Income Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $64,042,000 over the prior six-month period.

						Unrealized appreciation
			Contract amount			(depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)		at 12/31/2013 (000)
Sales:
Japanese yen	1/10/2014	Barclays Bank PLC	$36,721		¥3,783,725	$789
Swiss francs	1/14/2014	Bank of America, N.A.	$15,743	CHF	14,200	(177)

						$612

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $176,588,000, which represented .71% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CHF = Swiss francs

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund

Summary investment portfolio December 31, 2013

Common stocks 69.44%

	Shares	Value (000)	Percent of net assets

Consumer discretionary 12.38%

Comcast Corp., Class A	7,325,000	$380,644	2.33%
Home Depot, Inc.	3,125,000	257,312	1.58
Amazon.com, Inc.[1]	550,000	219,334	1.34
VF Corp.	2,800,000	174,552	1.07
General Motors Co.[1]	3,500,000	143,045	.88
Naspers Ltd., Class N	1,265,000	132,169	.81
Twenty-First Century Fox, Inc., Class A	3,600,000	126,648	.77
DIRECTV[1]	1,700,000	117,453	.72
Gentex Corp.	3,200,000	105,568	.65
Other securities		363,261	2.23
		2,019,986	12.38

Financials 11.56%

ACE Ltd.	2,520,000	260,896	1.60
Goldman Sachs Group, Inc.	1,350,000	239,301	1.47
American Express Co.	2,600,000	235,898	1.44
JPMorgan Chase & Co.	2,750,000	160,820	.99
Citigroup Inc.	2,750,000	143,303	.88
American Tower Corp.	1,575,000	125,716	.77
Bank of America Corp.	8,000,000	124,560	.76
Other securities		596,223	3.65
		1,886,717	11.56

Industrials 8.43%

Lockheed Martin Corp.	2,115,000	314,416	1.93
Boeing Co.	2,270,000	309,832	1.90
General Electric Co.	5,300,000	148,559	.91
Cummins Inc.	1,030,000	145,199	.89
Parker-Hannifin Corp.	900,000	115,776	.71
Other securities		341,460	2.09
		1,375,242	8.43

Health care 8.14%

Merck & Co., Inc.	6,350,000	317,817	1.95
Gilead Sciences, Inc.[1]	2,850,000	214,177	1.31
Bristol-Myers Squibb Co.	3,850,000	204,628	1.25
Johnson & Johnson	2,175,000	199,208	1.22
Pfizer Inc.	4,685,000	143,502	.88
UnitedHealth Group Inc.	1,500,000	112,950	.69
Incyte Corp.[1]	2,185,000	110,627	.68
Other securities		25,805	.16
		1,328,714	8.14

Energy 8.00%

Kinder Morgan, Inc.	8,090,000	291,240	1.79
Chevron Corp.	1,625,000	202,979	1.24
Noble Energy, Inc.	1,600,000	108,976	.67
Other securities		701,833	4.30
		1,305,028	8.00

American Funds Insurance Series

Asset Allocation Fund

Common stocks (continued)

	Shares	Value (000)	Percent of net assets

Information technology 7.72%

Microsoft Corp.	11,545,000	$432,129	2.65%
ASML Holding NV (New York registered)	2,155,000	201,923	1.24
Texas Instruments Inc.	3,000,000	131,730	.81
VeriSign, Inc.[1]	1,700,000	101,626	.62
Other securities		392,690	2.40
		1,260,098	7.72

Materials 4.93%

FMC Corp.	2,500,000	188,650	1.16
Dow Chemical Co.	3,000,000	133,200	.82
Monsanto Co.	900,000	104,895	.64
Sealed Air Corp.	3,000,000	102,150	.62
Other securities		275,143	1.69
		804,038	4.93

Consumer staples 4.21%

Unilever NV (New York registered)	3,445,000	138,592	.85
Wal-Mart Stores, Inc.	1,725,000	135,740	.83
Kimberly-Clark Corp.	1,120,000	116,995	.72
Coca-Cola Co.	2,000,000	82,620	.50
Other securities		213,095	1.31
		687,042	4.21

Other 2.10%

Other securities		341,053	2.10

Miscellaneous 1.97%

Other common stocks in initial period of acquisition		322,655	1.97

Total common stocks (cost: $7,150,472,000)		11,330,573	69.44

Rights & warrants 0.00%

Consumer discretionary 0.00%

Other securities		822	.00

Total rights & warrants (cost: $432,000)		822	.00

Convertible securities 0.11%

Industrials 0.05%

Other securities		7,540	.05

Miscellaneous 0.06%

Other convertible securities in initial period of acquisition		10,503	.06

Total convertible securities (cost: $15,028,000)		18,043	.11

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments 20.67%

	Principal amount (000)	Value (000)	Percent of net assets

U.S. Treasury bonds & notes 7.61%

U.S. Treasury 6.68%

0.25%2014	$200,000	$200,040
0.25% 2014	157,238	157,370
0.75% 2014	145,238	145,669	6.68%
2.625% 2014	105,000	106,528
1.50%–7.25% 2014–2043	475,384	479,692
		1,089,299	6.68

U.S. Treasury inflation-protected securities[2] 0.93%	154,597	151,419	.93

0.125%–1.875% 2015–2043		1,240,718	7.61

Total U.S. Treasury bonds & notes

Corporate bonds & notes 7.34%

Health care 1.06%	4,300	4,543	.03

Gilead Sciences, Inc. 3.05% 2016
Other securities		168,556	1.03
		173,099	1.06

Industrials 1.04%

General Electric Capital Corp. 3.10% 2023	3,750	3,559
General Electric Co. 2.70%–4.125% 2022–2042	9,035	8,429
Other securities		157,169	.96
		169,157	1.04

Financials 1.03%

JPMorgan Chase & Co. 3.20%–3.45% 2016–2023	9,500	9,394	.06
Goldman Sachs Group, Inc. 2.90%–3.625% 2018–2023	5,000	4,893	.03
Other securities		154,537	.94
		168,824	1.03

Consumer discretionary 0.82%

Comcast Corp. 5.65%–6.95% 2035–2037	6,875	8,165	.05
Other securities		126,282	.77
		134,447	.82

Energy 0.78%

Chevron Corp. 3.191% 2023	3,500	3,361	.02
Kinder Morgan Energy Partners, LP 5.00% 2021[3]	2,825	2,793	.02
Other securities		121,664	.74
		127,818	.78

Other corporate bonds & notes 2.61%

Other securities		424,705	2.61
Total corporate bonds & notes		1,198,050	7.34

Mortgage-backed obligations[4] 4.73%

Fannie Mae:
4.50% 2044	146,000	154,743	3.39
0%–7.50% 2021–2047[5]	392,656	399,232
Freddie Mac 4.00%–6.611% 2023–2043[5]	52,590	55,392	.34
Other securities		162,968	1.00
		772,335	4.73

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)	Percent of net assets

Federal agency bonds & notes 0.94%

Freddie Mac, 0.75%–3.111% 2016–2023[4]	$117,881	$115,719	.71%
Fannie Mae 2.184%–6.25% 2022–2029[5]	32,992	34,203	.21
Other securities		3,522	.02
		153,444	.94

Other bonds & notes 0.05%

Other securities		8,074	.05

Total bonds & notes & other debt instruments (cost: $3,360,730,000)		3,372,621	20.67

Short-term securities 11.14%

Freddie Mac 0.07%–0.16% due 1/14–9/17/2014	595,600	595,438	3.65
Federal Home Loan Bank 0.05%–0.15% due 1/16–10/22/2014	432,000	431,873	2.65
Fannie Mae 0.08%–0.15% due 1/2–9/2/2014	311,400	311,220	1.91
Coca-Cola Co. 0.11%–0.13% due 1/24–3/20/2014[3]	98,600	98,587	.60
Jupiter Securitization Co., LLC 0.11% due 1/23/2014[3]	15,700	15,699	.10
General Electric Capital Corp. 0.05% due 1/2/2014	10,200	10,200	.06
Other securities		354,634	2.17

Total short-term securities (cost: $1,817,558,000)		1,817,651	11.14

Total investment securities (cost: $12,344,220,000)		16,539,710	101.36
Other assets less liabilities		(222,017)	(1.36)

Net assets		$16,317,693	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $30,219,000, an aggregate cost of $55,742,000, and which represented .19% of the net assets of the fund) were acquired from 9/14/2009 to 3/15/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $60,412,000, which represented .37% of the net assets of the fund.

“Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $61,799,000, which represented .38% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $735,953,000, which represented 4.51% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically.

See Notes to Financial Statements

American Funds Insurance Series

This page intentionally left blank.

American Funds Insurance Series

Financial statements

Statements of assets and liabilities at December 31, 2013

	Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund		New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,909,090		$4,102,472	$23,353,610	$9,291,931		$2,696,062
Affiliated issuers	—		94,719	250,971	—		—
Cash denominated in currencies other than U.S. dollars	10		536	—	—	*	22
Cash	57		85	80	132		134
Unrealized appreciation on open forward currency contracts	5,270		496	—	5,061		878
Receivables for:
Sales of investments	826		4,967	4,279	516		214
Sales of fund’s shares	1,683		1,814	3,525	5,994		3,583
Closed forward currency contracts	—		—	—	—		—
Dividends and interest	8,656		2,233	19,329	12,779		8,381
Variation margin on interest rate swaps	—		—	—	—		—
Other	—		—	—	—		107

	5,925,592		4,207,322	23,631,794	9,316,413		2,709,381

Liabilities:
Unrealized depreciation on open forward currency contracts	—		36	—	121		38
Payables for:
Purchases of investments	1,331		2,039	7,615	908		—
Repurchases of fund’s shares	32,487		1,802	55,413	21,451		1,153
Closed forward currency contracts	—		—	—	—		—
Investment advisory services	2,549		2,446	6,417	3,820		1,626
Distribution services	912		619	3,441	1,238		275
Insurance administrative services	—	*	2	2	1		4
Administrative services	49		35	197	77		22
Trustees’ deferred compensation	43		26	448	202		15
Non-U.S. taxes	—		—	—	705		2,970
Variation margin on interest rate swaps	—		—	—	—		—
Other	49		47	62	121		93

	37,420		7,052	73,595	28,644		6,196

Net assets at December 31, 2013	$5,888,172		$4,200,270	$23,558,199	$9,287,769		$2,703,185

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,464,344		$3,032,271	$12,314,484	$7,070,062		$1,939,464
Undistributed (distributions in excess of) net investment income	3,114		(23,219)	33,372	(35,174)		(12,241)
Undistributed (accumulated) net realized gain (loss)	559,294		17,683	949,847	(402,975)		264,161
Net unrealized appreciation	1,861,420		1,173,535	10,260,496	2,655,856		511,801

Net assets at December 31, 2013	$5,888,172		$4,200,270	$23,558,199	$9,287,769		$2,703,185

Investment securities, at cost:
Unaffiliated issuers	$4,053,059		$2,895,583	$13,137,003	$6,640,664		$2,182,143
Affiliated issuers	—		128,519	207,177	—		—
Cash denominated in currencies other than U.S. dollars, at cost	10		536	—	—	*	22

See end of Statements of Assets & Liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

								(dollars and shares in thousands, except per-share amounts)
Blue Chip Income and Growth Fund		Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund		Asset Allocation Fund		Global Balanced Fund		Bond Fund	Global Bond Fund		High- Income Bond Fund

$6,598,563		$2,002,664	$25,062,653	$954,444		$16,539,710		$191,585		$9,745,653	$2,583,541		$1,908,182
—		12,385	—	—		—		—		—	—		—
—		—	—	32		—		—		—	—		—
115		107	61	134		615		85		411	130		1,362
—		58	789	—		—		36		6	1,248		—
9,799		10,797	32,891	1,617		453		2,548		939,236	52,662		255
3,085		480	9,328	141		20,906		27		13,618	5,124		2,182
—		—	—	—		—		—		—	145		—
14,884		7,225	32,144	2,542		42,770		954		67,862	34,363		33,432
—		—	—	—		—		—		310	—		—
—		—	—	—		—		—		—	—		255

6,626,446		2,033,716	25,137,866	958,910		16,604,454		195,235		10,767,096	2,677,213		1,945,668

—		—	177	—		—		59		1,655	4,643		24

44,490		1,526	16,310	3,568		273,022		2,675		1,485,377	81,124		5,954
9,797		2,039	78,525	420		8,431		217		3,857	532		2,733
—		—	—	—		—		5		72	571		—
2,190		1,003	5,600	512		3,802		106		2,883	1,159		757
785		378	3,155	53		1,213		32		1,014	318		228
—	*	— *	1	—	*	—	*	—		1	—	*	—	*
55		17	209	8		136		2		79	22		16
32		12	510	2		148		—	*	61	11		50
—		—	—	25		—		—		—	—		—
—		—	—	—		—		—		—	—		—
1		19	25	15		9		2		12	43		272

57,350		4,994	104,512	4,603		286,761		3,098		1,495,011	88,423		10,034

$6,569,096		$2,028,722	$25,033,354	$954,307		$16,317,693		$192,137		$9,272,085	$2,588,790		$1,935,634

$4,686,909		$1,845,616	$14,742,299	$817,010		$11,272,316		$166,792		$9,222,496	$2,538,299		$1,981,043
27,211		(1,984)	57,175	(3,866)		44,514		(344)		33,731	6,522		16,443
(27,423)		(269,806)	1,190,527	7,224		805,342		1,548		(5,703)	22,556		(126,113)
1,882,399		454,896	9,043,353	133,939		4,195,521		24,141		21,561	21,413		64,261

$6,569,096		$2,028,722	$25,033,354	$954,307		$16,317,693		$192,137		$9,272,085	$2,588,790		$1,935,634

$4,716,168		$1,539,135	$16,020,037	$820,535		$12,344,220		$167,426		$9,722,908	$2,559,120		$1,843,923
—		21,133	—	—		—		—		—	—		—
—		—	—	32		—		—		—	—		—

American Funds Insurance Series

Statements of assets and liabilities at December 31, 2013

	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund		Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$260,717		$3,591,732	$458,421	$27,809		$16,797
Affiliated issuers	—		—	—	—		—
Cash denominated in currencies other than U.S. dollars	—		—	—	—		—
Cash	54		136	104	11		7
Unrealized appreciation on open forward currency contracts	—		—	—	—		—
Receivables for:
Sales of investments	50,321		337,057	—	—		—
Sales of fund’s shares	731		2,688	2,390	1,080		139
Closed forward currency contracts	—		—	—	—		—
Dividends and interest	829		16,480	—	—	*	—	*
Variation margin on interest rate swaps	—		607	—	—		—
Other	—		—	—	—		—

	312,652		3,948,700	460,915	28,900		16,943

Liabilities:
Unrealized depreciation on open forward currency contracts	—		—	—	—		—
Payables for:
Purchases of investments	65,125		547,483	—	890		47
Repurchases of fund’s shares	116		526	644	—	*	—	*
Closed forward currency contracts	—		—	—	—		—
Investment advisory services	87		964	127	4		3
Distribution services	10		387	87	4		2
Insurance administrative services	—		— *	—	9		5
Administrative services	2		29	4	—		—
Trustees’ deferred compensation	—	*	51	20	—	*	—	*
Non-U.S. taxes	—		—	—	—		—
Variation margin on interest rate swaps	24		—	—	—		—
Other	—	*	1	—	—	*	—	*

	65,364		549,441	882	907		57

Net assets at December 31, 2013	$247,288		$3,399,259	$460,033	$27,993		$16,886

Net assets consist of:
Capital paid in on shares of beneficial interest	$250,763		$3,458,308	$460,040	$26,100		$15,980
Undistributed (accumulated) net investment income (loss)	11		6,797	(20)	2		6
Accumulated net realized loss	(2,328)		(20,636)	—	(126)		(243)
Net unrealized (depreciation) appreciation	(1,158)		(45,210)	13	2,017		1,143

Net assets at December 31, 2013	$247,288		$3,399,259	$460,033	$27,993		$16,886

Investment securities, at cost:
Unaffiliated issuers	$262,026		$3,641,153	$458,408	$25,792		$15,654
Affiliated issuers	—		—	—	—		—
Cash denominated in currencies other than U.S. dollars, at cost	—		—	—	—		—

See end of Statements of Assets & Liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

		(dollars and shares in thousands, except per-share amounts)
Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)
$26,241		$24,088		$55,167
—		—		847,930
—		—		—
17		5		399
—		—		—
—		—		—
365		137		11,155
—		—		—
—	*	—	*	—	*
—		—		—
—		—		—

26,623		24,230		914,651

—		—		—

246		58		6,844
—	*	3		—	*
—		—		—
4		3		140
4		3		154
10		8		442
—		—		—
—	*	—	*	—	*
—		—		—
—		—		—
—	*	—	*	1

264		75		7,581

$26,359		$24,155		$907,070

$24,741		$22,332		$852,158
4		3		89
(257)		(177)		(132)
1,871		1,997		54,955

$26,359		$24,155		$907,070

$24,370		$22,091		$55,167
—		—		792,975
—		—		—

American Funds Insurance Series

Statements of assets and liabilities at December 31, 2013

	Global Growth Fund		Global Small Capitalization Fund	Growth Fund		International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$1,507,830		$1,240,824	$7,002,863		$3,324,213	$1,387,588
Shares outstanding	50,078		48,309	89,165		156,636	55,330
Net asset value per share	$30.11		$25.69	$78.54		$21.22	$25.08
Class 2:
Net assets	$4,379,515		$2,955,577	$16,334,531		$5,915,296	$1,307,231
Shares outstanding	146,355		117,035	209,580		279,697	52,538
Net asset value per share	$29.92		$25.25	$77.94		$21.15	$24.88
Class 3:
Net assets				$215,972		$46,129
Shares outstanding				2,747		2,172
Net asset value per share				$78.62		$21.24
Class 4:
Net assets	$827		$3,869	$4,833		$2,131	$8,366
Shares outstanding	28		151	62		101	335
Net asset value per share	$30.07		$25.57	$78.32		$21.16	$24.99

	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund		Managed Risk Growth Fund	Managed Risk International Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$198,280		$1,583,610	$56,949
Shares outstanding	19,380		132,631	5,034
Net asset value per share	$10.23		$11.94	$11.31
Class 2:
Net assets	$49,007		$1,800,816	$395,105
Shares outstanding	4,796		152,265	35,539
Net asset value per share	$10.22		$11.83	$11.12
Class 3:
Net assets			$14,409	$7,978
Shares outstanding			1,205	712
Net asset value per share			$11.96	$11.21
Class 4:
Net assets	$1		$424	$1
Shares outstanding	—	*	36	—	*
Net asset value per share	$10.23		$11.93	$11.30
Class P1:
Net assets						$166	$109
Shares outstanding						15	10
Net asset value per share						$11.43	$10.82
Class P2:
Net assets						$27,827	$16,777
Shares outstanding						2,435	1,551
Net asset value per share						$11.43	$10.82

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

					(dollars and shares in thousands, except per-share amounts)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund	High- Income Bond Fund
$2,814,114	$206,296	$9,856,930	$695,923	$10,515,246	$35,991		$4,506,310	$1,092,964	$855,588
214,457	16,460	194,343	39,816	467,534	3,167		420,020	91,963	76,861
$13.12	$12.53	$50.72	$17.48	$22.49	$11.37		$10.73	$11.88	$11.13
$3,754,876	$1,821,868	$14,979,895	$257,682	$5,759,499	$156,145		$4,762,821	$1,495,815	$1,060,962
288,429	145,665	297,224	14,782	257,941	13,757		448,988	126,706	96,521
$13.02	$12.51	$50.40	$17.43	$22.33	$11.35		$10.61	$11.81	$10.99
		$193,255		$42,452					$18,990
		3,807		1,886					1,702
		$50.77		$22.51					$11.16
$106	$558	$3,274	$702	$496	$1		$2,954	$11	$94
8	45	65	40	22	—	*	276	1	8
$13.12	$12.50	$50.56	$17.45	$22.46	$11.35		$10.69	$11.87	$11.12

Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)
$124	$123	$112,037
11	11	9,388
$11.05	$11.50	$11.93
$26,235	$24,032	$795,033
2,375	2,090	66,648
$11.05	$11.50	$11.93

American Funds Insurance Series

Statements of operations for the year ended December 31, 2013

	Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$96,394		$35,638	$288,623	$173,785	$43,679
Interest	449		467	1,389	1,083	14,246

	96,843		36,105	290,012	174,868	57,925

Fees and expenses[3]:
Investment advisory services	29,493		27,187	73,985	44,541	18,795
Distribution services	10,071		6,983	39,334	14,039	3,301
Insurance administrative services	—	[4]	2	4	2	5
Transfer agent services	1		— [4]	2	1	— [4]
Administrative services	565		388	2,260	901	259
Accounting and administrative services	—		—	—	—	—
Reports to shareholders	240		165	1,070	423	112
Registration statement and prospectus	63		72	349	72	23
Trustees’ compensation	67		45	331	136	30
Auditing and legal	59		45	156	93	41
Custodian	640		828	820	2,312	968
State and local taxes	27		23	78	41	16
Other	9		6	30	13	6

Total fees and expenses before reimbursement/waiver	41,235		35,744	118,419	62,574	23,556
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—		—	—	—	—
Other	—		—	—	—	—

Total reimbursement/waiver of fees and expenses	—		—	—	—	—

Total fees and expenses after reimbursement/waiver	41,235		35,744	118,419	62,574	23,556

Net investment income	55,608		361	171,593	112,294	34,369

Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts, interest rate swaps, futures contracts and currency:
Net realized gain (loss) on:
Investments[2]	923,133		473,896	2,731,845	918,982	265,820
Forward currency contracts	7,558		(817)	—	(11,901)	1,740
Interest rate swaps	—		—	—	—	—
Futures contracts	—		—	—	—	—
Currency transactions	(847)		(376)	(4,522)	(1,811)	(2,489)

	929,844		472,703	2,727,323	905,270	265,071

Net unrealized appreciation (depreciation) on:
Investments	519,485		493,888	3,086,846	748,524	(14,981)
Forward currency contracts	5,270		448	—	8,074	945
Interest rate swaps	—		—	—	—	—
Futures contracts	—		—	—	—	—
Currency translations	136		(21)	97	539	17

	524,891		494,315	3,086,943	757,137	(14,019)

Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts, interest rate swaps, futures contracts and currency	1,454,735		967,018	5,814,266	1,662,407	251,052

Net increase (decrease) in net assets resulting from operations	$1,510,343		$967,379	$5,985,859	$1,774,701	$285,421

See end of Statements of Operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

												(dollars in thousands)
Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund		Asset Allocation Fund		Global Balanced Fund		Bond Fund	Global Bond Fund	High- Income Bond Fund

$159,215		$76,679		$412,197	$26,921		$193,809		$3,279		$202	$37	$587
431		3,311		8,022	1,318		94,603		1,402		211,826	77,586	133,808

159,646		79,990		420,219	28,239		288,412		4,681		212,028	77,623	134,395

23,881		12,017		63,617	5,556		40,668		1,127		32,622	13,959	8,860
8,994		4,566		35,740	607		13,867		343		12,090	3,918	2,754
—	[4]	—	[4]	2	—	[4]	—	[4]	—		2	— [4]	— [4]
—	[4]	—	[4]	2	—	[4]	1		—	[4]	1	— [4]	— [4]
593		202		2,356	86		1,427		17		884	265	191
—		—		—	—		—		—		—	—	—
129		42		1,132	9		951		2		379	61	69
17		9		323	26		155		9		80	52	28
63		24		356	6		173		2		109	31	31
39		21		161	9		97		2		60	18	13
126		259		461	228		242		31		63	470	15
18		11		66	2		35		—	[4]	31	12	9
7		4		31	1		18		5		19	14	9

33,867		17,155		104,247	6,530		57,634		1,538		46,340	18,800	11,979
—		—		—	—		77		—		—	—	—
—		—		—	—		—		—		—	—	—

—		—		—	—		77		—		—	—	—

33,867		17,155		104,247	6,530		57,557		1,538		46,340	18,800	11,979

125,779		62,835		315,972	21,709		230,855		3,143		165,688	58,823	122,416

481,198		267,304		2,959,426	34,867		823,842		4,275		9,921	11,776	15,871
—		—		672	—		—		(357)		—	(42,007)	—
—		—		—	—		—		—		(21)	—	—
—		—		—	—		—		—		—	—	—
—		(35)		(207)	(254)		1,275		(79)		(1,570)	(790)	(765)

481,198		267,269		2,959,891	34,613		825,117		3,839		8,330	(31,021)	15,106

1,061,020		80,651		3,591,352	92,234		1,982,236		13,048		(350,617)	(100,043)	(9,019)
—		58		612	—		—		60		(1,659)	1,929	74
—		—		—	—		—		—		334	—	—
—		—		—	—		—		—		—	—	—
3		55		113	57		27		1		111	11	20

1,061,023		80,764		3,592,077	92,291		1,982,263		13,109		(351,831)	(98,103)	(8,925)

1,542,221		348,033		6,551,968	126,904		2,807,380		16,948		(343,501)	(129,124)	6,181

$1,668,000		$410,868		$6,867,940	$148,613		$3,038,235		$20,091		$(177,813)	$(70,301)	$128,597

American Funds Insurance Series

Statements of operations for the year ended December 31, 2013

	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund[5]		Managed Risk International Fund[5]
Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$—	$—	$—	$186		$183
Interest	1,552	37,071	479	— 4		—	[4]

	1,552	37,071	479	186		183

Fees and expenses[3]:
Investment advisory services	860	12,006	1,586	21		15
Distribution services	124	4,757	1,083	12		6
Insurance administrative services	—	— [4]	—	12		6
Transfer agent services	— [4]	— [4]	— [4]	—	[4]	—	[4]
Administrative services	20	364	50	—		—
Accounting and administrative services	—	—	—	34		34
Reports to shareholders	2	126	17	—	[4]	—	[4]
Registration statement and prospectus	10	43	6	1		1
Trustees’ compensation	2	51	10	—	[4]	—	[4]
Auditing and legal	2	24	3	—	[4]	—	[4]
Custodian	1	10	1	8		8
State and local taxes	— [4]	12	2	—		—
Other	2	5	1	—	[4]	—	[4]

Total fees and expenses before reimbursement/waiver	1,023	17,398	2,759	88		70
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	4		3
Other	—	—	—	40		41

Total reimbursement/waiver of fees and expenses	—	—	—	44		44

Total fees and expenses after reimbursement/waiver	1,023	17,398	2,759	44		26

Net investment income (loss)	529	19,673	(2,280)	142		157

Net realized (loss) gain and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency:
Net realized (loss) gain on:
Investments[2]	(1,144)	(10,439)	— [4]	118		4
Forward currency contracts	—	—	—	—		—
Interest rate swaps	(54)	(448)	—	—		—
Futures contracts	—	—	—	(244)		(288)
Currency transactions	—	—	—	—	[4]	4

	(1,198)	(10,887)	— [4]	(126)		(280)

Net unrealized (depreciation) appreciation on:
Investments	(2,544)	(122,702)	(11)	2,017		1,143
Forward currency contracts	—	—	—	—		—
Interest rate swaps	151	4,211	—	—		—
Futures contracts	—	—	—	—		—
Currency translations	—	—	—	—		—

	(2,393)	(118,491)	(11)	2,017		1,143

Net realized (loss) gain and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency	(3,591)	(129,378)	(11)	1,891		863

Net (decrease) increase in net assets resulting from operations	$(3,062)	$(109,705)	$(2,291)	$2,033		$1,020

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.
[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[4]	Amount less than one thousand.
[5]	For the period May 1, 2013, commencement of operations, through December 31, 2013.

See Notes to Financial Statements

American Funds Insurance Series

		(dollars in thousands)
Managed Risk Blue Chip Income and Growth Fund[5]		Managed Risk Growth- Income Fund[5]		Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)

$393		$243		$10,534
—	[4]	—	[4]	2

393		243		10,536

22		19		847
13		10		725
13		10		838
—	[4]	—	[4]	— [4]
—		—		—
34		34		58
—	[4]	—	[4]	35
1		1		34
—	[4]	—	[4]	1
—	[4]	—	[4]	3
8		8		12
—		—		—
—	[4]	—	[4]	41

91		82		2,594
4		4		169
40		40		83

44		44		252

47		38		2,342

346		205		8,194

25		26		1,005
—		—		—
—		—		—
(282)		(203)		(1,050)
—	[4]	—	[4]	(2)

(257)		(177)		(47)

1,871		1,997		54,945
—		—		—
—		—		—
—		—		—
—		—		—

1,871		1,997		54,945

1,614		1,820		54,898

$1,960		$2,025		$63,092

American Funds Insurance Series

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012	2013	2012
Operations:
Net investment income	$55,608	$60,991	$361	$9,389	$171,593	$219,601
Net realized gain (loss) on investments, forward currency contracts, interest rate swaps, futures contracts and currency transactions	929,844	337,051	472,703	(62,597)	2,727,323	1,768,617
Net unrealized appreciation (depreciation) on investments, forward currency contracts, interest rate swaps, futures contracts and currency translations	524,891	638,745	494,315	637,610	3,086,943	1,983,865

Net increase in net assets resulting from operations	1,510,343	1,036,787	967,379	584,402	5,985,859	3,972,083

Dividends and distributions paid to shareholders:
Dividends from net investment income	(71,780)	(48,274)	(33,337)	(49,282)	(221,528)	(199,835)
Distributions from net realized gain on investments	—	—	—	—	—	—

Total dividends and distributions paid to shareholders	(71,780)	(48,274)	(33,337)	(49,282)	(221,528)	(199,835)

Net capital share transactions	(739,453)	(611,848)	(355,428)	(158,152)	(4,421,762)	(5,872,611)

Total increase (decrease) in net assets	699,110	376,665	578,614	376,968	1,342,569	(2,100,363)
Net assets:
Beginning of period	5,189,062	4,812,397	3,621,656	3,244,688	22,215,630	24,315,993

End of period	$5,888,172	$5,189,062	$4,200,270	$3,621,656	$23,558,199	$22,215,630

Undistributed (distributions in excess of) net investment income	$3,114	$2,832	$(23,219)	$(28,275)	$33,372	$87,829

	International Growth
	and Income Fund		Asset Allocation Fund		Global Balanced Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012	2013	2012
Operations:
Net investment income	$21,709	$7,402	$230,855	$239,938	$3,143	$2,361
Net realized gain (loss) on investments, forward currency contracts, interest rate swaps, futures contracts and currency transactions	34,613	(373)	825,117	656,984	3,839	(1,432)
Net unrealized appreciation (depreciation) on investments, forward currency contracts, interest rate swaps, futures contracts and currency translations	92,291	35,077	1,982,263	895,540	13,109	13,693

Net increase (decrease) in net assets resulting from operations	148,613	42,106	3,038,235	1,792,462	20,091	14,622

Dividends and distributions paid to shareholders:
Dividends from net investment income	(23,927)	(9,411)	(240,318)	(249,622)	(2,640)	(2,397)
Distributions from net realized gain on investments	(14,821)	—	—	—	(1,389)	—

Total dividends and distributions paid to shareholders	(38,748)	(9,411)	(240,318)	(249,622)	(4,029)	(2,397)

Net capital share transactions	416,512	161,657	1,058,137	(201,839)	24,936	39,124

Total increase (decrease) in net assets	526,377	194,352	3,856,054	1,341,001	40,998	51,349
Net assets:
Beginning of period	427,930	233,578	12,461,639	11,120,638	151,139	99,790

End of period	$954,307	$427,930	$16,317,693	$12,461,639	$192,137	$151,139

(Distributions in excess of) undistributed net investment income	$(3,866)	$(2,255)	$44,514	$49,224	$(344)	$(252)

See Notes to Financial Statements

American Funds Insurance Series

								(dollars in thousands)
				Blue Chip Income		Global Growth
International Fund		New World Fund		and Growth Fund		and Income Fund		Growth-Income Fund
Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2013	2012	2013	2012	2013	2012	2013	2012	2013	2012

$112,294	$149,039	$34,369	$32,854	$125,779	$104,754	$62,835	$47,025	$315,972	$391,678
905,270	(91,519)	265,071	71,498	481,198	184,482	267,269	43,123	2,959,891	1,608,151
757,137	1,429,972	(14,019)	284,578	1,061,023	312,798	80,764	237,050	3,592,077	1,854,608

1,774,701	1,487,492	285,421	388,930	1,668,000	602,034	410,868	327,198	6,867,940	3,854,437

(126,296)	(139,135)	(38,680)	(26,969)	(121,475)	(97,174)	(63,217)	(49,855)	(330,882)	(395,890)
—	—	(11,688)	—	—	—	—	—	—	—

(126,296)	(139,135)	(50,368)	(26,969)	(121,475)	(97,174)	(63,217)	(49,855)	(330,882)	(395,890)

(1,488,019)	(787,982)	(49,848)	(19,977)	283,296	(97,654)	(335,904)	(260,359)	(4,856,235)	(3,009,039)

160,386	560,375	185,205	341,984	1,829,821	407,206	11,747	16,984	1,680,823	449,508
9,127,383	8,567,008	2,517,980	2,175,996	4,739,275	4,332,069	2,016,975	1,999,991	23,352,531	22,903,023

$9,287,769	$9,127,383	$2,703,185	$2,517,980	$6,569,096	$4,739,275	$2,028,722	$2,016,975	$25,033,354	$23,352,531

$(35,174)	$(23,909)	$(12,241)	$(8,688)	$27,211	$22,907	$(1,984)	$(1,578)	$57,175	$71,481

								U.S. Government/
Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund		AAA-Rated Securities Fund
Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2013	2012	2013	2012	2013	2012	2013	2012	2013	2012

$165,688	$188,838	$58,823	$51,954	$122,416	$140,823	$529	$1	$19,673	$23,825
8,330	231,222	(31,021)	23,525	15,106	1,805	(1,198)	2,018	(10,887)	115,324
(351,831)	62,276	(98,103)	68,532	(8,925)	111,169	(2,393)	581	(118,491)	(60,103)

(177,813)	482,336	(70,301)	144,011	128,597	253,797	(3,062)	2,600	(109,705)	79,046

(176,180)	(231,875)	—	(55,524)	(127,001)	(143,258)	(1,659)	(703)	(27,711)	(43,222)
(97,344)	—	(32,698)	(21,416)	—	—	(345)	(1,250)	(98,424)	(110,100)

(273,524)	(231,875)	(32,698)	(76,940)	(127,001)	(143,258)	(2,004)	(1,953)	(126,135)	(153,322)

762,587	(627,799)	69,173	297,923	(115,679)	67,425	116,261	58,891	(189,164)	87,854

311,250	(377,338)	(33,826)	364,994	(114,083)	177,964	111,195	59,538	(425,004)	13,578
8,960,835	9,338,173	2,622,616	2,257,622	2,049,717	1,871,753	136,093	76,555	3,824,263	3,810,685

$9,272,085	$8,960,835	$2,588,790	$2,622,616	$1,935,634	$2,049,717	$247,288	$136,093	$3,399,259	$3,824,263

$33,731	$33,380	$6,522	$1,823	$16,443	$19,941	$11	$33	$6,797	$5,925

American Funds Insurance Series

Statements of changes in net assets

	Cash Management Fund		Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund
	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013[1]	Year ended December 31, 2013[1]	Year ended December 31, 2013[1]	Year ended December 31, 2013[1]
Operations:
Net investment (loss) income	$(2,280)	$(2,432)	$142	$157	$346	$205
Net realized gain (loss) on investments, forward currency contracts, interest rate swaps, futures contracts and currency transactions	— [3]	— [3]	(126)	(280)	(257)	(177)
Net unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency translations	(11)	17	2,017	1,143	1,871	1,997

Net (decrease) increase in net assets resulting from operations	(2,291)	(2,415)	2,033	1,020	1,960	2,025

Dividends and distributions paid to shareholders:
Dividends from net investment income	—	—	(140)	(114)	(342)	(202)
Distributions from net realized gain on investments	—	—	—	—	—	—

Total dividends and distributions paid to shareholders	—	—	(140)	(114)	(342)	(202)

Net capital share transactions	(73,782)	(78,336)	26,100	15,980	24,741	22,332

Total (decrease) increase in net assets	(76,073)	(80,751)	27,993	16,886	26,359	24,155
Net assets:
Beginning of period	536,106	616,857	—	—	—	—

End of period	$460,033	$536,106	$27,993	$16,886	$26,359	$24,155

(Distributions in excess of) undistributed net investment income	$(20)	$(16)	$2	$6	$4	$3

[1]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[2]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[3]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)
Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)
Year ended	Year ended
December 31,	December 31,
2013	2012[2]

$8,194	$320
(47)	(42)
54,945	10

63,092	288

(8,151)	(317)
—	—

(8,151)	(317)

817,857	34,301

872,798	34,272
34,272	—

$907,070	$34,272

$89	$3

American Funds Insurance Series

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 22 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the investment adviser to the series. Milliman Financial Risk Management LLC (“Milliman”) is the sub-adviser for the risk management strategy for five of the funds (the “managed risk funds”).

The managed risk funds are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund). The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman to implement the risk management strategy, which consists of using hedging instruments - primarily short positions on exchange-traded futures contracts - to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2014; however, the series reserves the right to delay the implementation.

The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities in the U.S. and around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

American Funds Insurance Series

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to provide long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund’s financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

American Funds Insurance Series

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2013 (dollars in thousands):

American Funds Insurance Series

Global Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$1,455,339	$—	$1,335	$1,456,674
Information technology	1,002,201	—	—	1,002,201
Health care	845,288	—	—	845,288
Financials	825,977	—	—	825,977
Industrials	438,470	—	—	438,470
Consumer staples	340,464	—	—	340,464
Materials	258,378	—	—	258,378
Telecommunication services	198,019	—	—	198,019
Energy	191,316	—	—	191,316
Utilities	28,404	—	—	28,404
Miscellaneous	80,469	—	—	80,469
Bonds, notes & other debt instruments	—	33,166	—	33,166
Short-term securities	—	210,264	—	210,264

Total	$5,664,325	$243,430	$1,335	$5,909,090

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$5,270	$—	$5,270

*	Securities with a value of $2,131,726,000, which represented 36.20% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$965,081	$—	$69	$965,150
Health care	590,728	7,920	—	598,648
Industrials	466,731	—	—	466,731
Information technology	393,318	—	71	393,389
Financials	365,990	—	1,336	367,326
Materials	229,224	—	1,212	230,436
Energy	227,020	1,745	—	228,765
Utilities	173,272	—	—	173,272
Consumer staples	134,940	—	—	134,940
Telecommunication services	18,509	—	—	18,509
Miscellaneous	206,006	—	—	206,006
Convertible securities	—	1,704	9,412	11,116
Bonds, notes & other debt instruments	—	13,351	—	13,351
Short-term securities	—	389,552	—	389,552

Total	$3,770,819	$414,272	$12,100	$4,197,191

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$496	$—	$496
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(36)	—	(36)

Total	$—	$460	$—	$460

*	Securities with a value of $1,353,625,000, which represented 32.23% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$5,089,184	$—	$—	$5,089,184
Financials	3,794,791	—	31,151	3,825,942
Information technology	3,643,367	—	—	3,643,367
Health care	3,121,357	14,926	—	3,136,283
Energy	2,240,750	24,024	33,020	2,297,794
Industrials	2,225,633	—	—	2,225,633
Consumer staples	1,284,538	—	—	1,284,538
Other	1,357,974	1,741	—	1,359,715
Miscellaneous	78,796	—	—	78,796
Rights & warrants	16,599	—	—	16,599
Short-term securities	—	646,730	—	646,730

Total	$22,852,989	$687,421	$64,171	$23,604,581

*	Securities with a value of $2,082,106,000, which represented 8.84% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,675,962	$—	$—	$1,675,962
Consumer discretionary	1,434,209	—	6,802	1,441,011
Health care	1,229,202	25,873	—	1,255,075
Information technology	1,225,057	—	—	1,225,057
Industrials	1,176,814	—	—	1,176,814
Consumer staples	557,382	—	—	557,382
Telecommunication services	526,510	—	—	526,510
Materials	393,739	5,762	—	399,501
Utilities	213,956	—	—	213,956
Energy	213,075	—	—	213,075
Miscellaneous	217,290	—	—	217,290
Bonds, notes & other debt instruments	—	94,328	—	94,328
Short-term securities	—	295,970	—	295,970

Total	$8,863,196	$421,933	$6,802	$9,291,931

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$5,061	$—	$5,061
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(121)	—	(121)

Total	$—	$4,940	$—	$4,940

*	Securities with a value of $7,488,132,000, which represented 80.62% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

New World Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$432,343	$—	$—	$432,343
Consumer discretionary	379,367	—	—	379,367
Financials	279,749	—	34	279,783
Consumer staples	247,148	—	—	247,148
Energy	237,605	1,786	—	239,391
Health care	206,438	—	—	206,438
Industrials	195,140	—	—	195,140
Materials	88,869	—	—	88,869
Telecommunication services	80,789	—	—	80,789
Utilities	33,936	—	—	33,936
Miscellaneous	129,023	—	—	129,023
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	19,610	—	19,610
Other bonds & notes	—	206,889	—	206,889
Short-term securities	—	157,336	—	157,336

Total	$2,310,407	$385,621	$34	$2,696,062

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$878	$—	$878
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(38)	—	(38)

Total	$—	$840	$—	$840

*	Securities with a value of $1,083,684,000, which represented 40.09% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,274,592	$—	$—	$1,274,592
Information technology	1,037,950	—	—	1,037,950
Industrials	836,637	—	—	836,637
Consumer staples	711,557	—	—	711,557
Telecommunication services	654,638	—	—	654,638
Consumer discretionary	443,365	—	—	443,365
Energy	368,393	—	—	368,393
Utilities	360,658	—	—	360,658
Financials	318,569	—	—	318,569
Materials	147,729	—	—	147,729
Miscellaneous	94,118	—	—	94,118
Short-term securities	—	350,357	—	350,357

Total	$6,248,206	$350,357	$—	$6,598,563

American Funds Insurance Series

Global Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$438,106	$—	$702	$438,808
Consumer discretionary	309,130	—	—	309,130
Industrials	230,420	—	—	230,420
Information technology	212,282	—	—	212,282
Health care	165,899	—	—	165,899
Telecommunication services	125,832	—	—	125,832
Consumer staples	121,784	—	—	121,784
Materials	111,982	—	—	111,982
Utilities	106,910	—	—	106,910
Energy	85,975	—	—	85,975
Miscellaneous	17,334	—	—	17,334
Convertible securities	—	11,242	465	11,707
Bonds, notes & other debt instruments	—	9,989	—	9,989
Short-term securities	—	66,997	—	66,997

Total	$1,925,654	$88,228	$1,167	$2,015,049

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$58	$—	$58

*	Securities with a value of $588,804,000, which represented 29.02% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth-Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$4,278,104	$—	$—	$4,278,104
Information technology	3,772,774	—	—	3,772,774
Consumer discretionary	3,468,412	—	—	3,468,412
Industrials	2,657,753	—	—	2,657,753
Energy	2,229,277	—	—	2,229,277
Materials	1,858,266	—	—	1,858,266
Financials	1,710,571	—	—	1,710,571
Consumer staples	1,597,425	—	—	1,597,425
Telecommunication services	601,513	—	—	601,513
Utilities	157,689	—	—	157,689
Miscellaneous	964,035	—	—	964,035
Rights & warrants	4,527	—	—	4,527
Convertible securities	—	117,373	—	117,373
Bonds, notes & other debt instruments	—	67,195	—	67,195
Short-term securities	—	1,577,739	—	1,577,739

Total	$23,300,346	$1,762,307	$—	$25,062,653

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$789	$—	$789
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(177)	—	(177)

Total	$—	$612	$—	$612

*	Securities with a value of $1,266,008,000, which represented 5.06% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

International Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$203,092	$—	$—	$203,092
Consumer discretionary	165,133	—	—	165,133
Health care	95,148	—	—	95,148
Consumer staples	89,071	—	—	89,071
Industrials	88,761	—	—	88,761
Utilities	76,778	—	—	76,778
Telecommunication services	59,906	—	—	59,906
Energy	33,636	—	—	33,636
Information technology	33,530	—	—	33,530
Materials	26,951	—	—	26,951
Miscellaneous	3,119	—	—	3,119
Convertible securities	—	3,092	—	3,092
Bonds, notes & other debt instruments	—	7,343	—	7,343
Short-term securities	—	68,884	—	68,884

Total	$875,125	$79,319	$—	$954,444

*	Securities with a value of $569,737,000, which represented 59.70% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$2,019,437	$111	$438	$2,019,986
Financials	1,886,717	—	—	1,886,717
Industrials	1,347,609	—	27,633	1,375,242
Health care	1,328,714	—	—	1,328,714
Energy	1,305,028	—	—	1,305,028
Information technology	1,260,098	—	—	1,260,098
Materials	801,819	—	2,219	804,038
Consumer staples	687,042	—	—	687,042
Other	341,053	—	—	341,053
Miscellaneous	319,366	—	3,289	322,655
Rights & warrants	822	—	—	822
Convertible securities	—	—	18,043	18,043
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	1,240,718	—	1,240,718
Corporate bonds & notes	—	1,187,984	10,066	1,198,050
Mortgage-backed obligations	—	772,335	—	772,335
Federal agency bonds & notes	—	153,444	—	153,444
Other bonds & notes	—	8,074	—	8,074
Short-term securities	—	1,817,651	—	1,817,651

Total	$11,297,705	$5,180,317	$61,688	$16,539,710

*	Securities with a value of $374,598,000, which represented 2.30% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

American Funds Insurance Series

Global Balanced Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$21,283	$—	$—	$21,283
Industrials	18,796	—	—	18,796
Information technology	16,960	—	—	16,960
Consumer staples	16,559	—	—	16,559
Health care	14,608	—	—	14,608
Consumer discretionary	14,498	—	—	14,498
Energy	8,985	—	—	8,985
Materials	7,415	547	—	7,962
Telecommunication services	6,037	—	—	6,037
Utilities	2,198	—	—	2,198
Preferred securities	—	151	—	151
Convertible securities	—	1,015	—	1,015
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	27,705	—	27,705
Corporate bonds & notes	—	15,613	—	15,613
U.S. Treasury bonds & notes	—	9,380	—	9,380
Mortgage-backed obligations	—	4,036	—	4,036
Short-term securities	—	5,799	—	5,799

Total	$127,339	$64,246	$—	$191,585

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$36	$—	$36
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(59)	—	(59)

Total	$—	$(23)	$—	$(23)

*	Securities with a value of $42,127,000, which represented 21.93% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$2,853,178	$—	$2,853,178
Corporate bonds & notes	—	2,850,835	—	2,850,835
Mortgage-backed obligations	—	1,946,122	—	1,946,122
Bonds & notes of governments & government agencies outside the U.S.	—	417,268	—	417,268
Federal agency bonds & notes	—	239,153	—	239,153
Other bonds & notes	—	101,913	—	101,913
Convertible securities	—	1,473	—	1,473
Preferred securities	2,640	7,245	—	9,885
Common stocks	5	—	5,452	5,457
Short-term securities	—	1,320,369	—	1,320,369

Total	$2,645	$9,737,556	$5,452	$9,745,653

American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$6	$—	$6
Unrealized appreciation on interest rate swaps	—	334	—	334
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,655)	—	(1,655)

Total	$—	$(1,315)	$—	$(1,315)

*	Forward currency contracts are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$584,475	$—	$584,475
Japanese yen	—	148,162	—	148,162
Polish zloty	—	101,766	—	101,766
Mexican pesos	—	99,955	—	99,955
British pounds	—	80,792	—	80,792
Swedish kronor	—	40,462	—	40,462
Norwegian kroner	—	37,858	—	37,858
Hungarian forints	—	33,741	—	33,741
South Korean won	—	29,733	—	29,733
Brazilian reais	—	19,869	—	19,869
U.S. dollars	—	1,091,168	—	1,091,168
Other currencies	—	113,679	—	113,679
Convertible securities	—	—	597	597
Preferred securities	1,505	1,269	—	2,774
Common stocks	—	—	1,230	1,230
Short-term securities	—	197,280	—	197,280

Total	$1,505	$2,580,209	$1,827	$2,583,541

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,248	$—	$1,248
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(4,643)	—	(4,643)

Total	$—	$(3,395)	$—	$(3,395)

*	Forward currency contracts are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,709,473	$12,488	$1,721,961
Other bonds & notes	—	16,063	—	16,063
Convertible securities	3,363	4,436	10,805	18,604
Preferred securities	5,458	9,675	—	15,133
Common stocks	5,425	167	34,360	39,952
Rights & warrants	286	—	—	286
Short-term securities	—	96,183	—	96,183

Total	$14,532	$1,835,997	$57,653	$1,908,182

American Funds Insurance Series

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(24)	$—	$(24)

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the 12 months ended December 31, 2013 (dollars in thousands):

	Beginning value at 1/1/2013	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized appreciation[3]	Transfers out of Level 3[2]	Ending value at 12/31/2013
Investment securities	$3,779	$33,093	$94,412	$(58,805)	$(57)	$772	$(15,541)	$57,653

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2013:								$(2,230)

[1]	Forward currency contracts are not included in the investment portfolio.
[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

Unobservable inputs — The following table provides additional information used by the fund’s investment adviser to fair value securities with significant unobservable inputs.

	Value at 12/31/2013	Valuation technique(s)	Unobservable input(s)	Range	Impact to valuation from an increase in input[4]

Bonds, notes & other debt instruments	$12,488	Recent acquisition price	N/A	N/A	N/A

Convertible securities	10,805	Blend of market quote and market comparable companies	EV/EBITDA multiple	11.80x-12.91x	Increase

			EV/EBITDA multiple	6.13x-10.93x	Increase

		Market compatible companies	EV (EBITDA-CAPEX) multiple	13x-15x	Increase

			DLOM	23%-25%	Decrease

Common stocks	34,360		EV/EBITDA multiple	4.36x-12.91x	Increase

		Blend of market quote and market comparable companies	DLOM	17.18%-23.01%	Decrease

		Expected merger proceeds	N/A	N/A	N/A

	$57,653

[4]	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

CAPEX = Capital expenditure

EV = Enterprise value

EBITDA = Earnings before interest, taxes, depreciation and amortization

DLOM = Discount for lack of marketability

Mortgage Fund

At December 31, 2013, all of the fund’s investments were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At December 31, 2013, all of the fund’s investments were classified as Level 2.

American Funds Insurance Series

Cash Management Fund

At December 31, 2013, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund

At December 31, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk International Fund

At December 31, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At December 31, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2013, all of the fund’s investment securities were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

American Funds Insurance Series

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds, or bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, a fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce a fund’s cash for potential reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The values and liquidity of the securities held by a fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

American Funds Insurance Series

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Management — The managed risk funds are subject to the risk that the methods employed by the sub-adviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the risk management strategy may not effectively protect the managed risk funds from market declines and will limit the managed risk funds’ participation in market gains. The use of the risk management strategy could cause a managed risk fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Some of the funds have entered into certain investment transactions and contracts as further described.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

American Funds Insurance Series

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Unfunded commitments — One of the funds has participated in transactions that involve unfunded commitments, which may obligate the fund to lend additional sums based upon the terms of the loan agreement. As of December 31, 2013, the maximum exposure of unfunded loan commitments for High-Income Bond Fund was $262,000, which would represent 0.01% of the net assets of the fund should such commitments become due.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of December 31, 2013, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Growth and Income Fund, Growth-Income Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase and/or sell currencies.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of December 31, 2013, Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin

American Funds Insurance Series

required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives “variation margin” based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund did not hold any futures contracts as of December 31, 2013.

The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps and/or futures contracts as of December 31, 2013 (dollars in thousands):

		Global Growth Fund	Global Small Capitalization Fund	International Fund	New World Fund	Global Growth and Income Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$5,270	$496	$5,061	$878	$58
Forward currency	Receivables for closed forward currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—

		$5,270	$496	$5,061	$878	$58

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$36	$121	$38	$—
Forward currency	Payables for closed forward currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—

		$—	$36	$121	$38	$—

Net realized gain (loss)	Location on statements of operations
Forward currency	Net realized gain (loss) on forward currency contracts	$7,558	$(817)	$(11,901)	$1,740	$—
Interest rate swaps	Net realized loss on interest rate swaps	—	—	—	—	—
Futures contracts	Net realized loss on futures contracts	—	—	—	—	—

		$7,558	$(817)	$(11,901)	$1,740	$—

Net unrealized appreciation	Location on statements of operations
Forward currency	Net unrealized appreciation on forward currency contracts	$5,270	$448	$8,074	$945	$58
Interest rate swaps	Net unrealized appreciation on interest rate swaps	—	—	—	—	—

		$5,270	$448	$8,074	$945	$58

American Funds Insurance Series

		Growth- Income Fund	Global Balanced Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$789	$36	$6	$1,248	$—
Forward currency	Receivables for closed forward currency contracts	—	—	—	145	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	310	—	—

		$789	$36	$316	$1,393	$—

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$177	$59	$1,655	$4,643	$24
Forward currency	Payables for closed forward currency contracts	—	5	72	571	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—

		$177	$64	$1,727	$5,214	$24

Net realized gain (loss)	Location on statements of operations
Forward currency	Net realized gain (loss) on forward currency contracts	$672	$(357)	$—	$(42,007)	$—
Interest rate swaps	Net realized loss on interest rate swaps	—	—	(21)	—	—
Futures contracts	Net realized loss on futures contracts	—	—	—	—	—

		$672	$(357)	$(21)	$(42,007)	$—

Net unrealized appreciation (depreciation)	Location on statements of operations
Forward currency	Net unrealized appreciation (depreciation) on forward currency contracts	$612	$60	$(1,659)	$1,929	$74
Interest rate swaps	Net unrealized appreciation on interest rate swaps	—	—	334	—	—

		$612	$60	$(1,325)	$1,929	$74

American Funds Insurance Series

		Mortgage Fund	U.S. Government/AAA- Rated Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—	$—	$—
Forward currency	Receivables for closed forward currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	607	—	—	—

		$—	$607	$—	$—	$—

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—	$—	$—
Forward currency	Payables for closed forward currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	24	—	—	—	—

		$24	$—	$—	$—	$—

Net realized gain (loss)	Location on statements of operations
Forward currency	Net realized gain on forward currency contracts	$—	$—	$—	$—	$—
Interest rate swaps	Net realized loss on interest rate swaps	(54)	(448)	—	—	—
Futures contracts	Net realized loss on futures contracts	—	—	(244)	(288)	(282)

		$(54)	$(448)	$(244)	$(288)	$(282)

Net unrealized appreciation (depreciation)	Location on statements of operations
Forward currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—	$—	$—
Interest rate swaps	Net unrealized appreciation on interest rate swaps	151	4,211	—	—	—

		$151	$4,211	$—	$—	$—

American Funds Insurance Series

		Managed Risk Growth-Income Fund	Managed Risk Asset Allocation Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$—	$—
Forward currency	Receivables for closed forward currency contracts	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—

		$—	$—

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$—
Forward currency	Payables for closed forward currency contracts	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—

		$—	$—

Net realized gain (loss)	Location on statements of operations
Forward currency	Net realized gain on forward currency contracts	$—	$—
Interest rate swaps	Net realized loss on interest rate swaps	—	—
Futures contracts	Net realized loss on futures contracts	(203)	(1,050)

		$(203)	$(1,050)

Net unrealized appreciation (depreciation)	Location on statements of operations
Forward currency	Net unrealized appreciation on forward currency contracts	$—	$—
Interest rate swaps	Net unrealized appreciation on interest rate swaps	—	—

		$—	$—

Collateral — Funds that invest in forward currency contracts, interest rate swaps and/or futures contracts have entered into a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party to the forward currency contract cannot meet its contractual obligations. For interest rate swaps and future contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract.

American Funds Insurance Series

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty, are settled net of each party’s payment obligation. For financial reporting purposes, financial assets and financial liabilities that are subject to netting arrangements are not offset in the funds’ statements of assets and liabilities. The following tables present each fund’s forward currency contracts by counterparty, including those that are subject to potential offset on the statements of assets and liabilities as of December 31, 2013 (dollars in thousands):

Global Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$2,838	$—	$(2,602)	$—	$236
Bank of New York Mellon	1,646	—	(1,487)	—	159
Citibank	786	—	(655)	—	131

	$5,270	$—	$(4,744)	$—	$526

International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$4,696	$—	$(4,531)	$—	$165
Bank of America, N.A.	76	—	—	—	76
Citibank	102	—	—	—	102
HSBC Bank	187	—	(30)	—	157

	$5,061	$—	$(4,561)	$—	$500

Liabilities:
UBS AG	$121	$—	$—	$—	$121

See end of rights of offset tables for footnotes.

American Funds Insurance Series

New World Fund

			Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$74		$—	$—	$—	$74
Citibank	7		(7)	—	—	—
HSBC Bank	696		—	(689)	—	7
JPMorgan Chase	36		—	—	—	36
UBS AG	65		—	—	—	65

	$878		$(7)	$(689)	$—	$182

Liabilities:
Bank of America, N.A.	$17		$—	$—	$—	$17
Bank of New York Mellon	—	†	—	—	—	—	†
Citibank	21		(7)	—	—	14

	$38		$(7)	$—	$—	$31

Global Balanced Fund

			Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$22		$(18)	$—	$—	$4
Citibank	7		(7)	—	—	—
Credit Suisse AG	1		—	—	—	1
HSBC Bank	6		(1)	—	—	5

	$36		$(26)	$—	$—	$10

Liabilities:
Bank of America, N.A.	$18		$(18)	$—	$—	$—
Bank of New York Mellon	—	†	—	—	—	—	†
Citibank	30		(7)	—	—	23
HSBC Bank	1		(1)	—	—	—
UBS AG	15		—	—	—	15

	$64		$(26)	$—	$—	$38

American Funds Insurance Series

Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$6	$(6)	$—	$—	$—
Liabilities:
Bank of America, N.A.	$72	$—	$—	$—	$72
Bank of New York Mellon	7	—	—	—	7
Citibank	543	(6)	(438)	—	99
JPMorgan Chase	1,105	—	(895)	—	210

	$1,727	$(6)	$(1,333)	$—	$388

Global Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$621	$(621)	$—	$—	$—
Bank of New York Mellon	167	(167)	—	—	—
Barclays Bank PLC	12	—	—	—	12
Citibank	98	(98)	—	—	—
HSBC Bank	57	(57)	—	—	—
JPMorgan Chase	145	(145)	—	—	—
UBS AG	293	(293)	—	—	—

	$1,393	$(1,381)	$—	$—	$12

Liabilities:
Bank of America, N.A.	$667	$(621)	$—	$—	$46
Bank of New York Mellon	710	(167)	(380)	—	163
Citibank	742	(98)	(616)	—	28
Credit Suisse AG	13	—	—	—	13
HSBC Bank	370	(57)	—	—	313
JPMorgan Chase	544	(145)	(280)	—	119
UBS AG	2,168	(293)	(1,635)	—	240

	$5,214	$(1,381)	$(2,911)	$—	$922

*	Non-cash collateral is shown on a settlement basis.
†	Amount less than one thousand.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

American Funds Insurance Series

As of and during the period ended December 31, 2013, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2010. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2009. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund and New World Fund for tax years before 2006; Global Growth and Income Fund for tax years before 2007; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables on the following pages, some of the funds had capital loss carryforwards available at December 31, 2013. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

American Funds Insurance Series

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
As of December 31, 2013:
Undistributed ordinary income	$20,842	$—	$39,391	$5,567	$10,239	$27,244
Undistributed long-term capital gain	559,294	18,718	1,119,339	—	257,909	—
Capital loss carryforward:
Expiring 2017	—	—	—	(301,746)	—	(24,747)
Expiring 2018	—	—	—	(84,504)	—	—

	$—	$—	$—	$(386,250)	$—	$(24,747)

Capital loss carryforwards utilized	$353,831	$433,591	$1,595,427	$900,664	$—	$474,020

Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	$16,454	$15,554	$(4,522)	$2,737	$758	$—
Reclassification to distributions in excess of net investment income from capital paid in on shares of beneficial interest	—	22,478	—	—	—	—

Gross unrealized appreciation on investment securities	$1,933,868	$1,462,100	$10,265,826	$2,890,916	$642,116	$1,946,845
Gross unrealized depreciation on investment securities	(90,252)	(312,780)	(180,489)	(291,974)	(143,578)	(67,126)

Net unrealized appreciation on investment securities	$1,843,616	$1,149,320	$10,085,337	$2,598,942	$498,538	$1,879,719

Cost of investment securities	$4,065,474	$3,047,871	$13,519,244	$6,692,989	$2,197,524	$4,718,844

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund	Bond Fund
As of December 31, 2013:
Undistributed ordinary income	$9,315	$66,475	$—	$112,411	$70	$32,510
Late year ordinary loss deferral*	—	—	(484)	—	—	—
Undistributed long-term capital gain	—	1,199,030	9,645	741,534	1,690	2,533
Post-October capital loss deferral*	—	—	(2,420)	—	—	—
Capital loss carryforward:
Expiring 2017	(273,401)	—	—	—	—	—
Expiring 2018	(297)	—	—	—	—	—

	$(273,698)	$—	$—	$—	$—	$—

Capital loss carryforwards utilized	$241,602	$1,762,761	$11,961	$11,934	$1,359	$—

Reclassification (from) to distributions in excess of/undistributed net investment income (to) from accumulated net realized loss/undistributed net realized gain	$(24)	$604	$607	$4,753	$(595)	$10,843

Gross unrealized appreciation on investment securities	$509,146	$9,343,346	$150,343	$4,343,902	$27,220	$156,342
Gross unrealized depreciation on investment securities	(61,704)	(317,793)	(19,815)	(152,353)	(3,641)	(142,275)

Net unrealized appreciation on investment securities	$447,442	$9,025,553	$130,528	$4,191,549	$23,579	$14,067

Cost of investment securities	$1,567,607	$16,037,100	$823,916	$12,348,161	$168,006	$9,731,586

American Funds Insurance Series

	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
As of December 31, 2013:
Undistributed ordinary income	$4,548	$19,230	$21	$7,043	$—
Undistributed long-term capital gain	22,985	—	—	—	—
Capital loss carryforward:
No expiration	—	—	(2,303)	(18,389)	—
Expiring 2017	—	(77,683)	—	—	—

	$—	$(77,683)	$(2,303)	$(18,389)	$—

Capital loss carryforwards utilized	$—	$45,225	$—	$—	$— †

Reclassification (from) to undistributed/ distributions in excess of net investment income (to) from undistributed net realized gain/accumulated net realized loss	$(54,124)	$1,087	$1,108	$8,910	$—
Reclassification to accumulated net investment loss from capital paid in on shares of beneficial interest	—	—	—	—	2,276

Gross unrealized appreciation on investment securities	$75,740	$97,659	$1,675	$11,661	$14
Gross unrealized depreciation on investment securities	(53,177)	(84,421)	(3,018)	(63,523)	(1)

Net unrealized appreciation (depreciation) on investment securities	$22,563	$13,238	$(1,343)	$(51,862)	$13

Cost of investment securities	$2,560,978	$1,894,944	$262,060	$3,643,594	$458,408

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2013:
Undistributed ordinary income	$2	$6	$4	$3	$89
Capital loss carryforward:
No expiration	(126)	(239)	(257)	(178)	(131)

Reclassification (from) to undistributed net investment income (to) from accumulated net realized loss	$— †	$(37)	$— †	$— †	$43

Gross unrealized appreciation on investment securities	$2,017	$1,139	$1,871	$1,997	$54,954
Gross unrealized depreciation on investment securities	—	—	—	—	—

Net unrealized appreciation on investment securities	$2,017	$1,139	$1,871	$1,997	$54,954

Cost of investment securities	$25,792	$15,658	$24,370	$22,091	$848,143

*	These deferrals are considered incurred in the subsequent year.
†	Amount less than one thousand.

American Funds Insurance Series

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$21,540	—	$21,540	$16,161		—	$16,161
Class 2	50,234	—	50,234	32,113		—	32,113
Class 4	6	—	6	—	[1,2]	—	—	[1,2]

Total	$71,780	—	$71,780	$48,274		—	$48,274

Global Small Capitalization Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$9,160	—	$9,160	$14,672		—	$14,672
Class 2	24,174	—	24,174	34,610		—	34,610
Class 4	3	—	3	—	[1,2]	—	—	[1,2]

Total	$33,337	—	$33,337	$49,282		—	$49,282

Growth Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$77,038	—	$77,038	$75,334		—	$75,334
Class 2	142,471	—	142,471	122,858		—	122,858
Class 3	1,987	—	1,987	1,643		—	1,643
Class 4	32	—	32	—	[1,2]	—	—	[1,2]

Total	$221,528	—	$221,528	$199,835		—	$199,835

International Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$50,434	—	$50,434	$60,357		—	$60,357
Class 2	75,225	—	75,225	78,128		—	78,128
Class 3	614	—	614	650		—	650
Class 4	23	—	23	—	[1,2]	—	—	[1,2]

Total	$126,296	—	$126,296	$139,135		—	$139,135

New World Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$21,178	$5,690	$26,868	$13,526		—	$13,526
Class 2	17,409	5,994	23,403	13,443		—	13,443
Class 4	93	4	97	—	[1,2]	—	—	[1,2]

Total	$38,680	$11,688	$50,368	$26,969		—	$26,969

See end of distributions tables for footnotes.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$54,555	—	$54,555	$29,511		—	$29,511
Class 2	66,918	—	66,918	67,663		—	67,663
Class 4	2	—	2	—	[1,2]	—	—	[1,2]

Total	$121,475	—	$121,475	$97,174		—	$97,174

Global Growth and Income Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$6,810	—	$6,810	$4,745		—	$4,745
Class 2	56,388	—	56,388	45,110		—	45,110
Class 4	19	—	19	—	[1,2]	—	—	[1,2]

Total	$63,217	—	$63,217	$49,855		—	$49,855

Growth-Income Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$142,502	—	$142,502	$179,283		—	$179,283
Class 2	185,855	—	185,855	213,820		—	213,820
Class 3	2,493	—	2,493	2,787		—	2,787
Class 4	32	—	32	—	[1,2]	—	—	[1,2]

Total	$330,882	—	$330,882	$395,890		—	$395,890

International Growth and Income Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$19,657	$9,002	$28,659	$4,726		—	$4,726
Class 2	6,724	3,354	10,078	4,685		—	4,685
Class 4	8	3	11	—	[1,2]	—	—	[1,2]

Total	$26,389	$12,359	$38,748	$9,411		—	$9,411

Asset Allocation Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$160,436	—	$160,436	$149,689		—	$149,689
Class 2	79,271	—	79,271	99,191		—	99,191
Class 3	607	—	607	742		—	742
Class 4	4	—	4	—	[1,2]	—	—	[1,2]

Total	$240,318	—	$240,318	$249,622		—	$249,622

Global Balanced Fund

	Year ended December 31, 2013						Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$557		$260		$817		$562		—	$562
Class 2	2,083		1,129		3,212		1,835		—	1,835
Class 4	—	[2]	—	[2]	—	[2]	—	[1,2]	—	—	[1,2]

Total	$2,640		$1,389		$4,029		$2,397		—	$2,397

American Funds Insurance Series

Bond Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$89,562	$43,797	$133,359	$106,210		—	$106,210
Class 2	86,573	53,541	140,114	125,665		—	125,665
Class 4	45	6	51	—	[1,2]	—	—	[1,2]

Total	$176,180	$97,344	$273,524	$231,875		—	$231,875

Global Bond Fund

	Year ended December 31, 2013						Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$6,185		$7,310		$13,495		$23,288		$3,369	$26,657
Class 2	8,801		10,402		19,203		42,360		7,923	50,283
Class 4	—	[2]	—	[2]	—	[2]	—	[1,2]	—	—	[1,2]

Total	$14,986		$17,712		$32,698		$65,648		$11,292	$76,940

High-Income Bond Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$55,659	—	$55,659	$62,358		—	$62,358
Class 2	70,100	—	70,100	79,441		—	79,441
Class 3	1,237	—	1,237	1,459		—	1,459
Class 4	5	—	5	—	[1,2]	—	—	[1,2]

Total	$127,001	—	$127,001	$143,258		—	$143,258

Mortgage Fund

	Year ended December 31, 2013						Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$1,647		$46		$1,693		$1,305		—	$1,305
Class 2	296		15		311		648		—	648
Class 4	—	[2]	—	[2]	—	[2]	—	[1,2]	—	—	[1,2]

Total	$1,943		$61		$2,004		$1,953		—	$1,953

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2013				Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains		Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$35,942	$25,494		$61,436	$45,898		$27,829	$73,727
Class 2	35,681	28,443		64,124	47,011		31,761	78,772
Class 3	318	255		573	493		330	823
Class 4	2	—	[2]	2	—	[1,2]	—	—	[1,2]

Total	$71,943	$54,192		$126,135	$93,402		$59,920	$153,322

American Funds Insurance Series

Managed Risk Growth Fund

	Year ended December 31, 2013[3]
Share class	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$1	—	$1
Class P2	139	—	139

Total	$140	—	$140

Managed Risk International Fund

	Year ended December 31, 2013[3]
Share class	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$1	—	$1
Class P2	113	—	113

Total	$114	—	$114

Managed Risk Blue Chip Income and Growth Fund

	Year ended December 31, 2013[3]
Share class	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$2	—	$2
Class P2	340	—	340

Total	$342	—	$342

Managed Risk Growth-Income Fund

	Year ended December 31, 2013[3]
Share class	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$1	—	$1
Class P2	201	—	201

Total	$202	—	$202

Managed Risk Asset Allocation Fund

	Year ended December 31, 2013			Year ended December 31, 2012[4]
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$1,126	—	$1,126	$111	—	$111
Class P2	7,025	—	7,025	206	—	206

Total	$8,151	—	$8,151	$317	—	$317

[1]	Class 4 was offered beginning December 14, 2012.
[2]	Amount less than one thousand.
[3]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[4]	For the period September 28, 2012, commencement of operations, through December 31, 2012.

American Funds Insurance Series

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are related parties to the funds.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. Sub-advisory fees for the managed risk funds are paid by CRMC to Milliman. The managed risk funds are not responsible for paying any sub-advisory fees.

Investment advisory services waivers — The series’ board of trustees approved an amended agreement for Asset Allocation Fund and Global Bond Fund effective January 1, 2014, that provides for reduced annual rates as reflected in the table below. During the year ended December 31, 2013, CRMC voluntarily reduced investment advisory services fees to the proposed rates for Asset Allocation Fund. CRMC is also currently waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the year ended December 31, 2013, total investment advisory services fees waived by CRMC were $261,000.

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after the investment advisory services waiver, are as follows:

					For the	For the
					year ended	year ended
	Rates		Net asset level (in billions)		December 31, 2013,	December 31, 2013,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.52%	.52%
Global Small Capitalization Fund	.800	.635	.6	5.0	.70	.70
Growth Fund	.500	.280	.6	34.0	.33	.33
International Fund	.690	.430	.5	21.0	.49	.49
New World Fund	.850	.620	.5	2.5	.73	.73
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.60	.60
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.65	.65
Asset Allocation Fund	.500	.244	.6	13.0	.29	.28
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.450	1.0	3.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33	.33
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.20
Managed Risk International Fund	.250		all		.25	.20
Managed Risk Blue Chip Income and Growth Fund	.250		all		.25	.20
Managed Risk Growth-Income Fund	.250		all		.25	.20
Managed Risk Asset Allocation Fund	.250		all		.25	.20

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the following table. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

American Funds Insurance Series

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the funds are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third-parties that provide services to fund shareholders.

Accounting and administrative services — The managed risk funds have a sub-administration agreement with BNY Mellon under which the funds compensate BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the year ended December 31, 2013, total expenses reimbursed by CRMC were $244,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$162
Class 2	10,071		—		403
Class 4	—	*	—	*	—	*

Total class-specific expenses	$10,071		$—	*	$565

Global Small Capitalization Fund

		Insurance
	Distribution	administrative	Administrative
	services	services	services
Class 1	$—	$—	$109
Class 2	6,980	—	279
Class 4	3	2	—	*

Total class-specific expenses	$6,983	$2	$388

Growth Fund

		Insurance
	Distribution	administrative	Administrative
	services	services	services
Class 1	$—	$—	$681
Class 2	38,968	—	1,559
Class 3	362	—	20
Class 4	4	4	—	*

Total class-specific expenses	$39,334	$4	$2,260

International Fund

		Insurance
	Distribution	administrative	Administrative
	services	services	services
Class 1	$—	$—	$338
Class 2	13,958	—	558
Class 3	79	—	5
Class 4	2	2	—	*

Total class-specific expenses	$14,039	$2	$901

See end of class-specific expenses tables for footnote.

American Funds Insurance Series

New World Fund

		Insurance
	Distribution	administrative	Administrative
	services	services	services
Class 1	$—	$—	$127
Class 2	3,296	—	132
Class 4	5	5	—	*

Total class-specific expenses	$3,301	$5	$259

Blue Chip Income and Growth Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$233
Class 2	8,994		—		360
Class 4	—	*	—	*	—	*

Total class-specific expenses	$8,994		$—	*	$593

Global Growth and Income Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$19
Class 2	4,566		—		183
Class 4	—	*	—	*	—	*

Total class-specific expenses	$4,566		$—	*	$202

Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
	services	services	services
Class 1	$—	$—	$921
Class 2	35,413	—	1,417
Class 3	325	—	18
Class 4	2	2	—	*

Total class-specific expenses	$35,740	$2	$2,356

International Growth and Income Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$62
Class 2	607		—		24
Class 4	—	*	—	*	—	*

Total class-specific expenses	$607		$—	*	$86

Asset Allocation Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$871
Class 2	13,794		—		552
Class 3	73		—		4
Class 4	—	*	—	*	—	*

Total class-specific expenses	$13,867		$—	*	$1,427

Global Balanced Fund

		Insurance
	Distribution	administrative	Administrative
	services	services	services
Class 1	$—	$—	$3
Class 2	343	—	14
Class 4	—	—	—

Total class-specific expenses	$343	$—	$17

Bond Fund

		Insurance
	Distribution	administrative	Administrative
	services	services	services
Class 1	$—	$—	$401
Class 2	12,087	—	483
Class 4	3	2	—	*

Total class-specific expenses	$12,090	$2	$884

Global Bond Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$108
Class 2	3,918		—		157
Class 4	—	*	—	*	—

Total class-specific expenses	$3,918		$—	*	$265

High-Income Bond Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$80
Class 2	2,719		—		109
Class 3	35		—		2
Class 4	—	*	—	*	—	*

Total class-specific expenses	$2,754		$—	*	$191

American Funds Insurance Series

Mortgage Fund

		Insurance
	Distribution	administrative	Administrative
	services	services	services
Class 1	$—	$—	$15
Class 2	124	—	5
Class 4	—	—	—

Total class-specific expenses	$124	$—	$20

U.S. Government/AAA-Rated Securities Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$173
Class 2	4,726		—		189
Class 3	31		—		2
Class 4	—	*	—	*	—	*

Total class-specific expenses	$4,757		$—	*	$364

Cash Management Fund

		Insurance
	Distribution	administrative	Administrative
	services	services	services
Class 1	$—	$—	$6
Class 2	1,066	—	43
Class 3	17	—	1
Class 4	—	—	—

Total class-specific expenses	$1,083	$—	$50

Managed Risk Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	12	12

Total class-specific expenses	$12	$12

Managed Risk International Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—
Class P2	6	6

Total class-specific expenses	$6	$6

Managed Risk Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	13	13

Total class-specific expenses	$13	$13

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	10	10

Total class-specific expenses	$10	$10

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$113
Class P2	725	725

Total class-specific expenses	$725	$838

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

American Funds Insurance Series

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$60		$7		$67
Global Small Capitalization Fund	40		5		45
Growth Fund	244		87		331
International Fund	97		39		136
New World Fund	27		3		30
Blue Chip Income and Growth Fund	56		7		63
Global Growth and Income Fund	22		2		24
Growth-Income Fund	257		99		356
International Growth and Income Fund	6		—	*	6
Asset Allocation Fund	144		29		173
Global Balanced Fund	2		—	*	2
Bond Fund	97		12		109
Global Bond Fund	29		2		31
High-Income Bond Fund	21		10		31
Mortgage Fund	2		—	*	2
U.S. Government/AAA-Rated Securities Fund	41		10		51
Cash Management Fund	6		4		10
Managed Risk Growth Fund	—	*	—		—	*
Managed Risk International Fund	—	*	—		—	*
Managed Risk Blue Chip Income and Growth Fund	—	*	—		—	*
Managed Risk Growth-Income Fund	—	*	—		—	*
Managed Risk Asset Allocation Fund	1		—		1

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the series.

8. Fund merger

On May 17, 2013, Global Growth Fund (the “acquiring fund”) acquired the net assets of Global Discovery Fund (the “acquired fund”) pursuant to an Agreement and Plan of Reorganization and Liquidation approved by the Board of Trustees on December 5, 2012. The merger occurred due to the size of Global Discovery Fund and a lack of clear prospects for the fund’s future growth. The acquisition was accomplished by a tax-free exchange of shares of each class of the acquiring fund for the corresponding class of the acquired fund at the close of business on May 17, 2013. Both Class 1 and Class 2 shares were exchanged at a ratio of 0.57 to 1. Shares issued by Global Growth Fund are disclosed in the capital share transactions noted below. Further information about the merger of the funds is as follows (dollars and shares in thousands):

		Shares			Net asset value
	Status	outstanding		Net assets	per share
Global Discovery Fund	Acquired fund
Class 1		1,178		$17,890	$15.19
Class 2		17,234		$260,407	$15.11
Global Growth Fund	Acquiring fund
Class 1		64,374		$1,718,150	$26.69
Class 2		150,243		$3,981,436	$26.50
Class 4		—	*	$1	$26.68
Global Growth Fund	Post merger
Class 1		65,044		$1,736,040	$26.69
Class 2		160,070		$4,241,843	$26.50
Class 4		—	*	$1	$26.68

*	Amount less than one thousand.

American Funds Insurance Series

Components of net assets acquired on May 17, 2013
Capital paid in on shares of beneficial interest	$189,397
Undistributed net investment income	—
Undistributed net realized gain	—
Net unrealized appreciation	88,900

Total net assets	$278,297

Had the acquisition been completed on January 1, 2013, the beginning of the annual reporting period for both the acquired and acquiring funds, the pro forma results of operations for the year ended December 31, 2012, would have been as follows (dollars in thousands):

Pro forma components of net assets on January 1, 2013
Capital paid in on shares of beneficial interest	$4,434,571
Undistributed net investment income	3,153
Accumulated net realized loss	(368,635)
Net unrealized appreciation	1,382,058

Total net assets	$5,451,147

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the income, expenses and changes in net assets of the acquired fund that have been included in the acquiring fund’s statement of operations since May 17, 2013.

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1,2]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$258,243	10,345		$21,540		764		$(652,054)	(23,190)	$(372,271)	(12,081)
Class 2	273,799	12,031		50,234		1,788		(692,022)	(26,313)	(367,989)	(12,494)
Class 4	881	30		5		—	[3]	(79)	(2)	807	28

Total net increase (decrease)	$532,923	22,406		$71,779		2,552		$(1,344,155)	(49,505)	$(739,453)	(24,547)

Year ended December 31, 2012
Class 1	$116,073	5,365		$16,161		689		$(214,408)	(9,757)	$(82,174)	(3,703)
Class 2	47,056	2,233		32,113		1,371		(608,844)	(28,048)	(529,675)	(24,444)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$163,130	7,598		$48,274		2,060		$(823,252)	(37,805)	$(611,848)	(28,147)

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

Global Small Capitalization Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$285,973	12,430		$9,160		410		$(337,663)	(15,049)	$(42,530)	(2,209)
Class 2	58,648	2,581		24,174		1,098		(399,343)	(17,694)	(316,521)	(14,015)
Class 4	4,861	201		3		—	[3]	(1,241)	(50)	3,623	151

Total net increase (decrease)	$349,482	15,212		$33,337		1,508		$(738,247)	(32,793)	$(355,428)	(16,073)

Year ended December 31, 2012
Class 1	$183,971	9,682		$14,672		791		$(112,799)	(5,936)	$85,844	4,537
Class 2	86,346	4,691		34,610		1,918		(364,953)	(19,370)	(243,997)	(12,761)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$270,318	14,373		$49,282		2,709		$(477,752)	(25,306)	$(158,152)	(8,224)

Growth Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$294,640	4,226		$77,034		1,051		$(2,235,166)	(32,949)	$(1,863,492)	(27,672)
Class 2	157,902	2,305		142,471		1,972		(2,838,847)	(41,366)	(2,538,474)	(37,089)
Class 3	1,530	21		1,987		27		(27,728)	(401)	(24,211)	(353)
Class 4	4,782	67		32		1		(399)	(6)	4,415	62

Total net increase (decrease)	$458,854	6,619		$221,524		3,051		$(5,102,140)	(74,722)	$(4,421,762)	(65,052)

Year ended December 31, 2012
Class 1	$277,348	4,834		$75,334		1,260		$(1,863,267)	(31,869)	$(1,510,585)	(25,775)
Class 2	177,807	3,123		122,858		2,084		(4,632,501)	(81,722)	(4,331,836)	(76,515)
Class 3	1,746	29		1,643		28		(33,580)	(577)	(30,191)	(520)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$456,902	7,986		$199,835		3,372		$(6,529,348)	(114,168)	$(5,872,611)	(102,810)

International Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$248,721	12,978		$50,434		2,504		$(1,206,929)	(63,495)	$(907,774)	(48,013)
Class 2	213,458	11,190		75,225		3,750		(865,300)	(45,337)	(576,617)	(30,397)
Class 3	685	35		614		31		(6,904)	(362)	(5,605)	(296)
Class 4	2,148	110		23		1		(194)	(10)	1,977	101

Total net increase (decrease)	$465,012	24,313		$126,296		6,286		$(2,079,327)	(109,204)	$(1,488,019)	(78,605)

Year ended December 31, 2012
Class 1	$266,734	16,344		$60,357		3,445		$(552,826)	(32,947)	$(225,735)	(13,158)
Class 2	225,412	13,909		78,128		4,462		(859,434)	(51,810)	(555,894)	(33,439)
Class 3	374	23		650		37		(7,378)	(446)	(6,354)	(386)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$492,521	30,276		$139,135		7,944		$(1,419,638)	(85,203)	$(787,982)	(46,983)

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

New World Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$291,376	12,346		$26,867		1,123		$(189,247)	(7,862)	$128,996	5,607
Class 2	67,014	2,889		23,403		991		(277,349)	(11,889)	(186,932)	(8,009)
Class 4	8,180	339		96		4		(188)	(8)	8,088	335

Total net increase (decrease)	$366,570	15,574		$50,366		2,118		$(466,784)	(19,759)	$(49,848)	(2,067)

Year ended December 31, 2012
Class 1	$243,140	11,398		$13,526		600		$(92,066)	(4,285)	$164,600	7,713
Class 2	54,652	2,591		13,443		599		(252,673)	(11,890)	(184,578)	(8,700)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$297,793	13,989		$26,969		1,199		$(344,739)	(16,175)	$(19,977)	(987)

Blue Chip Income and Growth Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$986,042	89,659		$54,549		4,323		$(174,356)	(14,648)	$866,235	79,334
Class 2	13,596	1,173		66,918		5,356		(663,556)	(57,363)	(583,042)	(50,834)
Class 4	101	8		2		—	[3]	— [3]	— [3]	103	8

Total net increase (decrease)	$999,739	90,840		$121,469		9,679		$(837,912)	(72,011)	$283,296	28,508

Year ended December 31, 2012
Class 1	$612,734	61,796		$29,511		2,924		$(399,693)	(39,869)	$242,552	24,851
Class 2	53,607	5,597		67,663		6,761		(461,477)	(47,179)	(340,207)	(34,821)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$666,342	67,393		$97,174		9,685		$(861,170)	(87,048)	$(97,654)	(9,970)

Global Growth and Income Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$38,885	3,340		$6,806		566		$(52,061)	(4,474)	$(6,370)	(568)
Class 2	35,387	3,082		56,388		4,700		(421,844)	(36,504)	(330,069)	(28,722)
Class 4	678	56		19		2		(162)	(13)	535	45

Total net increase (decrease)	$74,950	6,478		$63,213		5,268		$(474,067)	(40,991)	$(335,904)	(29,245)

Year ended December 31, 2012
Class 1	$27,152	2,703		$4,745		459		$(36,662)	(3,653)	$(4,765)	(491)
Class 2	28,455	2,924		45,110		4,374		(329,160)	(33,092)	(255,595)	(25,794)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$55,608	5,627		$49,855		4,833		$(365,822)	(36,745)	$(260,359)	(26,285)

American Funds Insurance Series

Growth-Income Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$970,097	21,875		$142,493		2,962		$(3,617,332)	(84,723)	$(2,504,742)	(59,886)
Class 2	101,521	2,274		185,855		3,897		(2,617,064)	(59,419)	(2,329,688)	(53,248)
Class 3	1,397	31		2,493		52		(28,707)	(644)	(24,817)	(561)
Class 4	3,337	72		32		1		(357)	(8)	3,012	65

Total net increase (decrease)	$1,076,352	24,252		$330,873		6,912		$(6,263,460)	(144,794)	$(4,856,235)	(113,630)

Year ended December 31, 2012
Class 1	$994,378	26,843		$179,283		4,692		$(2,343,170)	(62,718)	$(1,169,509)	(31,183)
Class 2	138,677	3,857		213,820		5,631		(2,162,539)	(59,217)	(1,810,042)	(49,729)
Class 3	820	22		2,787		73		(33,096)	(898)	(29,489)	(803)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$1,133,876	30,722		$395,890		10,396		$(4,538,805)	(122,833)	$(3,009,039)	(81,715)

International Growth and Income Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$432,753	27,502		$28,659		1,689		$(45,474)	(2,646)	$415,938	26,545
Class 2	21,144	1,309		10,078		596		(31,345)	(1,880)	(123)	25
Class 4	791	45		11		1		(105)	(6)	697	40

Total net increase (decrease)	$454,688	28,856		$38,748		2,286		$(76,924)	(4,532)	$416,512	26,610

Year ended December 31, 2012
Class 1	$166,454	10,893		$4,726		310		$(7,358)	(503)	$163,822	10,700
Class 2	21,059	1,460		4,685		308		(27,910)	(1,901)	(2,166)	(133)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	—	[3]

Total net increase (decrease)	$187,514	12,353		$9,411		618		$(35,268)	(2,404)	$161,657	10,567

Asset Allocation Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$1,917,257	91,983		$160,436		7,366		$(459,506)	(22,330)	$1,618,187	77,019
Class 2	214,460	10,499		79,271		3,677		(851,000)	(41,687)	(557,269)	(27,511)
Class 3	1,510	72		607		28		(5,389)	(259)	(3,272)	(159)
Class 4	487	22		4		—		— [3]	— [3]	491	22

Total net increase (decrease)	$2,133,714	102,576		$240,318		11,071		$(1,315,895)	(64,276)	$1,058,137	49,371

Year ended December 31, 2012
Class 1	$690,030	39,118		$149,689		8,204		$(419,110)	(23,646)	$420,609	23,676
Class 2	106,642	6,083		99,191		5,485		(823,760)	(46,863)	(617,927)	(35,295)
Class 3	1,291	73		742		41		(6,555)	(370)	(4,522)	(256)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$797,964	45,274		$249,622		13,730		$(1,249,425)	(70,879)	$(201,839)	(11,875)

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

Global Balanced Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount		Shares
Year ended December 31, 2013
Class 1	$377	35		$817		73		$(184)	(17)	$1,010		91
Class 2	33,820	3,112		3,212		288		(13,106)	(1,202)	23,926		2,198
Class 4	—	—		—	[3]	—	[3]	—	—	—	[3]	—	[3]

Total net increase (decrease)	$34,197	3,147		$4,029		361		$(13,290)	(1,219)	$24,936		2,289

Year ended December 31, 2012
Class 1	$29	3		$562		54		$(1)	— [3]	$590		57
Class 2	46,372	4,711		1,835		178		(9,674)	(984)	38,533		3,905
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1		—	[3]

Total net increase (decrease)	$46,402	4,714		$2,397		232		$(9,675)	(984)	$39,124		3,962

Bond Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$1,279,497	115,702		$133,350		12,270		$(615,210)	(54,877)	$797,637	73,095
Class 2	408,953	37,839		140,114		13,025		(587,137)	(53,583)	(38,070)	(2,719)
Class 4	3,160	289		51		5		(191)	(18)	3,020	276

Total net increase (decrease)	$1,691,610	153,830		$273,515		25,300		$(1,202,538)	(108,478)	$762,587	70,652

Year ended December 31, 2012
Class 1	$761,662	67,100		$106,210		9,439		$(1,419,488)	(125,727)	$(551,616)	(49,188)
Class 2	302,695	27,149		125,665		11,291		(504,544)	(45,084)	(76,184)	(6,644)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$1,064,358	94,249		$231,875		20,730		$(1,924,032)	(170,811)	$(627,799)	(55,832)

Global Bond Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$400,246	33,288		$13,495		1,134		$(240,206)	(20,328)	$173,535	14,094
Class 2	74,483	6,243		19,203		1,622		(198,058)	(16,777)	(104,372)	(8,912)
Class 4	10	1		—	[3]	—	[3]	— [3]	— [3]	10	1

Total net increase (decrease)	$474,739	39,532		$32,698		2,756		$(438,264)	(37,105)	$69,173	5,183

Year ended December 31, 2012
Class 1	$374,578	30,370		$26,657		2,182		$(78,701)	(6,414)	$322,534	26,138
Class 2	135,590	11,094		50,283		4,140		(210,485)	(17,264)	(24,612)	(2,030)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$510,169	41,464		$76,940		6,322		$(289,186)	(23,678)	$297,923	24,108

American Funds Insurance Series

High-Income Bond Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$176,901	15,477		$55,635		5,010		$(271,595)	(23,719)	$(39,059)	(3,232)
Class 2	55,098	4,920		70,100		6,387		(199,655)	(17,691)	(74,457)	(6,384)
Class 3	2,555	222		1,237		111		(6,052)	(528)	(2,260)	(195)
Class 4	92	8		5		—	[3]	— [3]	— [3]	97	8

Total net increase (decrease)	$234,646	20,627		$126,977		11,508		$(477,302)	(41,938)	$(115,679)	(9,803)

Year ended December 31, 2012
Class 1	$112,401	9,936		$62,358		5,619		$(115,003)	(10,154)	$59,756	5,401
Class 2	114,547	10,267		79,441		7,244		(185,788)	(16,687)	8,200	824
Class 3	5,364	480		1,459		132		(7,355)	(655)	(532)	(43)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$232,313	20,683		$143,258		12,995		$(308,146)	(27,496)	$67,425	6,182

Mortgage Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount		Shares
Year ended December 31, 2013
Class 1	$131,740	12,668		$1,693		165		$(18,122)	(1,746)	$115,311		11,087
Class 2	11,184	1,078		311		30		(10,545)	(1,019)	950		89
Class 4	—	—		—	[3]	—	[3]	—	—	—	[3]	—	[3]

Total net increase (decrease)	$142,924	13,746		$2,004		195		$(28,667)	(2,765)	$116,261		11,176

Year ended December 31, 2012
Class 1	$57,612	5,467		$1,305		125		$(27,398)	(2,586)	$31,519		3,006
Class 2	29,661	2,825		648		62		(2,938)	(279)	27,371		2,608
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1		—	[3]

Total net increase (decrease)	$87,274	8,292		$1,953		187		$(30,336)	(2,865)	$58,891		5,614

U.S. Government/AAA-Rated Securities Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$160,004	12,948		$61,436		5,042		$(336,723)	(27,279)	$(115,283)	(9,289)
Class 2	61,544	5,019		64,124		5,311		(195,682)	(16,029)	(70,014)	(5,699)
Class 3	1,142	93		573		47		(6,009)	(488)	(4,294)	(348)
Class 4	452	38		2		—	[3]	(27)	(2)	427	36

Total net increase (decrease)	$223,142	18,098		$126,135		10,400		$(538,441)	(43,798)	$(189,164)	(15,300)

Year ended December 31, 2012
Class 1	$195,168	15,076		$73,727		5,774		$(209,851)	(16,180)	$59,044	4,670
Class 2	146,483	11,413		78,772		6,228		(192,849)	(15,060)	32,406	2,581
Class 3	1,630	125		823		65		(6,050)	(467)	(3,597)	(277)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$343,282	26,614		$153,322		12,067		$(408,750)	(31,707)	$87,854	6,974

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

Cash Management Fund

	Sales[1]			Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$26,858	2,372		$—	—	$(36,064)	(3,184)	$(9,206)	(812)
Class 2	210,456	18,884		—	—	(272,642)	(24,465)	(62,186)	(5,581)
Class 3	6,711	597		—	—	(9,101)	(810)	(2,390)	(213)
Class 4	—	—		—	—	—	—	—	—

Total net increase (decrease)	$244,025	21,853		$—	—	$(317,807)	(28,459)	$(73,782)	(6,606)

Year ended December 31, 2012
Class 1	$28,695	2,528		$—	—	$(37,213)	(3,278)	$(8,518)	(750)
Class 2	156,563	13,986		—	—	(224,943)	(20,084)	(68,380)	(6,098)
Class 3	7,742	686		—	—	(9,181)	(813)	(1,439)	(127)
Class 4[4]	1	—	[3]	—	—	—	—	1	— [3]

Total net increase (decrease)	$193,001	17,200		$—	—	$(271,337)	(24,175)	$(78,336)	(6,975)

Managed Risk Growth Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013[5]
Class P1	$100	10	$50	5	$1	—	[3]	$(1)	— [3]	$150	15
Class P2	4,900	490	22,269	2,059	139	12		(1,358)	(126)	25,950	2,435

Total net increase (decrease)	$5,000	500	$22,319	2,064	$140	12		$(1,359)	(126)	$26,100	2,450

Managed Risk International Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013[5]
Class P1	$100	10	$—	—	$1	—	[3]	$— [3]	— [3]	$101	10
Class P2	4,900	490	11,094	1,073	113	11		(228)	(23)	15,879	1,551

Total net increase (decrease)	$5,000	500	$11,094	1,073	$114	11		$(228)	(23)	$15,980	1,561

Managed Risk Blue Chip Income and Growth Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013[5]
Class P1	$100	10	$11	1	$2	—	[3]	$— [3]	— [3]	$113	11
Class P2	4,900	490	19,819	1,894	340	32		(431)	(41)	24,628	2,375

Total net increase (decrease)	$5,000	500	$19,830	1,895	$342	32		$(431)	(41)	$24,741	2,386

American Funds Insurance Series

Managed Risk Growth-Income Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013[5]
Class P1	$100	10	$6	1	$1	—	[3]	$—	—	$107	11
Class P2	4,900	490	17,350	1,603	201	18		(226)	(21)	22,225	2,090

Total net increase (decrease)	$5,000	500	$17,356	1,604	$202	18		$(226)	(21)	$22,332	2,101

Managed Risk Asset Allocation Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class P1			$98,804	8,801	$1,126	96	$(5,829)	(521)	$94,101	8,376
Class P2			728,422	64,675	7,025	598	(11,691)	(1,045)	723,756	64,228

Total net increase (decrease)			$827,226	73,476	$8,151	694	$(17,520)	(1,566)	$817,857	72,604

Year ended December 31, 2012[6]
Class P1	$5,000	500	$5,079	509	$111	11	$(78)	(8)	$10,112	1,012
Class P2	5,000	500	18,986	1,899	206	21	(3)	— [3]	24,189	2,420

Total net increase (decrease)	$10,000	1,000	$24,065	2,408	$317	32	$(81)	(8)	$34,301	3,432

[1]	Includes exchanges between share classes of the fund.
[2]	Includes amounts and shares issued to acquire the net assets of Global Discovery Fund. See Note 8 for additional information.
[3]	Amount less than one thousand.
[4]	Class 4 shares were offered beginning December 14, 2012.
[5]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[6]	For the period September 28, 2012, commencement of operations, through December 31, 2012.

10. Investment transactions and other disclosures

CRMC has agreed to bear all offering and organizational expenses of Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund. Offering expenses include state and U.S. Securities and Exchange Commission registration fees. Organizational expenses include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC for Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund was less than one thousand dollars for each fund. These expenses are not included in each fund’s statement of operations.

American Funds Insurance Series

The following tables present additional information for the year ended December 31, 2013 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund		New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$2,038,118	$1,285,850	$4,086,559	$1,793,652		$1,025,906	$1,841,145
Sales of investment securities*	2,851,476	1,777,480	8,148,458	3,323,020		1,096,838	1,665,056
Non-U.S. taxes paid on dividend income	6,805	1,750	8,334	20,198		3,738	639
Non-U.S. taxes paid on interest income	—	—	—	—	†	55	—
Non-U.S. taxes paid on realized gains	—	10	—	112		19	—
Non-U.S. taxes provided on unrealized gains	—	—	—	705		2,971	—
Dividends from affiliated issuers	—	85	3,630	—		—	—
Net realized (loss) gain from affiliated issuers	—	(400)	44,383	—		—	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund	Bond Fund
Purchases of investment securities*	$601,713	$4,098,170	$628,425	$8,544,324	$149,663	$23,171,308
Sales of investment securities*	973,362	8,088,971	260,603	8,592,315	127,624	23,593,623
Non-U.S. taxes paid on dividend income	3,656	6,145	2,241	3,496	202	—
Non-U.S. taxes (refunded) paid on interest income	—	—	(1)	—	4	7
Non-U.S. taxes provided on unrealized gains	—	—	25	—	—	—
Dividends from affiliated issuers	982	—	—	—	—	—

	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$4,539,080	$1,139,398	$1,390,209	$16,895,339
Sales of investment securities*	4,618,127	1,245,322	1,288,592	17,692,343
Non-U.S. taxes paid on interest income	469	2	—	—
Non-U.S. taxes paid on realized gains	23	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$25,446	$15,084	$23,313	$20,957	$769,865
Sales of investment securities*	1,232	492	321	201	8,678
Dividends from affiliated issuers	—	—	—	—	10,534
Net realized gain from affiliated issuers	—	—	—	—	1,005

*	Excludes short-term securities and U.S. government obligations, if any.
†	Amount less than one thousand.

11. Ownership concentration

At December 31, 2013, CRMC held aggregate ownership of 19%, 21%, 32%, 21% and 24% of the outstanding shares of Global Balanced Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund. The ownership represents the seed money invested in the funds when each fund began operations.

American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund
Class 1
12/31/13	$23.58	$.31	$6.62	$6.93	$(.40)	$—	$(.40)	$30.11	29.51%	$1,508		.55%		1.17%
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227		.56		1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037		.56		1.59
Class 2
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308		.81		1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100		.82		1.36
Class 4
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43
12/31/12[2,3]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27	—	[4]	.02	[5]	.04 [5]

Global Small Capitalization Fund
Class 1
12/31/13	$20.16	$.04	$5.70	$5.74	$(.21)	$—	$(.21)	$25.69	28.60%	$1,241		.74%		.17%
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818		.75		.69
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604		.76		.61
Class 2
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189		1.00		.45
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678		1.01		.36
Class 4
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[2,3]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80	—	[4]	.04	[5]	.04 [5]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund
Class 1
12/31/13	$60.90	$.64	$17.84	$18.48	$(.84)	$—	$(.84)	$78.54	30.43%	$7,003		.35%		.93%
12/31/12	52.07	.63	8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		1.10
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.81
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011		.34		1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565		.35		.91
Class 2
12/31/13	60.45	.47	17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334		.60		.68
12/31/12	51.68	.47	8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.83
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.55
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896		.59		.76
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201		.60		.66
Class 3
12/31/13	60.97	.52	17.84	18.36	(.71)	—	(.71)	78.62	30.20	216		.53		.75
12/31/12	52.13	.53	8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.92
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.62
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232		.52		.82
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230		.53		.72
Class 4
12/31/13	60.90	.29	17.90	18.19	(.77)	—	(.77)	78.32	29.96	5		.85		.40
12/31/12[2,3]	60.55	.03	.78	.81	(.46)	—	(.46)	60.90	1.33	—	[4]	.02	[5]	.05 [5]

International Fund
Class 1
12/31/13	$17.68	$.27	$3.59	$3.86	$(.32)	$—	$(.32)	$21.22	21.91%	$3,324		.54%		1.41%
12/31/12	15.21	.30	2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		2.03
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490		.53		1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851		.54		1.70
Class 2
12/31/13	17.62	.22	3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26	2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		1.81
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615		.78		1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411		.79		1.48
Class 3
12/31/13	17.70	.23	3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27	2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		1.90
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61		.71		1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68		.72		1.54
Class 4
12/31/13	17.68	(.01)	3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[2,3]	17.79	.01	.16	.17	(.28)	—	(.28)	17.68	.98	—	[4]	.02	[5]	.05 [5]

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

New World Fund
Class 1
12/31/13	$22.93	$.34	$2.31	$2.65	$(.39)	$(.11)	$(.50)	$25.08	11.66%	$1,388		.78%		1.45%
12/31/12	19.65	.33	3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		1.62
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774		.80		1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500		.82		2.02
Class 2
12/31/13	22.75	.28	2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28	3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492		1.07		1.78
Class 4
12/31/13	22.93	.14	2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[2,3]	22.83	.01	.35	.36	(.26)	—	(.26)	22.93	1.58	—	[4]	.04	[5]	04	[5]

Blue Chip Income and Growth Fund
Class 1
12/31/13	$10.05	$.27	$3.06	$3.33	$(.26)	$—	$(.26)	$13.12	33.26%	$2,814		.42%		2.27%
12/31/12	9.00	.24	1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		2.41
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		2.08
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674		.44		2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408		.44		2.26
Class 2
12/31/13	9.97	.23	3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
12/31/12	8.93	.21	1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		2.17
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		1.83
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677		.69		1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344		.69		2.06
Class 4
12/31/13	10.05	.18	3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[4]	.86		1.39
12/31/12[2,3]	10.20	.01	.03	.04	(.19)	—	(.19)	10.05	.38	—	[4]	.02	[5]	.10	[5]

Global Growth and Income Fund
Class 1
12/31/13	$10.56	$.39	$2.00	$2.39	$(.42)	$—	$(.42)	$12.53	22.81%	$206		.62%		3.35%
12/31/12	9.20	.25	1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		2.56
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		2.86
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171		.61		2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160		.63		2.63
Class 2
12/31/13	10.54	.36	2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
12/31/12	9.19	.23	1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		2.31
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		2.60
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130		.86		2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951		.88		2.42
Class 4
12/31/13	10.55	.28	2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27
12/31/12[2,3]	10.64	.01	.13	.14	(.23)	—	(.23)	10.55	1.27	—	[4]	.03	[5]	.08	[5]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

Growth-Income Fund
Class 1
12/31/13	$38.48	$.66	$12.31	$12.97	$(.73)	$—	$(.73)	$50.72	33.82%	$9,857		.29%		1.49%
12/31/12	33.27	.66	5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		1.79
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370		.29		1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142		.29		1.83
Class 2
12/31/13	38.24	.55	12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668		.54		1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220		.54		1.60
Class 3
12/31/13	38.52	.58	12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209		.47		1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225		.47		1.68
Class 4
12/31/13	38.47	.45	12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96
12/31/12[2,3]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02	—	[4]	.01	[5]	.03	[5]

International Growth and Income Fund
Class 1
12/31/13	$15.29	$.44	$2.50	$2.94	$(.47)	$(.28)	$(.75)	$17.48	19.39%	$696		.69%		2.63%
12/31/12	13.40	.37	1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		2.50
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32		.74		2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28		.74		2.74
Class 2
12/31/13	15.25	.38	2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180		.99		2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99		.99		1.89
Class 4
12/31/13	15.29	.03	2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[2,3]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62	—	[4]	.04	[5]	.07	[5]

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

Asset Allocation Fund
Class 1
12/31/13	$18.43	$.35	$4.07	$4.42	$(.36)	$—	$(.36)	$22.49	24.04%	$10,515		.31%		1.71%
12/31/12	16.17	.37	2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199		.31		2.11
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932		.31		2.25
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235		.31		2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151		.32		2.65
Class 2
12/31/13	18.31	.30	4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760		.56		1.47
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		1.86
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151		.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689		.57		2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537		.58		2.45
Class 3
12/31/13	18.45	.32	4.06	4.38	(.32)	—	(.32)	22.51	23.81	42		.49		1.54
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		1.93
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38		.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44		.50		2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44		.51		2.53
Class 4
12/31/13	18.43	.27	4.12	4.39	(.36)	—	(.36)	22.46	23.89	1		.79		1.22
12/31/12[2,3]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17	—	[4]	.01	[5]	.08	[5]

Global Balanced Fund
Class 1
12/31/13	$10.34	$.22	$1.07	$1.29	$(.18)	$(.08)	$(.26)	$11.37	12.56%	$36		.70%		2.05%
12/31/12	9.35	.20	.98	1.18	(.19)	—	(.19)	10.34	12.58	32		.72		2.00
12/31/11[2,6]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28		.69	[7]	1.99	[7]
Class 2
12/31/13	10.33	.20	1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156		.95		1.79
12/31/12	9.35	.17	.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		1.76
12/31/11[2,6]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72		.94	[7]	1.45	[7]
Class 4
12/31/13	10.33	.22	1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49	—	[4]	.71	[5]	1.98	[5]
12/31/12[2,3]	10.47	.01	.03	.04	(.18)	—	(.18)	10.33	.40	—	[4]	.03	[5]	.05	[5]

Bond Fund
Class 1
12/31/13	$11.29	$.22	$(.43)	$(.21)	$(.23)	$(.12)	$(.35)	$10.73	(1.89)%	$4,506		.39%		2.01%
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768		.38		3.03
12/31/09	9.45	.42	.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775		.39		4.19
Class 2
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074		.63		2.79
12/31/09	9.36	.40	.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635		.64		4.00
Class 4
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[2,3]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)	—	[4]	.02	[5]	.10	[5]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Bond Fund
Class 1
12/31/13	$12.32	$.28		$(.58)	$(.30)	$—	$(.14)	$(.14)	$11.88	(2.40)%	$1,093		.56%		2.37%
12/31/12	11.96	.28		.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
12/31/11	11.82	.36		.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		2.97
12/31/10	11.57	.41		.21	.62	(.37)	—	(.37)	11.82	5.44	325		.57		3.42
12/31/09	10.68	.45		.62	1.07	(.18)	—	(.18)	11.57	10.04	162		.59		4.06
Class 2
12/31/13	12.27	.25		(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25		.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
12/31/11	11.78	.33		.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		2.75
12/31/10	11.53	.38		.22	.60	(.35)	—	(.35)	11.78	5.23	1,497		.83		3.21
12/31/09	10.66	.42		.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203		.84		3.79
Class 4
12/31/13	12.31	.27		(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[4]	.79		2.25
12/31/12[2,3]	12.53	.01		(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)	—	[4]	.02	[5]	.11 [5]

High-Income Bond Fund
Class 1
12/31/13	$11.16	$.75		$.01	$.76	$(.79)	$—	$(.79)	$11.13	6.89%	$856		.48%		6.54%
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		7.25
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		7.70
12/31/10	10.49	.91		.68	1.59	(.88)	—	(.88)	11.20	15.38	769		.48		8.15
12/31/09	8.05	.75		2.41	3.16	(.72)	—	(.72)	10.49	39.45	635		.48		7.86
Class 2
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		7.44
12/31/10	10.39	.87		.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142		.73		7.91
12/31/09	7.99	.71		2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063		.74		7.62
Class 3
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		7.51
12/31/10	10.51	.89		.68	1.57	(.86)	—	(.86)	11.22	15.14	23		.66		7.98
12/31/09	8.07	.73		2.42	3.15	(.71)	—	(.71)	10.51	39.14	24		.67		7.69
Class 4
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[4]	.93		5.82
12/31/12[2,3]	11.80	.04		— [8]	.04	(.68)	—	(.68)	11.16	.34	—	[4]	.02	[5]	.35 [5]

Mortgage Fund
Class 1
12/31/13	$10.47	$.04		$(.18)	$(.14)	$(.08)	$(.02)	$(.10)	$10.23	(1.41)%	$198		.44%		.35%
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.08
12/31/11[2,6]	10.00	—	[8]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[7]	.04 [7]
Class 2
12/31/13	10.46	—	[8]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		(.16)
12/31/11[2,6]	10.00	(.02)		.48	.46	— [8]	(.10)	(.10)	10.36	4.60	22		.67	[7]	(.25)[7]
Class 4
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	—	[4]	.38	[5]	.23 [5]
12/31/12[2,3]	10.60	—	[8]	.01	.01	(.06)	(.08)	(.14)	10.47	.09	—	[4]	.02	[5]	.04 [5]

American Funds Insurance Series

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[9]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[9]		Ratio of net income (loss) to average net assets[9]

U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/13	$12.75	$.08	$(.44)		$(.36)	$(.11)	$(.34)	$(.45)	$11.94	(2.87)%	$1,584		.35%		.35%		.67%
12/31/12	13.00	.10	.18		.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.34		.75
12/31/11	12.59	.23	.74		.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		.34		1.83
12/31/10	12.18	.26	.46		.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39		.36		2.07
12/31/09	12.29	.37	(.03)		.34	(.34)	(.11)	(.45)	12.18	2.79	999		.41		.41		2.99
Class 2
12/31/13	12.63	.05	(.43)		(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.60		.42
12/31/12	12.89	.06	.18		.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.59		.50
12/31/11	12.49	.20	.73		.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		.59		1.59
12/31/10	12.08	.23	.46		.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64		.62		1.83
12/31/09	12.20	.34	(.03)		.31	(.32)	(.11)	(.43)	12.08	2.50	1,561		.66		.66		2.79
Class 3
12/31/13	12.76	.06	(.43)		(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.53		.47
12/31/12	13.01	.07	.19		.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.52		.58
12/31/11	12.61	.21	.73		.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		.52		1.65
12/31/10	12.19	.24	.47		.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57		.55		1.92
12/31/09	12.30	.36	(.04)		.32	(.32)	(.11)	(.43)	12.19	2.58	27		.59		.59		2.91
Class 4
12/31/13	12.75	.08	(.44)		(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[4]	.84		.84		.68
12/31/12[2,3]	12.88	.01	(.01)		—	(.13)	—	(.13)	12.75	(.01)	—	[4]	.02	[5]	.02	[5]	.05 [5]

Cash Management Fund
Class 1
12/31/13	$11.34	$(.03)	$—	[8]	$(.03)	$—	$—	$—	$11.31	(.27)%	$57		.34%				(.24)%
12/31/12	11.36	(.03)	.01		(.02)	—	—	—	11.34	(.18)	66		.34				(.22)
12/31/11	11.39	(.02)	(.01)		(.03)	—	—	—	11.36	(.26)	75		.33				(.21)
12/31/10	11.40	(.02)	.01		(.01)	—	—	—	11.39	(.09)	83		.33				(.14)
12/31/09	11.44	(.01)	—	[8]	(.01)	(.03)	— [8]	(.03)	11.40	(.10)	105		.33				(.08)
Class 2
12/31/13	11.17	(.05)	—	[8]	(.05)	—	—	—	11.12	(.45)	395		.59				(.49)
12/31/12	11.22	(.05)	—	[8]	(.05)	—	—	—	11.17	(.45)	459		.59				(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	—	—	—	11.22	(.53)	530		.58				(.47)
12/31/10	11.32	(.04)	—	[8]	(.04)	—	—	—	11.28	(.35)	522		.58				(.39)
12/31/09	11.38	(.04)	—	[8]	(.04)	(.02)	— [8]	(.02)	11.32	(.33)	664		.58				(.33)
Class 3
12/31/13	11.26	(.05)	—	[8]	(.05)	—	—	—	11.21	(.44)	8		.52				(.42)
12/31/12	11.30	(.05)	.01		(.04)	—	—	—	11.26	(.35)	11		.52				(.40)
12/31/11	11.34	(.04)	—	[8]	(.04)	—	—	—	11.30	(.35)	12		.51				(.40)
12/31/10	11.38	(.04)	—	[8]	(.04)	—	—	—	11.34	(.35)	13		.51				(.32)
12/31/09	11.44	(.03)	(.01)		(.04)	(.02)	— [8]	(.02)	11.38	(.31)	17		.51				(.27)
Class 4
12/31/13	11.34	(.04)	—	[8]	(.04)	—	—	—	11.30	(.35)	—	[4]	.37	[5]			(.32)[5]
12/31/12[2,3]	11.34	— [8]	—	[8]	— [8]	—	—	—	11.34	.00	—	[4]	.02	[5]			(.01)[5]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[9]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver[9]	Net effective expense ratio[9,10]	Ratio of net income to average net assets[9]

Managed Risk Growth Fund
Class P1
12/31/13[2,11]	$10.00	$.12	$1.38	$1.50	$(.07)	$—	$(.07)	$11.43	15.05%	$166	.88%[7]	.25%[7]	.58%[7]	1.64%
Class P2
12/31/13[2,11]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94	27,827	1.05 [7]	.52 [7]	.85 [7]	1.69

Managed Risk International Fund
Class P1
12/31/13[2,11]	$10.00	$.13	$.78	$.91	$(.09)	$—	$(.09)	$10.82	9.08%	$109	1.05%[7]	.23%[7]	.73%[7]	1.92%
Class P2
12/31/13[2,11]	10.00	.18	.72	.90	(.08)	—	(.08)	10.82	8.99	16,777	1.19 [7]	.44 [7]	.94 [7]	2.66

Managed Risk Blue Chip Income and Growth Fund
Class P1
12/31/13[2,11]	$10.00	$.20	$1.01	$1.21	$(.16)	$—	$(.16)	$11.05	12.16%	$124	.84%[7]	.24%[7]	.64%[7]	2.80%
Class P2
12/31/13[2,11]	10.00	.28	.92	1.20	(.15)	—	(.15)	11.05	12.05	26,235	1.04 [7]	.54 [7]	.94 [7]	3.91

Managed Risk Growth-Income Fund
Class P1
12/31/13[2,11]	$10.00	$.14	$1.47	$1.61	$(.11)	$—	$(.11)	$11.50	16.15%	$123	.92%[7]	.23%[7]	.50%[7]	2.01%
Class P2
12/31/13[2,11]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04	24,032	1.09 [7]	.50 [7]	.77 [7]	2.73

Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)
Class P1
12/31/13	$9.99	$.27	$1.81	$2.08	$(.14)	$—	$(.14)	$11.93	20.82%	$112,037	.55%	.47%	.75%	2.37%
12/31/12[2,12]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24	10	.15	.07	.37	1.72
Class P2
12/31/13	9.99	.28	1.77	2.05	(.11)	—	(.11)	11.93	20.58	795,033	.80	.73	1.01	2.43
12/31/12[2,12]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21	24	.24	.11	.41	2.38

American Funds Insurance Series

	Year ended December 31
Portfolio turnover rate for all share classes	2013		2012		2011		2010	2009
Global Growth Fund	39%		22%		28%		28%	43%
Global Small Capitalization Fund	36		40		44		47	55
Growth Fund	19		21		19		28	37
International Fund	21		29		24		25	46
New World Fund	43		32		22		18	25
Blue Chip Income and Growth Fund	30		36		27		22	22
Global Growth and Income Fund	31		30		25		30	47
Growth-Income Fund	19		25		22		22	24
International Growth and Income Fund	34		31		48		31	21
Asset Allocation Fund	74		61		43		46	41
Global Balanced Fund	81		80		34	[6]
Bond Fund	354		253		163		187	125
Global Bond Fund	213		160		101		106	86
High-Income Bond Fund	64		48		51		54	47
Mortgage Fund	715		444		480	[6]
U.S. Government/AAA-Rated Securities Fund	621		447		234		208	100
Cash Management Fund	—		—		—		—	—
Managed Risk Growth Fund	10	[11]
Managed Risk International Fund	6	[11]
Managed Risk Blue Chip Income and Growth Fund	3	[11]
Managed Risk Growth-Income Fund	2	[11]
Managed Risk Asset Allocation Fund
(formerly Protected Asset Allocation Fund)	3		—	[12,13]

[1]	Based on average shares outstanding.
[2]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[3]	Class 4 shares were offered beginning December 14, 2012.
[4]	Amount less than $1 million.
[5]	The fund’s assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[6]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[7]	Annualized.
[8]	Amount less than $.01.
[9]

This column reflects the impact, if any, of certain waivers by CRMC. CRMC reduced fees for investment advisory services for U.S. Government/AAA-Rated Securities Fund during 2010 and for the managed risk funds since each fund’s commencement of operations.

[10]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[11]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[12]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[13]	Amount less than 1%.

See Notes to Financial Statements

American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolios for Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, U.S. Government/AAA-Rated Securities Fund, Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund) (twenty-two of the portfolios constituting American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2013, the results of each of their operations for each of the periods then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California

February 5, 2014

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2013, through December 31, 2013).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 7/1/2013	Ending account value 12/31/2013	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,203.74	$3.06	.55%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 2 — actual return	1,000.00	1,202.01	4.44	.80
Class 2 — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 4 — actual return	1,000.00	1,202.74	5.89	1.06
Class 4 — assumed 5% return	1,000.00	1,019.86	5.40	1.06

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,178.99	$4.06	.74%
Class 1 — assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 2 — actual return	1,000.00	1,177.16	5.43	.99
Class 2 — assumed 5% return	1,000.00	1,020.21	5.04	.99
Class 4 — actual return	1,000.00	1,175.63	6.80	1.24
Class 4 — assumed 5% return	1,000.00	1,018.95	6.31	1.24

Growth Fund
Class 1 — actual return	$1,000.00	$1,182.34	$1.93	.35%
Class 1 — assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 2 — actual return	1,000.00	1,180.87	3.30	.60
Class 2 — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 — actual return	1,000.00	1,181.34	2.91	.53
Class 3 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 — actual return	1,000.00	1,179.50	4.67	.85
Class 4 — assumed 5% return	1,000.00	1,020.92	4.33	.85

International Fund
Class 1 — actual return	$1,000.00	$1,178.79	$2.97	.54%
Class 1 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 2 — actual return	1,000.00	1,177.17	4.34	.79
Class 2 — assumed 5% return	1,000.00	1,021.22	4.02	.79
Class 3 — actual return	1,000.00	1,177.57	3.95	.72
Class 3 — assumed 5% return	1,000.00	1,021.58	3.67	.72
Class 4 — actual return	1,000.00	1,175.25	5.70	1.04
Class 4 — assumed 5% return	1,000.00	1,019.96	5.30	1.04

New World Fund
Class 1 — actual return	$1,000.00	$1,142.49	$4.21	.78%
Class 1 — assumed 5% return	1,000.00	1,021.27	3.97	.78
Class 2 — actual return	1,000.00	1,140.82	5.56	1.03
Class 2 — assumed 5% return	1,000.00	1,020.01	5.24	1.03
Class 4 — actual return	1,000.00	1,139.29	6.96	1.29
Class 4 — assumed 5% return	1,000.00	1,018.70	6.56	1.29

See end of expense example tables for footnotes.

American Funds Insurance Series

	Beginning account value 7/1/2013	Ending account value 12/31/2013	Expenses paid during period[1]	Annualized expense ratio

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,162.83	$2.29	.42%
Class 1 — assumed 5% return	1,000.00	1,023.09	2.14	.42
Class 2 — actual return	1,000.00	1,161.93	3.65	.67
Class 2 — assumed 5% return	1,000.00	1,021.83	3.41	.67
Class 4 — actual return	1,000.00	1,162.90	4.85	.89
Class 4 — assumed 5% return	1,000.00	1,020.72	4.53	.89

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,142.49	$3.40	.63%
Class 1 — assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 2 — actual return	1,000.00	1,142.33	4.75	.88
Class 2 — assumed 5% return	1,000.00	1,020.77	4.48	.88
Class 4 — actual return	1,000.00	1,140.50	6.04	1.12
Class 4 — assumed 5% return	1,000.00	1,019.56	5.70	1.12

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,196.13	$1.61	.29%
Class 1 — assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 2 — actual return	1,000.00	1,194.68	2.99	.54
Class 2 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 3 — actual return	1,000.00	1,195.02	2.60	.47
Class 3 — assumed 5% return	1,000.00	1,022.84	2.40	.47
Class 4 — actual return	1,000.00	1,193.11	4.37	.79
Class 4 — assumed 5% return	1,000.00	1,021.22	4.02	.79

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,148.24	$3.74	.69%
Class 1 — assumed 5% return	1,000.00	1,021.73	3.52	.69
Class 2 — actual return	1,000.00	1,146.70	5.09	.94
Class 2 — assumed 5% return	1,000.00	1,020.47	4.79	.94
Class 4 — actual return	1,000.00	1,146.73	6.44	1.19
Class 4 — assumed 5% return	1,000.00	1,019.21	6.06	1.19

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,123.62	$1.61	.30%
Class 1 — assumed 5% return	1,000.00	1,023.69	1.53	.30
Class 2 — actual return	1,000.00	1,122.40	2.94	.55
Class 2 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 3 — actual return	1,000.00	1,122.46	2.57	.48
Class 3 — assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 4 — actual return	1,000.00	1,122.78	4.28	.80
Class 4 — assumed 5% return	1,000.00	1,021.17	4.08	.80

Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,094.91	$3.70	.70%
Class 1 — assumed 5% return	1,000.00	1,021.68	3.57	.70
Class 2 — actual return	1,000.00	1,093.73	5.01	.95
Class 2 — assumed 5% return	1,000.00	1,020.42	4.84	.95
Class 4 — actual return	1,000.00	1,094.16	3.69	.70
Class 4 — assumed 5% return	1,000.00	1,021.68	3.57	.70

See end of expense example tables for footnotes.

American Funds Insurance Series

	Beginning account value 7/1/2013	Ending account value 12/31/2013	Expenses paid during period[1]	Annualized expense ratio

Bond Fund
Class 1 — actual return	$1,000.00	$1,006.14	$1.97	.39%
Class 1 — assumed 5% return	1,000.00	1,023.24	1.99	.39
Class 2 — actual return	1,000.00	1,005.00	3.23	.64
Class 2 — assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 4 — actual return	1,000.00	1,003.35	4.49	.89
Class 4 — assumed 5% return	1,000.00	1,020.72	4.53	.89

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,026.79	$2.86	.56%
Class 1 — assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 2 — actual return	1,000.00	1,026.06	4.14	.81
Class 2 — assumed 5% return	1,000.00	1,021.12	4.13	.81
Class 4 — actual return	1,000.00	1,026.81	4.65	.91
Class 4 — assumed 5% return	1,000.00	1,020.62	4.63	.91

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,054.34	$2.49	.48%
Class 1 — assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 2 — actual return	1,000.00	1,052.70	3.78	.73
Class 2 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 3 — actual return	1,000.00	1,053.52	3.42	.66
Class 3 — assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 4 — actual return	1,000.00	1,054.42	4.97	.96
Class 4 — assumed 5% return	1,000.00	1,020.37	4.89	.96

Mortgage Fund
Class 1 — actual return	$1,000.00	$1,001.24	$2.22	.44%
Class 1 — assumed 5% return	1,000.00	1,022.99	2.24	.44
Class 2 — actual return	1,000.00	1,000.67	3.48	.69
Class 2 — assumed 5% return	1,000.00	1,021.73	3.52	.69
Class 4 — actual return	1,000.00	1,001.24	1.87	.37
Class 4 — assumed 5% return	1,000.00	1,023.34	1.89	.37

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$995.01	$1.76	.35%
Class 1 — assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 2 — actual return	1,000.00	993.63	3.02	.60
Class 2 — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 — actual return	1,000.00	994.03	2.66	.53
Class 3 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 — actual return	1,000.00	994.26	4.27	.85
Class 4 — assumed 5% return	1,000.00	1,020.92	4.33	.85

Cash Management Fund
Class 1 — actual return	$1,000.00	$998.23	$1.71	.34%
Class 1 — assumed 5% return	1,000.00	1,023.49	1.73	.34
Class 2 — actual return	1,000.00	997.31	2.97	.59
Class 2 — assumed 5% return	1,000.00	1,022.23	3.01	.59
Class 3 — actual return	1,000.00	998.22	2.62	.52
Class 3 — assumed 5% return	1,000.00	1,022.58	2.65	.52
Class 4 — actual return	1,000.00	998.23	1.86	.37
Class 4 — assumed 5% return	1,000.00	1,023.34	1.89	.37

American Funds Insurance Series

	Beginning account value 7/1/2013	Ending account value 12/31/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]

Managed Risk Growth Fund
Class P1 — actual return	$1,000.00	$1,141.32	$1.40	.26%	$3.18	.59%
Class P1 — assumed 5% return	1,000.00	1,023.89	1.33	.26	3.01	.59
Class P2 — actual return	1,000.00	1,140.30	2.97	.55	4.75	.88
Class P2 — assumed 5% return	1,000.00	1,022.43	2.80	.55	4.48	.88

Managed Risk International Fund
Class P1 — actual return	$1,000.00	$1,113.06	$1.22	.23%	$3.89	.73%
Class P1 — assumed 5% return	1,000.00	1,024.05	1.17	.23	3.72	.73
Class P2 — actual return	1,000.00	1,112.13	2.50	.47	5.16	.97
Class P2 — assumed 5% return	1,000.00	1,022.84	2.40	.47	4.94	.97

Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return	$1,000.00	$1,120.51	$1.34	.25%	$3.47	.65%
Class P1 — assumed 5% return	1,000.00	1,023.95	1.28	.25	3.31	.65
Class P2 — actual return	1,000.00	1,119.39	3.04	.57	5.18	.97
Class P2 — assumed 5% return	1,000.00	1,022.33	2.91	.57	4.94	.97

Managed Risk Growth-Income Fund
Class P1 — actual return	$1,000.00	$1,155.67	$1.25	.23%	$2.72	.50%
Class P1 — assumed 5% return	1,000.00	1,024.05	1.17	.23	2.55	.50
Class P2 — actual return	1,000.00	1,154.66	2.88	.53	4.34	.80
Class P2 — assumed 5% return	1,000.00	1,022.53	2.70	.53	4.08	.80

Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)
Class P1 — actual return	$1,000.00	$1,109.93	$2.55	.48%	$4.04	.76%
Class P1 — assumed 5% return	1,000.00	1,022.79	2.45	.48	3.87	.76
Class P2 — actual return	1,000.00	1,109.10	3.88	.73	5.37	1.01
Class P2 — assumed 5% return	1,000.00	1,021.53	3.72	.73	5.14	1.01

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The American Funds Insurance Series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2014. The agreement was amended to add additional advisory fee breakpoints for Asset Allocation Fund and Global Bond Fund when the funds’ net assets exceed $8 billion and $13 billion, and $1 billion and $3 billion, respectively. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through June 30, 2013. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Global Growth Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average (the Lipper category that includes the fund) and (ii) the MSCI All Country World Index. They noted that the fund’s investment results were above both benchmarks over the six-month, one-, three-, five-, and 10-year periods, as well as over the lifetime of the fund since April 30, 1997.

Global Small Capitalization Fund seeks to provide long-term growth of capital by investing primarily in stocks of smaller companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Small/Mid-Cap Funds Average (the Lipper category that includes the fund) and (ii) the MSCI All Country World Small Cap Index. They noted that the fund’s investment results were higher than both benchmarks over the six-month, one-, and 10-year periods, as well as over the lifetime of the fund since April 30, 1998. The board and the committee further noted that the fund’s results were substantially lower than both benchmarks over the three- and five-year periods.

American Funds Insurance Series

Growth Fund seeks to provide growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Capital Appreciation Funds Average, (ii) the Lipper Growth Funds Average (the Lipper category that includes the fund), and (iii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than all three benchmarks over the 10-year period and over the lifetime of the fund since February 8, 1984, and were mixed over the one- and three-year periods, and lower than the benchmarks over the six-month and five-year periods.

International Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies domiciled outside the United States. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average (the Lipper category that includes the fund) and (ii) the MSCI All Country World ex USA Index. They noted that the fund’s investment results were higher than both benchmarks over the six-month, one-, five-, and 10-year periods and over the lifetime of the fund since May 1, 1990, and mixed over the three-year period.

New World Fund seeks long-term capital appreciation by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Emerging Markets Funds Average (the Lipper category that includes the fund), and (ii) the MSCI All Country World Index. They noted that the fund’s investment results were mixed over each time period, with investment results above the Lipper average and lower than the MSCI index over the six-month, one-, three-, and five-year periods, and lower than the Lipper average and higher than the MSCI index during the 10-year period and over the lifetime of the fund since June 17, 1999.

Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal by investing primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States, with market capitalizations of $4 billion and above. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than both benchmarks over the six-month and five-year periods. Over the one-, three-, and 10-year periods, results of the fund were higher than the Lipper average, but lower than the S&P 500. Results were lower than both benchmarks over the lifetime of the fund since July 5, 2001.

Global Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in well-established companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average (the Lipper category that includes the fund) and (ii) the MSCI All Country World Index. They noted that the fund’s investment results were higher than the Lipper average and the MSCI index over the one-, three-, and five-year periods and over the lifetime of the fund since May 1, 2006, and were equal to the Lipper average, but higher than the MSCI index, during the six-month period.

Growth-Income Fund seeks to provide long-term growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than both benchmarks over the one-year period and over the lifetime of the fund since February 8, 1984. Over the six-month, three-, five-, and 10-year periods, results were higher than the Lipper average but lower than the S&P 500.

American Funds Insurance Series

International Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in stocks of larger, well-established companies domiciled outside the United States, including in developing countries. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average (the Lipper category that includes the fund) and (ii) the MSCI All Country World ex USA Index. They noted that the fund’s investment results were above both benchmarks over the six-month, and three-year periods, as well as over the lifetime of the fund since November 18, 2008, and were mixed during the one-year period, above the MSCI index but below the Lipper average.

Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Balanced Funds Average (the Lipper category that includes the fund), (ii) the Barclays U.S. Aggregate Index, (iii) Standard and Poor’s 500 Composite Index, and (iv) a customized index comprised of 60% S&P 500 and 40% Barclays index. They noted that the fund’s investment results were above all benchmarks for the 10-year period. For the six-month, one-, three-, and 10-year periods and the lifetime of the fund since August 1, 1989, the fund’s results were above all benchmarks other than the S&P 500. For the five-year period, the fund’s results were above the Lipper average and the Barclays index, but below the S&P 500 and the 60/40 index.

Global Balanced Fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income by investing in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Flexible Portfolio Funds Average (the Lipper category that includes the fund), (ii) the Barclays Global Aggregate Bond Index, (iii) the MSCI All Country World Index, and (iv) a customized index comprised of 60% MSCI index and 40% Barclays index. They noted that the fund’s investment results were above all benchmarks over the six-month and one-year time periods, and over the lifetime of the fund since May 2, 2011, except the MSCI index for the six-month and one-year periods.

Bond Fund seeks to maximize current income and preserve capital by investing primarily in bonds. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Intermediate Investment Grade Debt Funds Average (the Lipper category that includes the fund) and (ii) the Barclays U.S. Aggregate Index. They noted that the fund’s investment results were mixed over the six-month, one- and three-year periods compared to the benchmark indices. They also noted that the fund’s investment results were below the Lipper average and the Barclays index over the five- and 10-year periods and the lifetime of the fund since January 2, 1996.

Global Bond Fund seeks to provide a high level of total return by investing primarily in debt securities of governmental, supranational and corporate issuers domiciled in various countries and dominated in various currencies, including U.S. dollars. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Income Funds Average (the Lipper category that includes the fund) and (ii) the Barclays Global Aggregate Bond Index. They noted that the fund’s results were better than the Barclays index but below the Lipper average over the one-, three-, and five-year periods, and were higher than both benchmarks over the lifetime of the fund since October 4, 2006. They also noted that the fund’s investment results were lower than both the Lipper average and the Barclays index over the six-month period.

American Funds Insurance Series

High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper High Yield Funds Average (the Lipper category that includes the fund) and (ii) the Barclays U.S. Corporate High Yield 2% Issuer Capped Index. They noted that the fund’s investment results for the six-month period were above the Lipper average and below the Barclays index, and were higher than the Lipper average over the lifetime of the fund since February 8, 1984. They also noted that the fund’s investment results were lower than both benchmarks over the one-, three-, five-, and 10-year periods.

Mortgage Fund seeks to provide current income and preservation of capital by investing in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper GNMA Funds Average, (ii) the Lipper U.S. Mortgage Funds Average (the Lipper category that includes the fund), and (iii) the Barclays U.S. Mortgage-Backed Securities Index. They noted that the fund’s results were above all these benchmarks over the six-month period and all others than the Lipper U.S. Mortgage Funds average for the one-year period and lifetime of the fund since May 2, 2011.

U.S. Government/AAA-Rated Securities Fund seeks to provide a high level of current income, as well as to preserve investment. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper General U.S. Government Funds Average (the Lipper category that includes the fund) and (ii) the Barclays U.S. Government/Mortgage-Backed Securities Index. They noted that the fund’s results were higher than the Lipper average over six-month, three-, five-, and 10-year periods and over the lifetime of the fund since December 2, 1985, and lower than the Barclays index over each of the periods.

Cash Management Fund seeks to provide an opportunity to earn income on cash reserves while preserving the value of investment and maintaining liquidity. The board and the committee reviewed the fund’s investment results measured against the Lipper Money Market Funds Average (the Lipper category that includes the fund). They noted that the fund’s investment results were higher than the Lipper average over the 10-year period, but slightly lower than the average over the six-month and one-, three-, and five-year periods and over the lifetime of the fund since February 8, 1984.

The board and the committee concluded that each fund’s investment results have been satisfactory and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

American Funds Insurance Series

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the expenses of each fund except Cash Management Fund were less than the median fees and expenses of the other funds included in its Lipper category described above. They also observed that each fund’s advisory fees were at or less than the median, fees of the other funds included in its Lipper category, except Global Bond Fund and Global Balanced Fund, which were slightly above the median, and Cash Management Fund, which was 20% above the median. They also noted that Cash Management Fund is not a stable net asset value fund and that CRMC does not otherwise waive any fees.

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding advisory fees charged to clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of each fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly-held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series Managed Risk Funds

The American Funds Insurance Series’ board has approved the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2014. The board has also approved the series’ Sub-Advisory Agreement (the “sub-advisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman”) for the same term. The advisory and sub-advisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman’s services that would be provided by CRMC, the administrative and compliance and shareholder services that would be provided by CRMC to the funds under the agreements and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board also considered the depth and quality of Milliman’s investment management process, including its experience in applying the Milliman Managed Risk Strategy and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services that would be provided to each fund under the sub-advisory agreement. The board concluded that the nature, extent and quality of the services to be provided by Milliman have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through June 30, 2013. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Managed Risk Growth Fund seeks to provide growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth Funds Average (the Lipper category that includes the fund), and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were substantially below both the Lipper average and the S&P 500 over the lifetime of the fund since May 1, 2013. In addition, they noted that the standard deviation of investment results of the fund based on daily returns since its inception, a measure of volatility, was below that of its underlying fund and of the S&P 500.

American Funds Insurance Series

Managed Risk International Fund seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper International Funds Average (the Lipper category that includes the fund) and (ii) the MSCI All Country World ex USA Index. They noted that the fund’s investment results were above both the Lipper average and the MSCI index over the lifetime of the fund since May 1, 2013. In addition, they noted that the standard deviation of investment results of the fund based on daily returns since its inception, a measure of volatility, was below that of its underlying fund and of the MSCI index.

Managed Risk Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth and Income Funds Average (the Lipper category that includes the fund) and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were above the Lipper average, but substantially below the S&P 500, over the lifetime of the fund since May 1, 2013. In addition, they noted that the standard deviation of investment results of the fund based on daily returns since its inception, a measure of volatility, was below that of its underlying fund and of the S&P 500.

Managed Risk Growth-Income Fund seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth and Income Funds Average (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were above the Lipper average, but substantially below the S&P 500, over the lifetime of the fund since May 1, 2013. In addition, they noted that the standard deviation of investment results of the fund based on daily returns since its inception, a measure of volatility, was below that of its underlying fund and of the S&P 500.

Managed Risk Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Balanced Funds Average (the Lipper category that includes the fund), (ii) the Barclays U.S. Aggregate Index, and (iii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were above the Lipper average and the Barclays index, but substantially below the S&P 500, over the six-month period and lifetime of the fund since September 28, 2012. In addition, they noted that the standard deviation of investment results of the fund based on daily returns since its inception, a measure of volatility, was below that of its underlying fund and of the S&P 500, but above that of a composite index comprised of 60% of the S&P 500 and 40% of the Barclays index.

The board and the committee concluded that each fund’s investment results and the results of the services provided by Milliman have been satisfactory, and that CRMC’s and Milliman’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval, and CRMC’s agreement to pay the fees due Milliman under the sub-advisory agreement. They observed that each fund’s total advisory fees and expenses were at or near the median of the other funds in its Lipper category. In addition, they observed that each underlying fund’s advisory fees and expenses were less than the median fees and expenses of those funds included in its Lipper category described above.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fee schedule for the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of each fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly-held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series

Board of trustees and other officers

“Independent” trustees1

	Year first		Number of
	elected		portfolios in fund
	a trustee		complex overseen	Other directorships[3]
Name and age	of the series[2]	Principal occupation(s) during past five years	by trustee	held by trustee

William H. Baribault, 68	2009	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	69	None

James G. Ellis, 67	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	69	Quiksilver, Inc.

Leonard R. Fuller, 67	1999	President and CEO, Fuller Consulting (financial management consulting firm)	69	None

R. Clark Hooper, 67 Chairman of the Board (Independent and Non-Executive)	2010	Private investor	71	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.

Merit E. Janow, 55	2007	Dean and Professor, Columbia University, School of International and Public Affairs	68	The NASDAQ Stock Market LLC; Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 58	2010	Clinical Professor and Director, Accounting Program, University of Redlands	65	None

Frank M. Sanchez, 70	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	65	None

Margaret Spellings, 56	2010	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	69	None

Steadman Upham, Ph.D., 64	2010	President and University Professor, The University of Tulsa	68	None

We are saddened by the loss of W. Scott Hedrick who passed away on November 3, 2013. Mr. Hedrick served as an independent board member on the boards of various American Funds since 2007. His wise counsel and friendship will be missed.

“Interested” trustee[4,5]

Name, age and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

Donald D. O’Neal, 53 Vice Chairman of the Board	1998	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	25	None

The series’ statement of additional information includes further details about the series’ trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See next page for footnotes.

American Funds Insurance Series

Other officers5

Name, age and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series

Alan N. Berro, 53 President	1998	Senior Vice President — Capital World Investors, Capital Research and Management Company

Michael J. Downer, 59 Executive Vice President	1991	Director, Senior Vice President, Secretary and Chief Legal Officer, Capital Research and Management Company; Director, American Funds Distributors, Inc.;[6] Chairman of the Board, Capital Bank and Trust Company[6]

Abner D. Goldstine, 84 Senior Vice President	1993	Senior Vice President — Capital Fixed Income Investors, Capital Research and Management Company

C. Ross Sappenfield, 48 Senior Vice President	2008	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company

John H. Smet, 57 Senior Vice President	1994	Director, Capital Research and Management Company; Senior Vice President — Capital Fixed Income Investors, Capital Research and Management Company

Carl M. Kawaja, 49 Vice President	2008	Senior Vice President — Capital World Investors, Capital Research and Management Company; Chairman of the Board, Capital International Asset Management (Canada), Inc.;[6] Director, The Capital Group Companies, Inc.[6]

Sung Lee, 47 Vice President	2008	Senior Vice President — Capital Research Global Investors, Capital Research Company[6]

Maria T. Manotok, 39 Vice President	2012	Vice President and Associate Counsel — Fund Business Management Group, Capital Research and Management Company; Vice President and Associate Counsel, Capital Group Companies Global[6]

S. Keiko McKibben, 44 Vice President	2010	Senior Vice President — Capital Research Global Investors, Capital Research Company[6]

Renaud H. Samyn, 40 Vice President	2010	Senior Vice President — Capital Research Global Investors, Capital Research Company[6]

Dylan Yolles, 45 Vice President	2012	Senior Vice President — Capital International Investors, Capital Research and Management Company

Steven I. Koszalka, 49 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company

Gregory F. Niland, 42 Treasurer	2008	Vice President — Fund Business Management Group, Capital Research and Management Company

Courtney R. Taylor, 39 Assistant Secretary	2010	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 46 Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Company

Dori Laskin, 62 Assistant Treasurer	2010	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]

This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a trustee or director of a public company or a registered investment company.

[4]

“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[5]

All of the officers listed, with the exception of S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

[6]	Company affiliated with Capital Research and Management Company.

American Funds Insurance Series

Offices of the series and of

the investment adviser

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment sub-adviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public

accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa

Street Los Angeles, CA 90017-3874

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete December 31, 2013, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2014, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success	The Capital SystemSM	Superior long-term track record

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]	Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of The Capital System.	Our AFIS equity funds have beaten their comparable Lipper indexes in 89% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes in 62% of 10-year periods and 89% of 20-year periods.[2] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

[1]	Portfolio manager experience as of November 2013.
[2]	Based on Class 2 share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index (except Global Small Capitalization Fund, for which the Lipper average was used). The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Lipper Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and Lipper General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

Lit No. INGEARX-998-0214P

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for several variable annuities and insurance products. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Investing for short periods makes losses more likely. Investments are not FDIC insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Special feature

        Introducing our managed risk

        funds

Contents

        Letter to investors

        Fund reviews

        Investment portfolios

        Managed Risk Asset Allocation

        FundSM

        Financial statements

Fellow investors:

Economic concerns that had threatened to derail the global recovery receded in 2013, lifting U.S. stock markets to record highs as investor confidence returned.

The U.S. saw continued economic growth, a shrinking budget deficit and lower unemployment, the euro zone came out of recession, China’s reform pledges reassured investors and Japan’s stimulus measures began to take effect.

Against this backdrop, developed countries in aggregate contributed most of the 22.8% gain in the MSCI ACWI (All Country World Index). The highest individual country returns came from

Greece (+51.0%), which is expected to finally emerge from recession in 2014, Finland (+46.0%), Ireland (+41.2%), the U.S. (+31.8%), Germany (+31.4%), Spain (+31.3%) and the Netherlands (+31.3%). Developing markets struggled as U.S. interest rates began to rise after the Federal Reserve hinted that it would start to cut back on its bond-buying stimulus program. Hardest hit were Peru (–29.8%), Turkey (–26.8%), Indonesia (–23.5%), Chile (–22.0%), Colombia (–21.1%) and Brazil (–16.0%). Returns for MSCI indexes are calculated in U.S. dollars and reflect both dividends net of withholding taxes and reinvestment of distributions. All market indexes referenced in this report are unmanaged and, therefore, have no expenses.

The specter of rising interest rates in the U.S. hurt many bond markets in 2013. The Barclays U.S. Aggregate Index lost 2.0% for the year, while the Barclays Global Aggregate Index declined 2.6%.

Both indexes measure investment-grade bonds. Doubts over the future of the Fed’s stimulus program caused turmoil in many developing bond markets, which declined 6.6% overall for the year, as measured by the J.P. Morgan Emerging Markets Bond Index Global. The Barclays U.S. Corporate High Yield 2% Issuer Capped Index gained 7.4%. At December 31, 2013, the yield on the 10-year U.S. Treasury was 3.04%, up from 1.78% a year earlier.

In currency markets, the U.S. dollar lost ground against three major currencies: the euro (+4.5%), Swiss franc (+2.9%) and British pound (+1.9%). On the other hand, the Japanese yen declined 17.7% against the dollar as a result of the new government’s monetary easing policy, while the Canadian dollar fell 6.3% to a near-three-year low in December as its central bank hinted at interest rate cuts. The Chinese renminbi gained 2.9% versus the U.S. dollar; most other emerging market currencies were weak, particularly the Argentine peso (–24.6%), Indonesian rupiah (–20.8%), South African rand (–19.0%), Turkish lira (–16.9%), Brazilian real (–13.2%) and Indian rupee (–11.4%).

All the equity funds in American Funds Insurance Series had double-digit returns in 2013. The challenges facing global bond markets were reflected in the fixed-income funds; all declined with the exception of High-Income Bond Fund. The series’ five managed risk funds, four of which began operations in May 2013 (the fifth was launched in September 2012), also had gains in 2013 while implementing the funds’ managed risk strategy.

American Funds Insurance Series

Looking ahead

The U.S. economy continues to improve and unemployment is gradually decreasing — the jobless rate in December 2013 was 6.7%, down from 7.9% a year earlier. The federal deficit has shrunk by more than 50% from its peak, and a bipartisan budget agreement signed in December temporarily reduces the risk of another government shutdown in the near term. These are among the reasons for continued optimism.

While many concerning issues that have been in the news in recent years improved in 2013, the future, as always, remains uncertain. Structural problems in many regions and countries still have to be resolved, and the long-term effects of central bank stimulus initiatives are difficult to predict. Developing markets may be tested again as the U.S. continues to normalize its monetary policy. One cloud on the horizon is the ongoing tension in the Middle East. However, increased shale oil and gas production in the U.S. may mitigate the impact on the U.S. of an escalation in the situation.

It is always difficult to predict what markets will do in the short term. Thus, we focus on maintaining a long-term horizon, which we believe affords us a competitive advantage in achieving long-term results. Our investment approach, rooted in fundamental analysis, global research and paying close attention to valuation, is time-tested and has helped our investors reach their financial goals. We will continue with that approach as we go forward into 2014 and beyond.

We welcome our new investors and look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

February 5, 2014

American Funds Insurance Series

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund* show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The mountain charts illustrate the growth of a $10,000 investment in each of the investment portfolios in American Funds Insurance Series (with the exception of Cash Management Fund) over the past 10 years (or the lifetime of the fund if less than 10 years).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/ AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of other expenses so that they will not exceed 0.28%. The waivers and reimbursements will be in effect through at least May 1, 2015, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. Applicable fund results shown reflect the waivers and reimbursements, without which they would have been lower. See the Financial Highlights table in this report for details.

Individual funds are listed in this report according to their risk potential, with managed risk funds listed last.

*	Effective August 12, 2013, Protected Asset Allocation Fund was renamed Managed Risk Asset Allocation Fund.

American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund, which provides exposure to a mix of stocks and bonds, gained 20.58% for the 12 months ended December 31, 2013. The S&P 500, which measures U.S. stocks, rose 32.37%, while the Barclays U.S. Aggregate Index, which measures U.S. investment-grade bonds, lost 2.02%. A blend of the two indexes, the 60/40 S&P/Barclays Index, rose 17.55%.*

Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series Asset Allocation Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund, as was the case during the past year.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2013

	1 year	Lifetime (since September 28, 2012)	Gross expense ratio	Expense ratio
Class P1	20.82%	17.38%	.86%	.76%
Class P2	20.58	17.16	1.11	1.01

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2014 (unaudited). The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After May 1, 2015, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses.

*	The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Milliman Financial Risk Management LLC serves as the sub-adviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

This page intentionally left blank.

American Funds Insurance Series

The strategy incorporates two additional risk-mitigation components: one designed to mitigate volatility and the other designed to help preserve capital during significant and sustained market declines.

Severe or prolonged market downturns in the early years of retirement can have a devastating effect on life savings. That’s why market volatility is a major concern for investors in or approaching retirement. As one way to help counter this risk, American Funds Insurance Series (AFIS) has introduced five funds that seek to manage volatility and provide downside protection during market turmoil.

The funds, which appear in this annual report, are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund.

We asked Alan Berro, the funds’ principal investment officer and one of their two portfolio managers, and Steve Joyce, senior insurance business leader, to explain the key features of the managed risk funds and how they can help retirement investors.

First, can you explain how the managed risk funds differ from the other AFIS funds?

Alan: “All AFIS funds benefit from The Capital System investment process that combines individual accountability with teamwork. Our strong research, attention to valuation, and excellent diversification already provide good risk management. However, the managed risk funds add an additional level of risk management that seeks to provide consistent preservation of capital over the long term. Each of these funds invests in its corresponding traditionally managed AFIS fund while maintaining a level of cash, adjusted for market conditions, to support an overlaid risk management strategy.

“The strategy incorporates two additional risk-mitigation components: one designed

American Funds Insurance Series

to mitigate volatility and the other designed to help preserve capital during significant and sustained market declines. Both risk management components are implemented using exchange-traded futures. The strategy is based on certain characteristics of the underlying fund’s equity portfolio; however, it acts independently of the underlying fund’s portfolio.”

The strategy adds another layer of risk-mitigation to the risk management procedures of the underlying funds.

Who are managed risk funds for?

Steve: “Managed risk funds are for investors who are particularly risk-averse and concerned about their exposure to significant market downturns or who are approaching or in retirement. We think these funds provide an opportunity for them to participate in the market with more confidence.”

Alan: “These funds are ideal for investors who are seeking exposure to equity investments, but are willing to exchange some potential upside for less volatile returns. They may be attractive to investors who are closer to retirement and couldn’t withstand a major setback to their savings that late in their lives.

“For example, consider the period from 2007 to the low in 2009 when the S&P 500 was down 55%. A 63-year-old investor might be terrified of that type of decline in his asset value at that point in his life, not knowing when the rebound is going to come.

“If you have a 15- or 20-year horizon, you’re pretty confident that at some point you’ll make it back. But if you’re 63 and looking to retire at 65, your assets just got cut in half, which can negatively impact your plans.”

What are the benefits of managed risk funds?

Alan: “The goal of managed risk funds is to tighten the distribution of returns to produce smoother investment results. While these funds may not do as well as their non-risk-managed counterparts during periods of rising equity markets, the managed risk strategy seeks to produce an attractive return on a risk-adjusted basis.”

American Funds Insurance Series

Steve Joyce

Alan Berro

Steve: “So for a variable annuity contract holder taking systematic withdrawals, the two risk management components are designed to work together to help preserve account value in order to reduce the risk that the contract holder runs out of money.”

Why has American Funds introduced managed risk funds?

Steve: “There is significant market demand for managed risk funds. The market for such funds has ballooned from $1.4 billion in assets under management in 2006 to more than $129 billion in 2012, according to a report from the mutual fund consulting firm Strategic Insight. The majority of these fund assets — $108 billion — is held in variable annuity contracts.”

Alan: “In addition, and most important, we believe these funds serve a purpose that is consistent with our investment philosophy and appropriate for certain kinds of investors.”

Who oversees the risk management strategy?

Alan: “The managed risk strategy is operated by the funds’ sub-adviser, Milliman Financial Risk Management LLC, the leading investment advisor to the life insurance industry for risk management and hedging. Milliman directly hedges approximately $85 billion in variable insurance assets and supports the risk management of over $500 billion of retirement savings accounts via its outsourcing of hedging and advisory services.”

Why did American Funds choose these specific funds?

Steve: “We selected funds that we believe paired best with the managed risk strategy. They represent an attractive,

diversified spectrum of choices for investors, including funds focused on growth, growth and income, international stocks, high-quality stocks and a balanced approach with investments in both stocks and bonds.”

Should investors move out of traditional non-managed-risk funds into these new funds?

Alan: “That depends on their specific circumstances, such as their risk tolerance, time frame and investing preferences, as well as the terms of their variable annuity contract. We suggest investors consult their financial advisor.”

Do the managed risk funds guarantee investors won’t lose money?

Alan: “No. Guarantees, if any, are provided by the issuer of the variable annuity contract, not the managed risk funds.”

Steve: “In down markets, the traditional and managed risk funds may both lose value. The goal of the managed risk funds is to decline less than the traditionally managed funds.”

What is volatility and why is it an important consideration?

Alan: “Volatility is a measure of the variation in the value of an investment over time. Generally, this is important to investors because:

•	Wide variances in the value of investments lead to greater emotional turmoil and worry;

•	Lower stability of returns while withdrawing for retirement can result in lower overall returns; and

•	Significant market declines when close to or in retirement may have a permanent negative impact on retirement savings.”

American Funds Insurance Series

Steve: “Over time, we’ve seen that volatility in the marketplace is inevitable, but that doesn’t necessarily mean that the market is going to go down over the long term. Some investors who are particularly loss-averse may feel that passing up the potential for higher returns in volatile markets is a good tradeoff.

“During the last prolonged market decline a lot of investors’ circumstances changed and they no longer had enough of a cushion to stay invested in the manner that they did before. These funds help to mitigate some of that exposure; they don’t eliminate risk, but they help to reduce it, and that should make those investors feel better.”

Is the managed risk strategy a form of market timing?

Alan: “No. Market timing is an attempt to profit by projecting the future direction of the market, often done with a short-term horizon. The history of returns for market timers is quite poor. Many people associate market timing with ‘tactical asset allocation’ strategies of today. We believe that the managed risk strategy is more in keeping with our overall longer term approach to asset allocation.

“We’re not trying to time short-term market moves; what we’re trying to do is change the sequence of returns so that investors lose less in down markets, which means they’ll have more invested when the market turns up and they can participate a little more on the upside from the market low.”

Steve: “We’re not trying to project the future direction of the market with these funds. Rather, what we’re trying to do is reduce downside risk and the volatility of return risk that is associated with being fully invested. This is distinctly different from ‘market timing’ and is more analogous to rebalancing in response to market risk. Market timing is an endeavor that I don’t believe can be successfully achieved, but rebalancing in response to increased risk can be very prudent.

“In summary, investors with very long time horizons, and the confidence to stay invested, might be better off in a traditionally managed fund. However, for some investors — such as someone approaching retirement or in the withdrawal phase, or simply investors who are more ‘loss-averse’ — the managed risk funds’ active risk management strategy may be appropriate.”  ■

American Funds Insurance Series

Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)

Investment portfolio December 31, 2013

	Shares	Value (000)	Percent of net assets

Asset allocation fund 93.48%
American Funds Insurance Series — Asset Allocation Fund, Class 1*	37,702,567	$847,930	93.48%

Total asset allocation fund (cost: $792,975,000)		847,930	93.48

Short-term securities 6.08%
Government Cash Management Fund	55,166,587	55,167	6.08

Total short-term securities (cost: $55,167,000)		55,167	6.08

Total investment securities (cost: $848,142,000)		903,097	99.56
Other assets less liabilities		3,973	.44

Net assets		$907,070	100.00%

*	American Funds Insurance Series-Asset Allocation Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended December 31, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2013 (000)
American Funds Insurance Series - Asset Allocation Fund, Class 1	1,670,848	36,448,708	416,989	37,702,567	$10,534	$847,930

Futures contracts

The fund did not hold any futures contracts as of December 31, 2013. The average month-end notional amount of open futures contracts while held was $27,694,000 over the prior 12-month period.

See Notes to Financial Statements

American Funds Insurance Series

This page intentionally left blank.

American Funds Insurance Series

Financial statements

Statements of assets and liabilities at December 31, 2013

	Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund		New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,909,090		$4,102,472	$23,353,610	$9,291,931		$2,696,062
Affiliated issuers	—		94,719	250,971	—		—
Cash denominated in currencies other than U.S. dollars	10		536	—	—	*	22
Cash	57		85	80	132		134
Unrealized appreciation on open forward currency contracts	5,270		496	—	5,061		878
Receivables for:
Sales of investments	826		4,967	4,279	516		214
Sales of fund’s shares	1,683		1,814	3,525	5,994		3,583
Closed forward currency contracts	—		—	—	—		—
Dividends and interest	8,656		2,233	19,329	12,779		8,381
Variation margin on interest rate swaps	—		—	—	—		—
Other	—		—	—	—		107

	5,925,592		4,207,322	23,631,794	9,316,413		2,709,381

Liabilities:
Unrealized depreciation on open forward currency contracts	—		36	—	121		38
Payables for:
Purchases of investments	1,331		2,039	7,615	908		—
Repurchases of fund’s shares	32,487		1,802	55,413	21,451		1,153
Closed forward currency contracts	—		—	—	—		—
Investment advisory services	2,549		2,446	6,417	3,820		1,626
Distribution services	912		619	3,441	1,238		275
Insurance administrative services	—	*	2	2	1		4
Administrative services	49		35	197	77		22
Trustees’ deferred compensation	43		26	448	202		15
Non-U.S. taxes	—		—	—	705		2,970
Variation margin on interest rate swaps	—		—	—	—		—
Other	49		47	62	121		93

	37,420		7,052	73,595	28,644		6,196

Net assets at December 31, 2013	$5,888,172		$4,200,270	$23,558,199	$9,287,769		$2,703,185

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,464,344		$3,032,271	$12,314,484	$7,070,062		$1,939,464
Undistributed (distributions in excess of) net investment income	3,114		(23,219)	33,372	(35,174)		(12,241)
Undistributed (accumulated) net realized gain (loss)	559,294		17,683	949,847	(402,975)		264,161
Net unrealized appreciation	1,861,420		1,173,535	10,260,496	2,655,856		511,801

Net assets at December 31, 2013	$5,888,172		$4,200,270	$23,558,199	$9,287,769		$2,703,185

Investment securities, at cost:
Unaffiliated issuers	$4,053,059		$2,895,583	$13,137,003	$6,640,664		$2,182,143
Affiliated issuers	—		128,519	207,177	—		—
Cash denominated in currencies other than U.S. dollars, at cost	10		536	—	—	*	22

See end of Statements of Assets & Liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

								(dollars and shares in thousands, except per-share amounts)
Blue Chip Income and Growth Fund		Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund		Asset Allocation Fund		Global Balanced Fund		Bond Fund	Global Bond Fund		High- Income Bond Fund

$6,598,563		$2,002,664	$25,062,653	$954,444		$16,539,710		$191,585		$9,745,653	$2,583,541		$1,908,182
—		12,385	—	—		—		—		—	—		—
—		—	—	32		—		—		—	—		—
115		107	61	134		615		85		411	130		1,362
—		58	789	—		—		36		6	1,248		—

9,799		10,797	32,891	1,617		453		2,548		939,236	52,662		255
3,085		480	9,328	141		20,906		27		13,618	5,124		2,182
—		—	—	—		—		—		—	145		—
14,884		7,225	32,144	2,542		42,770		954		67,862	34,363		33,432
—		—	—	—		—		—		310	—		—
—		—	—	—		—		—		—	—		255

6,626,446		2,033,716	25,137,866	958,910		16,604,454		195,235		10,767,096	2,677,213		1,945,668

—		—	177	—		—		59		1,655	4,643		24

44,490		1,526	16,310	3,568		273,022		2,675		1,485,377	81,124		5,954
9,797		2,039	78,525	420		8,431		217		3,857	532		2,733
—		—	—	—		—		5		72	571		—
2,190		1,003	5,600	512		3,802		106		2,883	1,159		757
785		378	3,155	53		1,213		32		1,014	318		228
—	*	— *	1	—	*	—	*	—		1	—	*	—	*
55		17	209	8		136		2		79	22		16
32		12	510	2		148		—	*	61	11		50
—		—	—	25		—		—		—	—		—
—		—	—	—		—		—		—	—		—
1		19	25	15		9		2		12	43		272

57,350		4,994	104,512	4,603		286,761		3,098		1,495,011	88,423		10,034

$6,569,096		$2,028,722	$25,033,354	$954,307		$16,317,693		$192,137		$9,272,085	$2,588,790		$1,935,634

$4,686,909		$1,845,616	$14,742,299	$817,010		$11,272,316		$166,792		$9,222,496	$2,538,299		$1,981,043
27,211		(1,984)	57,175	(3,866)		44,514		(344)		33,731	6,522		16,443
(27,423)		(269,806)	1,190,527	7,224		805,342		1,548		(5,703)	22,556		(126,113)
1,882,399		454,896	9,043,353	133,939		4,195,521		24,141		21,561	21,413		64,261

$6,569,096		$2,028,722	$25,033,354	$954,307		$16,317,693		$192,137		$9,272,085	$2,588,790		$1,935,634

$4,716,168		$1,539,135	$16,020,037	$820,535		$12,344,220		$167,426		$9,722,908	$2,559,120		$1,843,923
—		21,133	—	—		—		—		—	—		—
—		—	—	32		—		—		—	—		—

American Funds Insurance Series

Statements of assets and liabilities at December 31, 2013

	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund		Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$260,717		$3,591,732	$458,421	$27,809		$16,797
Affiliated issuers	—		—	—	—		—
Cash denominated in currencies other than U.S. dollars	—		—	—	—		—
Cash	54		136	104	11		7
Unrealized appreciation on open forward currency contracts	—		—	—	—		—
Receivables for:
Sales of investments	50,321		337,057	—	—		—
Sales of fund’s shares	731		2,688	2,390	1,080		139
Closed forward currency contracts	—		—	—	—		—
Dividends and interest	829		16,480	—	—	*	—	*
Variation margin on interest rate swaps	—		607	—	—		—
Other	—		—	—	—		—

	312,652		3,948,700	460,915	28,900		16,943

Liabilities:
Unrealized depreciation on open forward currency contracts	—		—	—	—		—
Payables for:
Purchases of investments	65,125		547,483	—	890		47
Repurchases of fund’s shares	116		526	644	—	*	—	*
Closed forward currency contracts	—		—	—	—		—
Investment advisory services	87		964	127	4		3
Distribution services	10		387	87	4		2
Insurance administrative services	—		— *	—	9		5
Administrative services	2		29	4	—		—
Trustees’ deferred compensation	—	*	51	20	—	*	—	*
Non-U.S. taxes	—		—	—	—		—
Variation margin on interest rate swaps	24		—	—	—		—
Other	—	*	1	—	—	*	—	*

	65,364		549,441	882	907		57

Net assets at December 31, 2013	$247,288		$3,399,259	$460,033	$27,993		$16,886

Net assets consist of:
Capital paid in on shares of beneficial interest	$250,763		$3,458,308	$460,040	$26,100		$15,980
Undistributed (accumulated) net investment income (loss)	11		6,797	(20)	2		6
Accumulated net realized loss	(2,328)		(20,636)	—	(126)		(243)
Net unrealized (depreciation) appreciation	(1,158)		(45,210)	13	2,017		1,143

Net assets at December 31, 2013	$247,288		$3,399,259	$460,033	$27,993		$16,886

Investment securities, at cost:
Unaffiliated issuers	$262,026		$3,641,153	$458,408	$25,792		$15,654
Affiliated issuers	—		—	—	—		—
Cash denominated in currencies other than U.S. dollars, at cost	—		—	—	—		—

See end of Statements of Assets & Liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)
Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)

$26,241		$24,088		$55,167
—		—		847,930
—		—		—
17		5		399
—		—		—

—		—		—
365		137		11,155
—		—		—
—	*	—	*	—	*
—		—		—
—		—		—

26,623		24,230		914,651

—		—		—
246		58		6,844
—	*	3		—	*
—		—		—
4		3		140
4		3		154
10		8		442
—		—		—
—	*	—	*	—	*
—		—		—
—		—		—
—	*	—	*	1

264		75		7,581

$26,359		$24,155		$907,070

$24,741		$22,332		$852,158
4		3		89
(257)		(177)		(132)
1,871		1,997		54,955

$26,359		$24,155		$907,070

$24,370		$22,091		$55,167
—		—		792,975
—		—		—

American Funds Insurance Series

Statements of assets and liabilities at December 31, 2013

	Global Growth Fund		Global Small Capitalization Fund	Growth Fund		International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$1,507,830		$1,240,824	$7,002,863		$3,324,213	$1,387,588
Shares outstanding	50,078		48,309	89,165		156,636	55,330
Net asset value per share	$30.11		$25.69	$78.54		$21.22	$25.08
Class 2:
Net assets	$4,379,515		$2,955,577	$16,334,531		$5,915,296	$1,307,231
Shares outstanding	146,355		117,035	209,580		279,697	52,538
Net asset value per share	$29.92		$25.25	$77.94		$21.15	$24.88
Class 3:
Net assets				$215,972		$46,129
Shares outstanding				2,747		2,172
Net asset value per share				$78.62		$21.24
Class 4:
Net assets	$827		$3,869	$4,833		$2,131	$8,366
Shares outstanding	28		151	62		101	335
Net asset value per share	$30.07		$25.57	$78.32		$21.16	$24.99

	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund		Managed Risk Growth Fund	Managed Risk International Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$198,280		$1,583,610	$56,949
Shares outstanding	19,380		132,631	5,034
Net asset value per share	$10.23		$11.94	$11.31
Class 2:
Net assets	$49,007		$1,800,816	$395,105
Shares outstanding	4,796		152,265	35,539
Net asset value per share	$10.22		$11.83	$11.12
Class 3:
Net assets			$14,409	$7,978
Shares outstanding			1,205	712
Net asset value per share			$11.96	$11.21
Class 4:
Net assets	$1		$424	$1
Shares outstanding	—	*	36	—	*
Net asset value per share	$10.23		$11.93	$11.30
Class P1:
Net assets						$166	$109
Shares outstanding						15	10
Net asset value per share						$11.43	$10.82
Class P2:
Net assets						$27,827	$16,777
Shares outstanding						2,435	1,551
Net asset value per share						$11.43	$10.82

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

			(dollars and shares in thousands, except per-share amounts)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund	High- Income Bond Fund

$2,814,114	$206,296	$9,856,930	$695,923	$10,515,246	$35,991		$4,506,310	$1,092,964	$855,588
214,457	16,460	194,343	39,816	467,534	3,167		420,020	91,963	76,861
$13.12	$12.53	$50.72	$17.48	$22.49	$11.37		$10.73	$11.88	$11.13

$3,754,876	$1,821,868	$14,979,895	$257,682	$5,759,499	$156,145		$4,762,821	$1,495,815	$1,060,962
288,429	145,665	297,224	14,782	257,941	13,757		448,988	126,706	96,521
$13.02	$12.51	$50.40	$17.43	$22.33	$11.35		$10.61	$11.81	$10.99

		$193,255		$42,452					$18,990
		3,807		1,886					1,702
		$50.77		$22.51					$11.16

$106	$558	$3,274	$702	$496	$1		$2,954	$11	$94
8	45	65	40	22	—	*	276	1	8
$13.12	$12.50	$50.56	$17.45	$22.46	$11.35		$10.69	$11.87	$11.12

Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)

$124	$123	$112,037
11	11	9,388
$11.05	$11.50	$11.93
$26,235	$24,032	$795,033
2,375	2,090	66,648
$11.05	$11.50	$11.93

American Funds Insurance Series

Statements of operations for the year ended December 31, 2013

	Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$96,394		$35,638	$288,623	$173,785	$43,679
Interest	449		467	1,389	1,083	14,246

	96,843		36,105	290,012	174,868	57,925

Fees and expenses[3]:
Investment advisory services	29,493		27,187	73,985	44,541	18,795
Distribution services	10,071		6,983	39,334	14,039	3,301
Insurance administrative services	—	[4]	2	4	2	5
Transfer agent services	1		— [4]	2	1	— [4]
Administrative services	565		388	2,260	901	259
Accounting and administrative services	—		—	—	—	—
Reports to shareholders	240		165	1,070	423	112
Registration statement and prospectus	63		72	349	72	23
Trustees’ compensation	67		45	331	136	30
Auditing and legal	59		45	156	93	41
Custodian	640		828	820	2,312	968
State and local taxes	27		23	78	41	16
Other	9		6	30	13	6

Total fees and expenses before reimbursement/waiver	41,235		35,744	118,419	62,574	23,556
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—		—	—	—	—
Other	—		—	—	—	—

Total reimbursement/waiver of fees and expenses	—		—	—	—	—

Total fees and expenses after reimbursement/waiver	41,235		35,744	118,419	62,574	23,556

Net investment income	55,608		361	171,593	112,294	34,369

Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts, interest rate swaps, futures contracts and currency:
Net realized gain (loss) on:
Investments[2]	923,133		473,896	2,731,845	918,982	265,820
Forward currency contracts	7,558		(817)	—	(11,901)	1,740
Interest rate swaps	—		—	—	—	—
Futures contracts	—		—	—	—	—
Currency transactions	(847)		(376)	(4,522)	(1,811)	(2,489)

	929,844		472,703	2,727,323	905,270	265,071

Net unrealized appreciation (depreciation) on:
Investments	519,485		493,888	3,086,846	748,524	(14,981)
Forward currency contracts	5,270		448	—	8,074	945
Interest rate swaps	—		—	—	—	—
Futures contracts	—		—	—	—	—
Currency translations	136		(21)	97	539	17

	524,891		494,315	3,086,943	757,137	(14,019)

Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts, interest rate swaps, futures contracts and currency	1,454,735		967,018	5,814,266	1,662,407	251,052

Net increase (decrease) in net assets resulting from operations	$1,510,343		$967,379	$5,985,859	$1,774,701	$285,421

See end of Statements of Operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

												(dollars in thousands)
Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund		Asset Allocation Fund		Global Balanced Fund		Bond Fund	Global Bond Fund	High- Income Bond Fund

$159,215		$76,679		$412,197	$26,921		$193,809		$3,279		$202	$37	$587
431		3,311		8,022	1,318		94,603		1,402		211,826	77,586	133,808

159,646		79,990		420,219	28,239		288,412		4,681		212,028	77,623	134,395

23,881		12,017		63,617	5,556		40,668		1,127		32,622	13,959	8,860
8,994		4,566		35,740	607		13,867		343		12,090	3,918	2,754
—	[4]	—	[4]	2	—	[4]	—	[4]	—		2	— [4]	— [4]
—	[4]	—	[4]	2	—	[4]	1		—	[4]	1	— [4]	— [4]
593		202		2,356	86		1,427		17		884	265	191
—		—		—	—		—		—		—	—	—
129		42		1,132	9		951		2		379	61	69
17		9		323	26		155		9		80	52	28
63		24		356	6		173		2		109	31	31
39		21		161	9		97		2		60	18	13
126		259		461	228		242		31		63	470	15
18		11		66	2		35		—	[4]	31	12	9
7		4		31	1		18		5		19	14	9

33,867		17,155		104,247	6,530		57,634		1,538		46,340	18,800	11,979

—		—		—	—		77		—		—	—	—
—		—		—	—		—		—		—	—	—

—		—		—	—		77		—		—	—	—

33,867		17,155		104,247	6,530		57,557		1,538		46,340	18,800	11,979

125,779		62,835		315,972	21,709		230,855		3,143		165,688	58,823	122,416

481,198		267,304		2,959,426	34,867		823,842		4,275		9,921	11,776	15,871
—		—		672	—		—		(357)		—	(42,007)	—
—		—		—	—		—		—		(21)	—	—
—		—		—	—		—		—		—	—	—
—		(35)		(207)	(254)		1,275		(79)		(1,570)	(790)	(765)

481,198		267,269		2,959,891	34,613		825,117		3,839		8,330	(31,021)	15,106

1,061,020		80,651		3,591,352	92,234		1,982,236		13,048		(350,617)	(100,043)	(9,019)
—		58		612	—		—		60		(1,659)	1,929	74
—		—		—	—		—		—		334	—	—
—		—		—	—		—		—		—	—	—
3		55		113	57		27		1		111	11	20

1,061,023		80,764		3,592,077	92,291		1,982,263		13,109		(351,831)	(98,103)	(8,925)

1,542,221		348,033		6,551,968	126,904		2,807,380		16,948		(343,501)	(129,124)	6,181

$1,668,000		$410,868		$6,867,940	$148,613		$3,038,235		$20,091		$(177,813)	$(70,301)	$128,597

American Funds Insurance Series

Statements of operations for the year ended December 31, 2013

	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund[5]		Managed Risk International Fund[5]
Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$—	$—	$—	$186		$183
Interest	1,552	37,071	479	—	[4]	—	[4]

	1,552	37,071	479	186		183

Fees and expenses[3]:
Investment advisory services	860	12,006	1,586	21		15
Distribution services	124	4,757	1,083	12		6
Insurance administrative services	—	— [4]	—	12		6
Transfer agent services	— [4]	— [4]	— [4]	—	[4]	—	[4]
Administrative services	20	364	50	—		—
Accounting and administrative services	—	—	—	34		34
Reports to shareholders	2	126	17	—	[4]	—	[4]
Registration statement and prospectus	10	43	6	1		1
Trustees’ compensation	2	51	10	—	[4]	—	[4]
Auditing and legal	2	24	3	—	[4]	—	[4]
Custodian	1	10	1	8		8
State and local taxes	— [4]	12	2	—		—
Other	2	5	1	—	[4]	—	[4]

Total fees and expenses before reimbursement/waiver	1,023	17,398	2,759	88		70
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	4		3
Other	—	—	—	40		41

Total reimbursement/waiver of fees and expenses	—	—	—	44		44

Total fees and expenses after reimbursement/waiver	1,023	17,398	2,759	44		26

Net investment income (loss)	529	19,673	(2,280)	142		157

Net realized (loss) gain and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency:
Net realized (loss) gain on:
Investments[2]	(1,144)	(10,439)	— [4]	118		4
Forward currency contracts	—	—	—	—		—
Interest rate swaps	(54)	(448)	—	—		—
Futures contracts	—	—	—	(244)		(288)
Currency transactions	—	—	—	—	[4]	4

	(1,198)	(10,887)	— [4]	(126)		(280)

Net unrealized (depreciation) appreciation on:
Investments	(2,544)	(122,702)	(11)	2,017		1,143
Forward currency contracts	—	—	—	—		—
Interest rate swaps	151	4,211	—	—		—
Futures contracts	—	—	—	—		—
Currency translations	—	—	—	—		—

	(2,393)	(118,491)	(11)	2,017		1,143

Net realized (loss) gain and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency	(3,591)	(129,378)	(11)	1,891		863

Net (decrease) increase in net assets resulting from operations	$(3,062)	$(109,705)	$(2,291)	$2,033		$1,020

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.
[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[4]	Amount less than one thousand.
[5]	For the period May 1, 2013, commencement of operations, through December 31, 2013.

See Notes to Financial Statements

		(dollars in thousands)
Managed Risk Blue Chip Income and Growth Fund[5]		Managed Risk Growth- Income Fund[5]		Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)

$393		$243		$10,534
—	[4]	—	[4]	2

393		243		10,536

22		19		847
13		10		725
13		10		838
—	[4]	—	[4]	— [4]
—		—		—
34		34		58
—	[4]	—	[4]	35
1		1		34
—	[4]	—	[4]	1
—	[4]	—	[4]	3
8		8		12
—		—		—
—	[4]	—	[4]	41

91		82		2,594

4		4		169
40		40		83

44		44		252

47		38		2,342

346		205		8,194

25		26		1,005
—		—		—
—		—		—
(282)		(203)		(1,050)
—	[4]	—	[4]	(2)

(257)		(177)		(47)

1,871		1,997		54,945
—		—		—
—		—		—
—		—		—
—		—		—

1,871		1,997		54,945

1,614		1,820		54,898

$1,960		$2,025		$63,092

American Funds Insurance Series

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012
Operations:
Net investment income	$55,608	$60,991	$361	$9,389	$171,593	$219,601
Net realized gain (loss) on investments, forward currency contracts, interest rate swaps, futures contracts and currency transactions	929,844	337,051	472,703	(62,597)	2,727,323	1,768,617
Net unrealized appreciation (depreciation) on investments, forward currency contracts, interest rate swaps, futures contracts and currency translations	524,891	638,745	494,315	637,610	3,086,943	1,983,865

Net increase in net assets resulting from operations	1,510,343	1,036,787	967,379	584,402	5,985,859	3,972,083

Dividends and distributions paid to shareholders:
Dividends from net investment income	(71,780)	(48,274)	(33,337)	(49,282)	(221,528)	(199,835)
Distributions from net realized gain on investments	—	—	—	—	—	—

Total dividends and distributions paid to shareholders	(71,780)	(48,274)	(33,337)	(49,282)	(221,528)	(199,835)

Net capital share transactions	(739,453)	(611,848)	(355,428)	(158,152)	(4,421,762)	(5,872,611)

Total increase (decrease) in net assets	699,110	376,665	578,614	376,968	1,342,569	(2,100,363)
Net assets:
Beginning of period	5,189,062	4,812,397	3,621,656	3,244,688	22,215,630	24,315,993

End of period	$5,888,172	$5,189,062	$4,200,270	$3,621,656	$23,558,199	$22,215,630

Undistributed (distributions in excess of) net investment income	$3,114	$2,832	$(23,219)	$(28,275)	$33,372	$87,829

	International Growth and Income Fund		Asset Allocation Fund		Global Balanced Fund
	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012
Operations:
Net investment income	$21,709	$7,402	$230,855	$239,938	$3,143	$2,361
Net realized gain (loss) on investments, forward currency contracts, interest rate swaps, futures contracts and currency transactions	34,613	(373)	825,117	656,984	3,839	(1,432)
Net unrealized appreciation (depreciation) on investments, forward currency contracts, interest rate swaps, futures contracts and currency translations	92,291	35,077	1,982,263	895,540	13,109	13,693

Net increase (decrease) in net assets resulting from operations	148,613	42,106	3,038,235	1,792,462	20,091	14,622

Dividends and distributions paid to shareholders:
Dividends from net investment income	(23,927)	(9,411)	(240,318)	(249,622)	(2,640)	(2,397)
Distributions from net realized gain on investments	(14,821)	—	—	—	(1,389)	—

Total dividends and distributions paid to shareholders	(38,748)	(9,411)	(240,318)	(249,622)	(4,029)	(2,397)

Net capital share transactions	416,512	161,657	1,058,137	(201,839)	24,936	39,124

Total increase (decrease) in net assets	526,377	194,352	3,856,054	1,341,001	40,998	51,349
Net assets:
Beginning of period	427,930	233,578	12,461,639	11,120,638	151,139	99,790

End of period	$954,307	$427,930	$16,317,693	$12,461,639	$192,137	$151,139

(Distributions in excess of) undistributed net investment income	$(3,866)	$(2,255)	$44,514	$49,224	$(344)	$(252)

See Notes to Financial Statements

American Funds Insurance Series

								(dollars in thousands)
International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012

$112,294	$149,039	$34,369	$32,854	$125,779	$104,754	$62,835	$47,025	$315,972	$391,678

905,270	(91,519)	265,071	71,498	481,198	184,482	267,269	43,123	2,959,891	1,608,151

757,137	1,429,972	(14,019)	284,578	1,061,023	312,798	80,764	237,050	3,592,077	1,854,608

1,774,701	1,487,492	285,421	388,930	1,668,000	602,034	410,868	327,198	6,867,940	3,854,437

(126,296)	(139,135)	(38,680)	(26,969)	(121,475)	(97,174)	(63,217)	(49,855)	(330,882)	(395,890)

—	—	(11,688)	—	—	—	—	—	—	—

(126,296)	(139,135)	(50,368)	(26,969)	(121,475)	(97,174)	(63,217)	(49,855)	(330,882)	(395,890)

(1,488,019)	(787,982)	(49,848)	(19,977)	283,296	(97,654)	(335,904)	(260,359)	(4,856,235)	(3,009,039)

160,386	560,375	185,205	341,984	1,829,821	407,206	11,747	16,984	1,680,823	449,508

9,127,383	8,567,008	2,517,980	2,175,996	4,739,275	4,332,069	2,016,975	1,999,991	23,352,531	22,903,023

$9,287,769	$9,127,383	$2,703,185	$2,517,980	$6,569,096	$4,739,275	$2,028,722	$2,016,975	$25,033,354	$23,352,531

$(35,174)	$(23,909)	$(12,241)	$(8,688)	$27,211	$22,907	$(1,984)	$(1,578)	$57,175	$71,481

Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund
Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012

$165,688	$188,838	$58,823	$51,954	$122,416	$140,823	$529	$1	$19,673	$23,825

8,330	231,222	(31,021)	23,525	15,106	1,805	(1,198)	2,018	(10,887)	115,324

(351,831)	62,276	(98,103)	68,532	(8,925)	111,169	(2,393)	581	(118,491)	(60,103)

(177,813)	482,336	(70,301)	144,011	128,597	253,797	(3,062)	2,600	(109,705)	79,046

(176,180)	(231,875)	—	(55,524)	(127,001)	(143,258)	(1,659)	(703)	(27,711)	(43,222)

(97,344)	—	(32,698)	(21,416)	—	—	(345)	(1,250)	(98,424)	(110,100)

(273,524)	(231,875)	(32,698)	(76,940)	(127,001)	(143,258)	(2,004)	(1,953)	(126,135)	(153,322)

762,587	(627,799)	69,173	297,923	(115,679)	67,425	116,261	58,891	(189,164)	87,854

311,250	(377,338)	(33,826)	364,994	(114,083)	177,964	111,195	59,538	(425,004)	13,578

8,960,835	9,338,173	2,622,616	2,257,622	2,049,717	1,871,753	136,093	76,555	3,824,263	3,810,685

$9,272,085	$8,960,835	$2,588,790	$2,622,616	$1,935,634	$2,049,717	$247,288	$136,093	$3,399,259	$3,824,263

$33,731	$33,380	$6,522	$1,823	$16,443	$19,941	$11	$33	$6,797	$5,925

American Funds Insurance Series

Statements of changes in net assets

	Cash Management Fund		Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund
	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013[1]	Year ended December 31, 2013[1]	Year ended December 31, 2013[1]	Year ended December 31, 2013[1]
Operations:
Net investment (loss) income	$(2,280)	$(2,432)	$142	$157	$346	$205
Net realized gain (loss) on investments, forward currency contracts, interest rate swaps, futures contracts and currency transactions	— [3]	— [3]	(126)	(280)	(257)	(177)
Net unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency translations	(11)	17	2,017	1,143	1,871	1,997

Net (decrease) increase in net assets resulting from operations	(2,291)	(2,415)	2,033	1,020	1,960	2,025

Dividends and distributions paid to shareholders:
Dividends from net investment income	—	—	(140)	(114)	(342)	(202)
Distributions from net realized gain on investments	—	—	—	—	—	—

Total dividends and distributions paid to shareholders	—	—	(140)	(114)	(342)	(202)

Net capital share transactions	(73,782)	(78,336)	26,100	15,980	24,741	22,332

Total (decrease) increase in net assets	(76,073)	(80,751)	27,993	16,886	26,359	24,155
Net assets:
Beginning of period	536,106	616,857	—	—	—	—

End of period	$460,033	$536,106	$27,993	$16,886	$26,359	$24,155

(Distributions in excess of) undistributed net investment income	$(20)	$(16)	$2	$6	$4	$3

[1]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[2]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[3]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)
Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)
Year ended December 31, 2013	Year ended December 31, 2012[2]

$8,194	$320

(47)	(42)

54,945	10

63,092	288

(8,151)	(317)

—	—

(8,151)	(317)

817,857	34,301

872,798	34,272

34,272	—

$907,070	$34,272

$89	$3

American Funds Insurance Series

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 22 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the investment adviser to the series. Milliman Financial Risk Management LLC (“Milliman”) is the sub-adviser for the risk management strategy for five of the funds (the “managed risk funds”).

The managed risk funds are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund). The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2014; however, the series reserves the right to delay the implementation.

The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities in the U.S. and around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

American Funds Insurance Series

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to provide long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund’s financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

American Funds Insurance Series

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2013 (dollars in thousands):

American Funds Insurance Series

Global Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$1,455,339	$—	$1,335	$1,456,674
Information technology	1,002,201	—	—	1,002,201
Health care	845,288	—	—	845,288
Financials	825,977	—	—	825,977
Industrials	438,470	—	—	438,470
Consumer staples	340,464	—	—	340,464
Materials	258,378	—	—	258,378
Telecommunication services	198,019	—	—	198,019
Energy	191,316	—	—	191,316
Utilities	28,404	—	—	28,404
Miscellaneous	80,469	—	—	80,469
Bonds, notes & other debt instruments	—	33,166	—	33,166
Short-term securities	—	210,264	—	210,264

Total	$5,664,325	$243,430	$1,335	$5,909,090

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$5,270	$—	$5,270

*	Securities with a value of $2,131,726,000, which represented 36.20% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$965,081	$—	$69	$965,150
Health care	590,728	7,920	—	598,648
Industrials	466,731	—	—	466,731
Information technology	393,318	—	71	393,389
Financials	365,990	—	1,336	367,326
Materials	229,224	—	1,212	230,436
Energy	227,020	1,745	—	228,765
Utilities	173,272	—	—	173,272
Consumer staples	134,940	—	—	134,940
Telecommunication services	18,509	—	—	18,509
Miscellaneous	206,006	—	—	206,006
Convertible securities	—	1,704	9,412	11,116
Bonds, notes & other debt instruments	—	13,351	—	13,351
Short-term securities	—	389,552	—	389,552

Total	$3,770,819	$414,272	$12,100	$4,197,191

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$496	$—	$496
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(36)	—	(36)

Total	$—	$460	$—	$460

*	Securities with a value of $1,353,625,000, which represented 32.23% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$5,089,184	$—	$—	$5,089,184
Financials	3,794,791	—	31,151	3,825,942
Information technology	3,643,367	—	—	3,643,367
Health care	3,121,357	14,926	—	3,136,283
Energy	2,240,750	24,024	33,020	2,297,794
Industrials	2,225,633	—	—	2,225,633
Consumer staples	1,284,538	—	—	1,284,538
Other	1,357,974	1,741	—	1,359,715
Miscellaneous	78,796	—	—	78,796
Rights & warrants	16,599	—	—	16,599
Short-term securities	—	646,730	—	646,730

Total	$22,852,989	$687,421	$64,171	$23,604,581

*	Securities with a value of $2,082,106,000, which represented 8.84% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,675,962	$—	$—	$1,675,962
Consumer discretionary	1,434,209	—	6,802	1,441,011
Health care	1,229,202	25,873	—	1,255,075
Information technology	1,225,057	—	—	1,225,057
Industrials	1,176,814	—	—	1,176,814
Consumer staples	557,382	—	—	557,382
Telecommunication services	526,510	—	—	526,510
Materials	393,739	5,762	—	399,501
Utilities	213,956	—	—	213,956
Energy	213,075	—	—	213,075
Miscellaneous	217,290	—	—	217,290
Bonds, notes & other debt instruments	—	94,328	—	94,328
Short-term securities	—	295,970	—	295,970

Total	$8,863,196	$421,933	$6,802	$9,291,931

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$5,061	$—	$5,061
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(121)	—	(121)

Total	$—	$4,940	$—	$4,940

*	Securities with a value of $7,488,132,000, which represented 80.62% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

New World Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$432,343	$—	$—	$432,343
Consumer discretionary	379,367	—	—	379,367
Financials	279,749	—	34	279,783
Consumer staples	247,148	—	—	247,148
Energy	237,605	1,786	—	239,391
Health care	206,438	—	—	206,438
Industrials	195,140	—	—	195,140
Materials	88,869	—	—	88,869
Telecommunication services	80,789	—	—	80,789
Utilities	33,936	—	—	33,936
Miscellaneous	129,023	—	—	129,023
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	19,610	—	19,610
Other bonds & notes	—	206,889	—	206,889
Short-term securities	—	157,336	—	157,336

Total	$2,310,407	$385,621	$34	$2,696,062

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$878	$—	$878
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(38)	—	(38)

Total	$—	$840	$—	$840

*	Securities with a value of $1,083,684,000, which represented 40.09% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,274,592	$—	$—	$1,274,592
Information technology	1,037,950	—	—	1,037,950
Industrials	836,637	—	—	836,637
Consumer staples	711,557	—	—	711,557
Telecommunication services	654,638	—	—	654,638
Consumer discretionary	443,365	—	—	443,365
Energy	368,393	—	—	368,393
Utilities	360,658	—	—	360,658
Financials	318,569	—	—	318,569
Materials	147,729	—	—	147,729
Miscellaneous	94,118	—	—	94,118
Short-term securities	—	350,357	—	350,357

Total	$6,248,206	$350,357	$—	$6,598,563

American Funds Insurance Series

Global Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$438,106	$—	$702	$438,808
Consumer discretionary	309,130	—	—	309,130
Industrials	230,420	—	—	230,420
Information technology	212,282	—	—	212,282
Health care	165,899	—	—	165,899
Telecommunication services	125,832	—	—	125,832
Consumer staples	121,784	—	—	121,784
Materials	111,982	—	—	111,982
Utilities	106,910	—	—	106,910
Energy	85,975	—	—	85,975
Miscellaneous	17,334	—	—	17,334
Convertible securities	—	11,242	465	11,707
Bonds, notes & other debt instruments	—	9,989	—	9,989
Short-term securities	—	66,997	—	66,997

Total	$1,925,654	$88,228	$1,167	$2,015,049

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$58	$—	$58

*	Securities with a value of $588,804,000, which represented 29.02% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth-Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$4,278,104	$—	$—	$4,278,104
Information technology	3,772,774	—	—	3,772,774
Consumer discretionary	3,468,412	—	—	3,468,412
Industrials	2,657,753	—	—	2,657,753
Energy	2,229,277	—	—	2,229,277
Materials	1,858,266	—	—	1,858,266
Financials	1,710,571	—	—	1,710,571
Consumer staples	1,597,425	—	—	1,597,425
Telecommunication services	601,513	—	—	601,513
Utilities	157,689	—	—	157,689
Miscellaneous	964,035	—	—	964,035
Rights & warrants	4,527	—	—	4,527
Convertible securities	—	117,373	—	117,373
Bonds, notes & other debt instruments	—	67,195	—	67,195
Short-term securities	—	1,577,739	—	1,577,739

Total	$23,300,346	$1,762,307	$—	$25,062,653

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$789	$—	$789
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(177)	—	(177)

Total	$—	$612	$—	$612

*	Securities with a value of $1,266,008,000, which represented 5.06% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

International Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$203,092	$—	$—	$203,092
Consumer discretionary	165,133	—	—	165,133
Health care	95,148	—	—	95,148
Consumer staples	89,071	—	—	89,071
Industrials	88,761	—	—	88,761
Utilities	76,778	—	—	76,778
Telecommunication services	59,906	—	—	59,906
Energy	33,636	—	—	33,636
Information technology	33,530	—	—	33,530
Materials	26,951	—	—	26,951
Miscellaneous	3,119	—	—	3,119
Convertible securities	—	3,092	—	3,092
Bonds, notes & other debt instruments	—	7,343	—	7,343
Short-term securities	—	68,884	—	68,884

Total	$875,125	$79,319	$—	$954,444

*	Securities with a value of $569,737,000, which represented 59.70% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$2,019,437	$111	$438	$2,019,986
Financials	1,886,717	—	—	1,886,717
Industrials	1,347,609	—	27,633	1,375,242
Health care	1,328,714	—	—	1,328,714
Energy	1,305,028	—	—	1,305,028
Information technology	1,260,098	—	—	1,260,098
Materials	801,819	—	2,219	804,038
Consumer staples	687,042	—	—	687,042
Other	341,053	—	—	341,053
Miscellaneous	319,366	—	3,289	322,655
Rights & warrants	822	—	—	822
Convertible securities	—	—	18,043	18,043
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	1,240,718	—	1,240,718
Corporate bonds & notes	—	1,187,984	10,066	1,198,050
Mortgage-backed obligations	—	772,335	—	772,335
Federal agency bonds & notes	—	153,444	—	153,444
Other bonds & notes	—	8,074	—	8,074
Short-term securities	—	1,817,651	—	1,817,651

Total	$11,297,705	$5,180,317	$61,688	$16,539,710

*	Securities with a value of $374,598,000, which represented 2.30% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

American Funds Insurance Series

Global Balanced Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$21,283	$—	$—	$21,283
Industrials	18,796	—	—	18,796
Information technology	16,960	—	—	16,960
Consumer staples	16,559	—	—	16,559
Health care	14,608	—	—	14,608
Consumer discretionary	14,498	—	—	14,498
Energy	8,985	—	—	8,985
Materials	7,415	547	—	7,962
Telecommunication services	6,037	—	—	6,037
Utilities	2,198	—	—	2,198
Preferred securities	—	151	—	151
Convertible securities	—	1,015	—	1,015
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	27,705	—	27,705
Corporate bonds & notes	—	15,613	—	15,613
U.S. Treasury bonds & notes	—	9,380	—	9,380
Mortgage-backed obligations	—	4,036	—	4,036
Short-term securities	—	5,799	—	5,799

Total	$127,339	$64,246	$—	$191,585

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$36	$—	$36
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(59)	—	(59)

Total	$—	$(23)	$—	$(23)

*	Securities with a value of $42,127,000, which represented 21.93% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$2,853,178	$—	$2,853,178
Corporate bonds & notes	—	2,850,835	—	2,850,835
Mortgage-backed obligations	—	1,946,122	—	1,946,122
Bonds & notes of governments & government agencies outside the U.S.	—	417,268	—	417,268
Federal agency bonds & notes	—	239,153	—	239,153
Other bonds & notes	—	101,913	—	101,913
Convertible securities	—	1,473	—	1,473
Preferred securities	2,640	7,245	—	9,885
Common stocks	5	—	5,452	5,457
Short-term securities	—	1,320,369	—	1,320,369

Total	$2,645	$9,737,556	$5,452	$9,745,653

American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$6	$—	$6
Unrealized appreciation on interest rate swaps	—	334	—	334
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,655)	—	(1,655)

Total	$—	$(1,315)	$—	$(1,315)

*	Forward currency contracts are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$584,475	$—	$584,475
Japanese yen	—	148,162	—	148,162
Polish zloty	—	101,766	—	101,766
Mexican pesos	—	99,955	—	99,955
British pounds	—	80,792	—	80,792
Swedish kronor	—	40,462	—	40,462
Norwegian kroner	—	37,858	—	37,858
Hungarian forints	—	33,741	—	33,741
South Korean won	—	29,733	—	29,733
Brazilian reais	—	19,869	—	19,869
U.S. dollars	—	1,091,168	—	1,091,168
Other currencies	—	113,679	—	113,679
Convertible securities	—	—	597	597
Preferred securities	1,505	1,269	—	2,774
Common stocks	—	—	1,230	1,230
Short-term securities	—	197,280	—	197,280

Total	$1,505	$2,580,209	$1,827	$2,583,541

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,248	$—	$1,248
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(4,643)	—	(4,643)

Total	$—	$(3,395)	$—	$(3,395)

*	Forward currency contracts are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,709,473	$12,488	$1,721,961
Other bonds & notes	—	16,063	—	16,063
Convertible securities	3,363	4,436	10,805	18,604
Preferred securities	5,458	9,675	—	15,133
Common stocks	5,425	167	34,360	39,952
Rights & warrants	286	—	—	286
Short-term securities	—	96,183	—	96,183

Total	$14,532	$1,835,997	$57,653	$1,908,182

American Funds Insurance Series

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(24)	$—	$(24)

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the 12 months ended December 31, 2013 (dollars in thousands):

	Beginning value at 1/1/2013	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized appreciation[3]	Transfers out of Level 3[2]	Ending value at 12/31/2013
Investment securities	$3,779	$33,093	$94,412	$(58,805)	$(57)	$772	$(15,541)	$57,653
Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2013:								$(2,230)

[1]	Forward currency contracts are not included in the investment portfolio.
[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

Unobservable inputs — The following table provides additional information used by the fund’s investment adviser to fair value securities with significant unobservable inputs.

	Value at 12/31/2013	Valuation technique(s)	Unobservable input(s)	Range	Impact to valuation from an increase in input[4]
Bonds, notes & other debt instruments	$12,488	Recent acquisition price	N/A	N/A	N/A

Convertible securities	10,805	Blend of market quote and market comparable companies	EV/EBITDA multiple	11.80x-12.91x	Increase
			EV/EBITDA multiple	6.13x-10.93x	Increase
		Market compatible companies	EV (EBITDA-CAPEX) multiple	13x-15x	Increase
			DLOM	23%-25%	Decrease
Common stocks	34,360

		Blend of market quote and market comparable companies	EV/EBITDA multiple	4.36x-12.91x	Increase
			DLOM	17.18%-23.01%	Decrease

		Expected merger proceeds	N/A	N/A	N/A
$57,653

[4]

This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

CAPEX = Capital expenditure

EV = Enterprise value

EBITDA = Earnings before interest, taxes, depreciation and amortization

DLOM = Discount for lack of marketability

Mortgage Fund

At December 31, 2013, all of the fund’s investments were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At December 31, 2013, all of the fund’s investments were classified as Level 2.

American Funds Insurance Series

Cash Management Fund

At December 31, 2013, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund

At December 31, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk International Fund

At December 31, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At December 31, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2013, all of the fund’s investment securities were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

American Funds Insurance Series

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds, or bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, a fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce a fund’s cash for potential reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The values and liquidity of the securities held by a fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

American Funds Insurance Series

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Management — The managed risk funds are subject to the risk that the methods employed by the sub-adviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the risk management strategy may not effectively protect the managed risk funds from market declines and will limit the managed risk funds’ participation in market gains. The use of the risk management strategy could cause a managed risk fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Some of the funds have entered into certain investment transactions and contracts as further described.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

American Funds Insurance Series

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Unfunded commitments — One of the funds has participated in transactions that involve unfunded commitments, which may obligate the fund to lend additional sums based upon the terms of the loan agreement. As of December 31, 2013, the maximum exposure of unfunded loan commitments for High-Income Bond Fund was $262,000, which would represent 0.01% of the net assets of the fund should such commitments become due.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of December 31, 2013, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Growth and Income Fund, Growth-Income Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase and/or sell currencies.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of December 31, 2013, Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin

American Funds Insurance Series

required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives “variation margin” based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund did not hold any futures contracts as of December 31, 2013.

The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps and/or futures contracts as of December 31, 2013 (dollars in thousands):

		Global Growth Fund	Global Small Capitalization Fund	International Fund	New World Fund	Global Growth and Income Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$5,270	$496	$5,061	$878	$58
Forward currency	Receivables for closed forward currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—

		$5,270	$496	$5,061	$878	$58

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$36	$121	$38	$—
Forward currency	Payables for closed forward currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—

		$—	$36	$121	$38	$—

Net realized gain (loss)	Location on statements of operations
Forward currency	Net realized gain (loss) on forward currency contracts	$7,558	$(817)	$(11,901)	$1,740	$—
Interest rate swaps	Net realized loss on interest rate swaps	—	—	—	—	—
Futures contracts	Net realized loss on futures contracts	—	—	—	—	—

		$7,558	$(817)	$(11,901)	$1,740	$—

Net unrealized appreciation	Location on statements of operations
Forward currency	Net unrealized appreciation on forward currency contracts	$5,270	$448	$8,074	$945	$58
Interest rate swaps	Net unrealized appreciation on interest rate swaps	—	—	—	—	—

		$5,270	$448	$8,074	$945	$58

American Funds Insurance Series

		Growth- Income Fund	Global Balanced Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$789	$36	$6	$1,248	$—
Forward currency	Receivables for closed forward currency contracts	—	—	—	145	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	310	—	—

		$789	$36	$316	$1,393	$—

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$177	$59	$1,655	$4,643	$24
Forward currency	Payables for closed forward currency contracts	—	5	72	571	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—

		$177	$64	$1,727	$5,214	$24

Net realized gain (loss)	Location on statements of operations
Forward currency	Net realized gain (loss) on forward currency contracts	$672	$(357)	$—	$(42,007)	$—
Interest rate swaps	Net realized loss on interest rate swaps	—	—	(21)	—	—
Futures contracts	Net realized loss on futures contracts	—	—	—	—	—

		$672	$(357)	$(21)	$(42,007)	$—

Net unrealized appreciation (depreciation)	Location on statements of operations
Forward currency	Net unrealized appreciation (depreciation) on forward currency contracts	$612	$60	$(1,659)	$1,929	$74
Interest rate swaps	Net unrealized appreciation on interest rate swaps	—	—	334	—	—

		$612	$60	$(1,325)	$1,929	$74

American Funds Insurance Series

		Mortgage Fund	U.S. Government/AAA- Rated Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—	$—	$—
Forward currency	Receivables for closed forward currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	607	—	—	—

		$—	$607	$—	$—	$—

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—	$—	$—
Forward currency	Payables for closed forward currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	24	—	—	—	—

		$24	$—	$—	$—	$—

Net realized gain (loss)	Location on statements of operations
Forward currency	Net realized gain on forward currency contracts	$—	$—	$—	$—	$—
Interest rate swaps	Net realized loss on interest rate swaps	(54)	(448)	—	—	—
Futures contracts	Net realized loss on futures contracts	—	—	(244)	(288)	(282)

		$(54)	$(448)	$(244)	$(288)	$(282)

Net unrealized appreciation (depreciation)	Location on statements of operations
Forward currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—	$—	$—
Interest rate swaps	Net unrealized appreciation on interest rate swaps	151	4,211	—	—	—

		$151	$4,211	$—	$—	$—

American Funds Insurance Series

		Managed Risk Growth-Income Fund	Managed Risk Asset Allocation Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$—	$—
Forward currency	Receivables for closed forward currency contracts	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—

		$—	$—

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$—
Forward currency	Payables for closed forward currency contracts	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—

		$—	$—

Net realized gain (loss)	Location on statements of operations
Forward currency	Net realized gain on forward currency contracts	$—	$—
Interest rate swaps	Net realized loss on interest rate swaps	—	—
Futures contracts	Net realized loss on futures contracts	(203)	(1,050)

		$(203)	$(1,050)

Net unrealized appreciation (depreciation)	Location on statements of operations
Forward currency	Net unrealized appreciation on forward currency contracts	$—	$—
Interest rate swaps	Net unrealized appreciation on interest rate swaps	—	—

		$—	$—

Collateral — Funds that invest in forward currency contracts, interest rate swaps and/or futures contracts have entered into a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party to the forward currency contract cannot meet its contractual obligations. For interest rate swaps and future contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract.

American Funds Insurance Series

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty, are settled net of each party’s payment obligation. For financial reporting purposes, financial assets and financial liabilities that are subject to netting arrangements are not offset in the funds’ statements of assets and liabilities. The following tables present each fund’s forward currency contracts by counterparty, including those that are subject to potential offset on the statements of assets and liabilities as of December 31, 2013 (dollars in thousands):

Global Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$2,838	$—	$(2,602)	$—	$236
Bank of New York Mellon	1,646	—	(1,487)	—	159
Citibank	786	—	(655)	—	131

	$5,270	$—	$(4,744)	$—	$526

International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$4,696	$—	$(4,531)	$—	$165
Bank of America, N.A.	76	—	—	—	76
Citibank	102	—	—	—	102
HSBC Bank	187	—	(30)	—	157

	$5,061	$—	$(4,561)	$—	$500

Liabilities:
UBS AG	$121	$—	$—	$—	$121

See end of rights of offset tables for footnotes.

American Funds Insurance Series

New World Fund

			Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$74		$—	$—	$—	$74
Citibank	7		(7)	—	—	—
HSBC Bank	696		—	(689)	—	7
JPMorgan Chase	36		—	—	—	36
UBS AG	65		—	—	—	65

	$878		$(7)	$(689)	$—	$182

Liabilities:
Bank of America, N.A.	$17		$—	$—	$—	$17
Bank of New York Mellon	—	†	—	—	—	—	†
Citibank	21		(7)	—	—	14

	$38		$(7)	$—	$—	$31

Global Balanced Fund

			Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$22		$(18)	$—	$—	$4
Citibank	7		(7)	—	—	—
Credit Suisse AG	1		—	—	—	1
HSBC Bank	6		(1)	—	—	5

	$36		$(26)	$—	$—	$10

Liabilities:
Bank of America, N.A.	$18		$(18)	$—	$—	$—
Bank of New York Mellon	—	†	—	—	—	—	†
Citibank	30		(7)	—	—	23
HSBC Bank	1		(1)	—	—	—
UBS AG	15		—	—	—	15

	$64		$(26)	$—	$—	$38

American Funds Insurance Series

Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$6	$(6)	$—	$—	$—
Liabilities:
Bank of America, N.A.	$72	$—	$—	$—	$72
Bank of New York Mellon	7	—	—	—	7
Citibank	543	(6)	(438)	—	99
JPMorgan Chase	1,105	—	(895)	—	210

	$1,727	$(6)	$(1,333)	$—	$388

Global Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$621	$(621)	$—	$—	$—
Bank of New York Mellon	167	(167)	—	—	—
Barclays Bank PLC	12	—	—	—	12
Citibank	98	(98)	—	—	—
HSBC Bank	57	(57)	—	—	—
JPMorgan Chase	145	(145)	—	—	—
UBS AG	293	(293)	—	—	—

	$1,393	$(1,381)	$—	$—	$12

Liabilities:
Bank of America, N.A.	$667	$(621)	$—	$—	$46
Bank of New York Mellon	710	(167)	(380)	—	163
Citibank	742	(98)	(616)	—	28
Credit Suisse AG	13	—	—	—	13
HSBC Bank	370	(57)	—	—	313
JPMorgan Chase	544	(145)	(280)	—	119
UBS AG	2,168	(293)	(1,635)	—	240

	$5,214	$(1,381)	$(2,911)	$—	$922

*	Non-cash collateral is shown on a settlement basis.
†	Amount less than one thousand.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

American Funds Insurance Series

As of and during the period ended December 31, 2013, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2010. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2009. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund and New World Fund for tax years before 2006; Global Growth and Income Fund for tax years before 2007; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables on the following pages, some of the funds had capital loss carryforwards available at December 31, 2013. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

American Funds Insurance Series

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
As of December 31, 2013:
Undistributed ordinary income	$20,842	$—	$39,391	$5,567	$10,239	$27,244
Undistributed long-term capital gain	559,294	18,718	1,119,339	—	257,909	—
Capital loss carryforward:
Expiring 2017	—	—	—	(301,746)	—	(24,747)
Expiring 2018	—	—	—	(84,504)	—	—

	$—	$—	$—	$(386,250)	$—	$(24,747)

Capital loss carryforwards utilized	$353,831	$433,591	$1,595,427	$900,664	$—	$474,020

Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	$16,454	$15,554	$(4,522)	$2,737	$758	$—
Reclassification to distributions in excess of net investment income from capital paid in on shares of beneficial interest	—	22,478	—	—	—	—

Gross unrealized appreciation on investment securities	$1,933,868	$1,462,100	$10,265,826	$2,890,916	$642,116	$1,946,845
Gross unrealized depreciation on investment securities	(90,252)	(312,780)	(180,489)	(291,974)	(143,578)	(67,126)

Net unrealized appreciation on investment securities	$1,843,616	$1,149,320	$10,085,337	$2,598,942	$498,538	$1,879,719

Cost of investment securities	$4,065,474	$3,047,871	$13,519,244	$6,692,989	$2,197,524	$4,718,844

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund	Bond Fund
As of December 31, 2013:
Undistributed ordinary income	$9,315	$66,475	$—	$112,411	$70	$32,510
Late year ordinary loss deferral*	—	—	(484)	—	—	—
Undistributed long-term capital gain	—	1,199,030	9,645	741,534	1,690	2,533
Post-October capital loss deferral*	—	—	(2,420)	—	—	—
Capital loss carryforward:
Expiring 2017	(273,401)	—	—	—	—	—
Expiring 2018	(297)	—	—	—	—	—

	$(273,698)	$—	$—	$—	$—	$—

Capital loss carryforwards utilized	$241,602	$1,762,761	$11,961	$11,934	$1,359	$—

Reclassification (from) to distributions in excess of/undistributed net investment income (to) from accumulated net realized loss/undistributed net realized gain	$(24)	$604	$607	$4,753	$(595)	$10,843

Gross unrealized appreciation on investment securities	$509,146	$9,343,346	$150,343	$4,343,902	$27,220	$156,342
Gross unrealized depreciation on investment securities	(61,704)	(317,793)	(19,815)	(152,353)	(3,641)	(142,275)

Net unrealized appreciation on investment securities	$447,442	$9,025,553	$130,528	$4,191,549	$23,579	$14,067

Cost of investment securities	$1,567,607	$16,037,100	$823,916	$12,348,161	$168,006	$9,731,586

American Funds Insurance Series

	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
As of December 31, 2013:
Undistributed ordinary income	$4,548	$19,230	$21	$7,043	$—
Undistributed long-term capital gain	22,985	—	—	—	—
Capital loss carryforward:
No expiration	—	—	(2,303)	(18,389)	—
Expiring 2017	—	(77,683)	—	—	—

	$—	$(77,683)	$(2,303)	$(18,389)	$—

Capital loss carryforwards utilized	$—	$45,225	$—	$—	$— †

Reclassification (from) to undistributed/distributions in excess of net investment income (to) from undistributed net realized gain/accumulated net realized loss	$(54,124)	$1,087	$1,108	$8,910	$—
Reclassification to accumulated net investment loss from capital paid in on shares of beneficial interest	—	—	—	—	2,276

Gross unrealized appreciation on investment securities	$75,740	$97,659	$1,675	$11,661	$14
Gross unrealized depreciation on investment securities	(53,177)	(84,421)	(3,018)	(63,523)	(1)

Net unrealized appreciation (depreciation) on investment securities	$22,563	$13,238	$(1,343)	$(51,862)	$13

Cost of investment securities	$2,560,978	$1,894,944	$262,060	$3,643,594	$458,408

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2013:
Undistributed ordinary income	$2	$6	$4	$3	$89
Capital loss carryforward:
No expiration	(126)	(239)	(257)	(178)	(131)

Reclassification (from) to undistributed net investment income (to) from accumulated net realized loss	$— †	$(37)	$— †	$— †	$43

Gross unrealized appreciation on investment securities	$2,017	$1,139	$1,871	$1,997	$54,954
Gross unrealized depreciation on investment securities	—	—	—	—	—

Net unrealized appreciation on investment securities	$2,017	$1,139	$1,871	$1,997	$54,954

Cost of investment securities	$25,792	$15,658	$24,370	$22,091	$848,143

*	These deferrals are considered incurred in the subsequent year.
†	Amount less than one thousand.

American Funds Insurance Series

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$21,540	—	$21,540	$16,161		—	$16,161
Class 2	50,234	—	50,234	32,113		—	32,113
Class 4	6	—	6	—	[1,2]	—	—	[1,2]

Total	$71,780	—	$71,780	$48,274		—	$48,274

Global Small Capitalization Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$9,160	—	$9,160	$14,672		—	$14,672
Class 2	24,174	—	24,174	34,610		—	34,610
Class 4	3	—	3	—	[1,2]	—	—	[1,2]

Total	$33,337	—	$33,337	$49,282		—	$49,282

Growth Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$77,038	—	$77,038	$75,334		—	$75,334
Class 2	142,471	—	142,471	122,858		—	122,858
Class 3	1,987	—	1,987	1,643		—	1,643
Class 4	32	—	32	—	[1,2]	—	—	[1,2]

Total	$221,528	—	$221,528	$199,835		—	$199,835

International Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$50,434	—	$50,434	$60,357		—	$60,357
Class 2	75,225	—	75,225	78,128		—	78,128
Class 3	614	—	614	650		—	650
Class 4	23	—	23	—	[1,2]	—	—	[1,2]

Total	$126,296	—	$126,296	$139,135		—	$139,135

New World Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$21,178	$5,690	$26,868	$13,526		—	$13,526
Class 2	17,409	5,994	23,403	13,443		—	13,443
Class 4	93	4	97	—	[1,2]	—	—	[1,2]

Total	$38,680	$11,688	$50,368	$26,969		—	$26,969

See end of distributions tables for footnotes.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$54,555	—	$54,555	$29,511		—	$29,511
Class 2	66,918	—	66,918	67,663		—	67,663
Class 4	2	—	2	—	[1,2]	—	—	[1,2]

Total	$121,475	—	$121,475	$97,174		—	$97,174

Global Growth and Income Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$6,810	—	$6,810	$4,745		—	$4,745
Class 2	56,388	—	56,388	45,110		—	45,110
Class 4	19	—	19	—	[1,2]	—	—	[1,2]

Total	$63,217	—	$63,217	$49,855		—	$49,855

Growth-Income Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$142,502	—	$142,502	$179,283		—	$179,283
Class 2	185,855	—	185,855	213,820		—	213,820
Class 3	2,493	—	2,493	2,787		—	2,787
Class 4	32	—	32	—	[1,2]	—	—	[1,2]

Total	$330,882	—	$330,882	$395,890		—	$395,890

International Growth and Income Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$19,657	$9,002	$28,659	$4,726		—	$4,726
Class 2	6,724	3,354	10,078	4,685		—	4,685
Class 4	8	3	11	—	[1,2]	—	—	[1,2]

Total	$26,389	$12,359	$38,748	$9,411		—	$9,411

Asset Allocation Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$160,436	—	$160,436	$149,689		—	$149,689
Class 2	79,271	—	79,271	99,191		—	99,191
Class 3	607	—	607	742		—	742
Class 4	4	—	4	—	[1,2]	—	—	[1,2]

Total	$240,318	—	$240,318	$249,622		—	$249,622

Global Balanced Fund

	Year ended December 31, 2013						Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$557		$260		$817		$562		—	$562
Class 2	2,083		1,129		3,212		1,835		—	1,835
Class 4	—	[2]	—	[2]	—	[2]	—	[1,2]	—	—	[1,2]

Total	$2,640		$1,389		$4,029		$2,397		—	$2,397

American Funds Insurance Series

Bond Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$89,562	$43,797	$133,359	$106,210		—	$106,210
Class 2	86,573	53,541	140,114	125,665		—	125,665
Class 4	45	6	51	—	[1,2]	—	—	[1,2]

Total	$176,180	$97,344	$273,524	$231,875		—	$231,875

Global Bond Fund

	Year ended December 31, 2013						Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$6,185		$7,310		$13,495		$23,288		$3,369	$26,657
Class 2	8,801		10,402		19,203		42,360		7,923	50,283
Class 4	—	[2]	—	[2]	—	[2]	—	[1,2]	—	—	[1,2]

Total	$14,986		$17,712		$32,698		$65,648		$11,292	$76,940

High-Income Bond Fund

	Year ended December 31, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$55,659	—	$55,659	$62,358		—	$62,358
Class 2	70,100	—	70,100	79,441		—	79,441
Class 3	1,237	—	1,237	1,459		—	1,459
Class 4	5	—	5	—	[1,2]	—	—	[1,2]

Total	$127,001	—	$127,001	$143,258		—	$143,258

Mortgage Fund

	Year ended December 31, 2013						Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$1,647		$46		$1,693		$1,305		—	$1,305
Class 2	296		15		311		648		—	648
Class 4	—	[2]	—	[2]	—	[2]	—	[1,2]	—	—	[1,2]

Total	$1,943		$61		$2,004		$1,953		—	$1,953

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2013				Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains		Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$35,942	$25,494		$61,436	$45,898		$27,829	$73,727
Class 2	35,681	28,443		64,124	47,011		31,761	78,772
Class 3	318	255		573	493		330	823
Class 4	2	—	[2]	2	—	[1,2]	—	—	[1,2]

Total	$71,943	$54,192		$126,135	$93,402		$59,920	$153,322

American Funds Insurance Series

Managed Risk Growth Fund

	Year ended December 31, 2013[3]
Share class	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$1	—	$1
Class P2	139	—	139

Total	$140	—	$140

Managed Risk International Fund

	Year ended December 31, 2013[3]
Share class	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$1	—	$1
Class P2	113	—	113

Total	$114	—	$114

Managed Risk Blue Chip Income and Growth Fund

	Year ended December 31, 2013[3]
Share class	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$2	—	$2
Class P2	340	—	340

Total	$342	—	$342

Managed Risk Growth-Income Fund

	Year ended December 31, 2013[3]
Share class	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$1	—	$1
Class P2	201	—	201

Total	$202	—	$202

Managed Risk Asset Allocation Fund

	Year ended December 31, 2013			Year ended December 31, 2012[4]
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$1,126	—	$1,126	$111	—	$111
Class P2	7,025	—	7,025	206	—	206

Total	$8,151	—	$8,151	$317	—	$317

[1]	Class 4 was offered beginning December 14, 2012.
[2]	Amount less than one thousand.
[3]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[4]	For the period September 28, 2012, commencement of operations, through December 31, 2012.

American Funds Insurance Series

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are related parties to the funds.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. Sub-advisory fees for the managed risk funds are paid by CRMC to Milliman. The managed risk funds are not responsible for paying any sub-advisory fees.

Investment advisory services waivers — The series’ board of trustees approved an amended agreement for Asset Allocation Fund and Global Bond Fund effective January 1, 2014, that provides for reduced annual rates as reflected in the table below. During the year ended December 31, 2013, CRMC voluntarily reduced investment advisory services fees to the proposed rates for Asset Allocation Fund. CRMC is also currently waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the year ended December 31, 2013, total investment advisory services fees waived by CRMC were $261,000.

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after the investment advisory services waiver, are as follows:

	Rates		Net asset level (in billions)		For the year ended December 31, 2013, before waiver	For the year ended December 31, 2013, after waiver
Fund	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.690%	.460%	$.6	$5.0	.52%	.52%
Global Small Capitalization Fund	.800	.635	.6	5.0	.70	.70
Growth Fund	.500	.280	.6	34.0	.33	.33
International Fund	.690	.430	.5	21.0	.49	.49
New World Fund	.850	.620	.5	2.5	.73	.73
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.60	.60
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.65	.65
Asset Allocation Fund	.500	.244	.6	13.0	.29	.28
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.450	1.0	3.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33	.33
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.20
Managed Risk International Fund	.250		all		.25	.20
Managed Risk Blue Chip Income and
Growth Fund	.250		all		.25	.20
Managed Risk Growth-Income Fund	.250		all		.25	.20
Managed Risk Asset Allocation Fund	.250		all		.25	.20

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the following table. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

American Funds Insurance Series

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the funds are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third-parties that provide services to fund shareholders.

Accounting and administrative services — The managed risk funds have a sub-administration agreement with BNY Mellon under which the funds compensate BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the year ended December 31, 2013, total expenses reimbursed by CRMC were $244,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$162
Class 2	10,071		—		403
Class 4	—	*	—	*	—	*

Total class-specific expenses	$10,071		$—	*	$565

Global Small Capitalization Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$109
Class 2	6,980	—	279
Class 4	3	2	—	*

Total class-specific expenses	$6,983	$2	$388

Growth Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$681
Class 2	38,968	—	1,559
Class 3	362	—	20
Class 4	4	4	—	*

Total class-specific expenses	$39,334	$4	$2,260

International Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$338
Class 2	13,958	—	558
Class 3	79	—	5
Class 4	2	2	—	*

Total class-specific expenses	$14,039	$2	$901

See end of class-specific expenses tables for footnote.

American Funds Insurance Series

New World Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$127
Class 2	3,296	—	132
Class 4	5	5	—	*

Total class-specific expenses	$3,301	$5	$259

Blue Chip Income and Growth Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$233
Class 2	8,994		—		360
Class 4	—	*	—	*	—	*

Total class-specific expenses	$8,994		$—	*	$593

Global Growth and Income Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$19
Class 2	4,566		—		183
Class 4	—	*	—	*	—	*

Total class-specific expenses	$4,566		$—	*	$202

Growth-Income Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$921
Class 2	35,413	—	1,417
Class 3	325	—	18
Class 4	2	2	—	*

Total class-specific expenses	$35,740	$2	$2,356

International Growth and Income Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$62
Class 2	607		—		24
Class 4	—	*	—	*	—	*

Total class-specific expenses	$607		$—	*	$86

Asset Allocation Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$871
Class 2	13,794		—		552
Class 3	73		—		4
Class 4	—	*	—	*	—	*

Total class-specific expenses	$13,867		$—	*	$1,427

Global Balanced Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$3
Class 2	343	—	14
Class 4	—	—	—

Total class-specific expenses	$343	$—	$17

Bond Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$401
Class 2	12,087	—	483
Class 4	3	2	—	*

Total class-specific expenses	$12,090	$2	$884

Global Bond Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$108
Class 2	3,918		—		157
Class 4	—	*	—	*	—

Total class-specific expenses	$3,918		$—	*	$265

High-Income Bond Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$80
Class 2	2,719		—		109
Class 3	35		—		2
Class 4	—	*	—	*	—	*

Total class-specific expenses	$2,754		$—	*	$191

American Funds Insurance Series

Mortgage Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$15
Class 2	124	—	5
Class 4	—	—	—

Total class-specific expenses	$124	$—	$20

U.S. Government/AAA-Rated Securities Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$173
Class 2	4,726		—		189
Class 3	31		—		2
Class 4	—	*	—	*	—	*

Total class-specific expenses	$4,757		$—	*	$364

Cash Management Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$6
Class 2	1,066	—	43
Class 3	17	—	1
Class 4	—	—	—

Total class-specific expenses	$1,083	$—	$50

Managed Risk Growth Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	12	12

Total class-specific expenses	$12	$12

*	Amount less than one thousand.

Managed Risk International Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—
Class P2	6	6

Total class-specific expenses	$6	$6

Managed Risk Blue Chip Income and Growth Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	13	13

Total class-specific expenses	$13	$13

Managed Risk Growth-Income Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	10	10

Total class-specific expenses	$10	$10

Managed Risk Asset Allocation Fund

	Distribution services	Insurance administrative services
Class P1	$—	$113
Class P2	725	725

Total class-specific expenses	$725	$838

American Funds Insurance Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$60		$7		$67
Global Small Capitalization Fund	40		5		45
Growth Fund	244		87		331
International Fund	97		39		136
New World Fund	27		3		30
Blue Chip Income and Growth Fund	56		7		63
Global Growth and Income Fund	22		2		24
Growth-Income Fund	257		99		356
International Growth and Income Fund	6		—	*	6
Asset Allocation Fund	144		29		173
Global Balanced Fund	2		—	*	2
Bond Fund	97		12		109
Global Bond Fund	29		2		31
High-Income Bond Fund	21		10		31
Mortgage Fund	2		—	*	2
U.S. Government/AAA-Rated Securities Fund	41		10		51
Cash Management Fund	6		4		10
Managed Risk Growth Fund	—	*	—		—	*
Managed Risk International Fund	—	*	—		—	*
Managed Risk Blue Chip Income and Growth Fund	—	*	—		—	*
Managed Risk Growth-Income Fund	—	*	—		—	*
Managed Risk Asset Allocation Fund	1		—		1

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the series.

8. Fund merger

On May 17, 2013, Global Growth Fund (the “acquiring fund”) acquired the net assets of Global Discovery Fund (the “acquired fund”) pursuant to an Agreement and Plan of Reorganization and Liquidation approved by the Board of Trustees on December 5, 2012. The merger occurred due to the size of Global Discovery Fund and a lack of clear prospects for the fund’s future growth. The acquisition was accomplished by a tax-free exchange of shares of each class of the acquiring fund for the corresponding class of the acquired fund at the close of business on May 17, 2013. Both Class 1 and Class 2 shares were exchanged at a ratio of 0.57 to 1. Shares issued by Global Growth Fund are disclosed in the capital share transactions noted below. Further information about the merger of the funds is as follows (dollars and shares in thousands):

	Status	Shares outstanding		Net assets	Net asset value per share
Global Discovery Fund	Acquired fund
Class 1		1,178		$17,890	$15.19
Class 2		17,234		$260,407	$15.11

Global Growth Fund	Acquiring fund
Class 1		64,374		$1,718,150	$26.69
Class 2		150,243		$3,981,436	$26.50
Class 4		—	*	$1	$26.68

Global Growth Fund	Post merger
Class 1		65,044		$1,736,040	$26.69
Class 2		160,070		$4,241,843	$26.50
Class 4		—	*	$1	$26.68

*	Amount less than one thousand.

American Funds Insurance Series

Components of net assets acquired on May 17, 2013
Capital paid in on shares of beneficial interest	$189,397
Undistributed net investment income	—
Undistributed net realized gain	—
Net unrealized appreciation	88,900

Total net assets	$278,297

Had the acquisition been completed on January 1, 2013, the beginning of the annual reporting period for both the acquired and acquiring funds, the pro forma results of operations for the year ended December 31, 2012, would have been as follows (dollars in thousands):

Pro forma components of net assets on January 1, 2013
Capital paid in on shares of beneficial interest	$4,434,571
Undistributed net investment income	3,153
Accumulated net realized loss	(368,635)
Net unrealized appreciation	1,382,058

Total net assets	$5,451,147

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the income, expenses and changes in net assets of the acquired fund that have been included in the acquiring fund’s statement of operations since May 17, 2013.

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1,2]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$258,243	10,345		$21,540		764		$(652,054)	(23,190)	$(372,271)	(12,081)
Class 2	273,799	12,031		50,234		1,788		(692,022)	(26,313)	(367,989)	(12,494)
Class 4	881	30		5		—	[3]	(79)	(2)	807	28

Total net increase (decrease)	$532,923	22,406		$71,779		2,552		$(1,344,155)	(49,505)	$(739,453)	(24,547)

Year ended December 31, 2012
Class 1	$116,073	5,365		$16,161		689		$(214,408)	(9,757)	$(82,174)	(3,703)
Class 2	47,056	2,233		32,113		1,371		(608,844)	(28,048)	(529,675)	(24,444)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$163,130	7,598		$48,274		2,060		$(823,252)	(37,805)	$(611,848)	(28,147)

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

Global Small Capitalization Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$285,973	12,430		$9,160		410		$(337,663)	(15,049)	$(42,530)	(2,209)
Class 2	58,648	2,581		24,174		1,098		(399,343)	(17,694)	(316,521)	(14,015)
Class 4	4,861	201		3		—	[3]	(1,241)	(50)	3,623	151

Total net increase (decrease)	$349,482	15,212		$33,337		1,508		$(738,247)	(32,793)	$(355,428)	(16,073)

Year ended December 31, 2012
Class 1	$183,971	9,682		$14,672		791		$(112,799)	(5,936)	$85,844	4,537
Class 2	86,346	4,691		34,610		1,918		(364,953)	(19,370)	(243,997)	(12,761)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$270,318	14,373		$49,282		2,709		$(477,752)	(25,306)	$(158,152)	(8,224)

Growth Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$294,640	4,226		$77,034		1,051		$(2,235,166)	(32,949)	$(1,863,492)	(27,672)
Class 2	157,902	2,305		142,471		1,972		(2,838,847)	(41,366)	(2,538,474)	(37,089)
Class 3	1,530	21		1,987		27		(27,728)	(401)	(24,211)	(353)
Class 4	4,782	67		32		1		(399)	(6)	4,415	62

Total net increase (decrease)	$458,854	6,619		$221,524		3,051		$(5,102,140)	(74,722)	$(4,421,762)	(65,052)

Year ended December 31, 2012
Class 1	$277,348	4,834		$75,334		1,260		$(1,863,267)	(31,869)	$(1,510,585)	(25,775)
Class 2	177,807	3,123		122,858		2,084		(4,632,501)	(81,722)	(4,331,836)	(76,515)
Class 3	1,746	29		1,643		28		(33,580)	(577)	(30,191)	(520)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$456,902	7,986		$199,835		3,372		$(6,529,348)	(114,168)	$(5,872,611)	(102,810)

International Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$248,721	12,978		$50,434		2,504		$(1,206,929)	(63,495)	$(907,774)	(48,013)
Class 2	213,458	11,190		75,225		3,750		(865,300)	(45,337)	(576,617)	(30,397)
Class 3	685	35		614		31		(6,904)	(362)	(5,605)	(296)
Class 4	2,148	110		23		1		(194)	(10)	1,977	101

Total net increase (decrease)	$465,012	24,313		$126,296		6,286		$(2,079,327)	(109,204)	$(1,488,019)	(78,605)

Year ended December 31, 2012
Class 1	$266,734	16,344		$60,357		3,445		$(552,826)	(32,947)	$(225,735)	(13,158)
Class 2	225,412	13,909		78,128		4,462		(859,434)	(51,810)	(555,894)	(33,439)
Class 3	374	23		650		37		(7,378)	(446)	(6,354)	(386)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$492,521	30,276		$139,135		7,944		$(1,419,638)	(85,203)	$(787,982)	(46,983)

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

New World Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$291,376	12,346		$26,867		1,123		$(189,247)	(7,862)	$128,996	5,607
Class 2	67,014	2,889		23,403		991		(277,349)	(11,889)	(186,932)	(8,009)
Class 4	8,180	339		96		4		(188)	(8)	8,088	335

Total net increase (decrease)	$366,570	15,574		$50,366		2,118		$(466,784)	(19,759)	$(49,848)	(2,067)

Year ended December 31, 2012
Class 1	$243,140	11,398		$13,526		600		$(92,066)	(4,285)	$164,600	7,713
Class 2	54,652	2,591		13,443		599		(252,673)	(11,890)	(184,578)	(8,700)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$297,793	13,989		$26,969		1,199		$(344,739)	(16,175)	$(19,977)	(987)

Blue Chip Income and Growth Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$986,042	89,659		$54,549		4,323		$(174,356)	(14,648)	$866,235	79,334
Class 2	13,596	1,173		66,918		5,356		(663,556)	(57,363)	(583,042)	(50,834)
Class 4	101	8		2		—	[3]	— [3]	— [3]	103	8

Total net increase (decrease)	$999,739	90,840		$121,469		9,679		$(837,912)	(72,011)	$283,296	28,508

Year ended December 31, 2012
Class 1	$612,734	61,796		$29,511		2,924		$(399,693)	(39,869)	$242,552	24,851
Class 2	53,607	5,597		67,663		6,761		(461,477)	(47,179)	(340,207)	(34,821)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$666,342	67,393		$97,174		9,685		$(861,170)	(87,048)	$(97,654)	(9,970)

Global Growth and Income Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$38,885	3,340		$6,806		566		$(52,061)	(4,474)	$(6,370)	(568)
Class 2	35,387	3,082		56,388		4,700		(421,844)	(36,504)	(330,069)	(28,722)
Class 4	678	56		19		2		(162)	(13)	535	45

Total net increase (decrease)	$74,950	6,478		$63,213		5,268		$(474,067)	(40,991)	$(335,904)	(29,245)

Year ended December 31, 2012
Class 1	$27,152	2,703		$4,745		459		$(36,662)	(3,653)	$(4,765)	(491)
Class 2	28,455	2,924		45,110		4,374		(329,160)	(33,092)	(255,595)	(25,794)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$55,608	5,627		$49,855		4,833		$(365,822)	(36,745)	$(260,359)	(26,285)

American Funds Insurance Series

Growth-Income Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$970,097	21,875		$142,493		2,962		$(3,617,332)	(84,723)	$(2,504,742)	(59,886)
Class 2	101,521	2,274		185,855		3,897		(2,617,064)	(59,419)	(2,329,688)	(53,248)
Class 3	1,397	31		2,493		52		(28,707)	(644)	(24,817)	(561)
Class 4	3,337	72		32		1		(357)	(8)	3,012	65

Total net increase (decrease)	$1,076,352	24,252		$330,873		6,912		$(6,263,460)	(144,794)	$(4,856,235)	(113,630)

Year ended December 31, 2012
Class 1	$994,378	26,843		$179,283		4,692		$(2,343,170)	(62,718)	$(1,169,509)	(31,183)
Class 2	138,677	3,857		213,820		5,631		(2,162,539)	(59,217)	(1,810,042)	(49,729)
Class 3	820	22		2,787		73		(33,096)	(898)	(29,489)	(803)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$1,133,876	30,722		$395,890		10,396		$(4,538,805)	(122,833)	$(3,009,039)	(81,715)

International Growth and Income Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$432,753	27,502		$28,659		1,689		$(45,474)	(2,646)	$415,938	26,545
Class 2	21,144	1,309		10,078		596		(31,345)	(1,880)	(123)	25
Class 4	791	45		11		1		(105)	(6)	697	40

Total net increase (decrease)	$454,688	28,856		$38,748		2,286		$(76,924)	(4,532)	$416,512	26,610

Year ended December 31, 2012
Class 1	$166,454	10,893		$4,726		310		$(7,358)	(503)	$163,822	10,700
Class 2	21,059	1,460		4,685		308		(27,910)	(1,901)	(2,166)	(133)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	—	[3]

Total net increase (decrease)	$187,514	12,353		$9,411		618		$(35,268)	(2,404)	$161,657	10,567

Asset Allocation Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$1,917,257	91,983		$160,436		7,366		$(459,506)	(22,330)	$1,618,187	77,019
Class 2	214,460	10,499		79,271		3,677		(851,000)	(41,687)	(557,269)	(27,511)
Class 3	1,510	72		607		28		(5,389)	(259)	(3,272)	(159)
Class 4	487	22		4		—		— [3]	— [3]	491	22

Total net increase (decrease)	$2,133,714	102,576		$240,318		11,071		$(1,315,895)	(64,276)	$1,058,137	49,371

Year ended December 31, 2012
Class 1	$690,030	39,118		$149,689		8,204		$(419,110)	(23,646)	$420,609	23,676
Class 2	106,642	6,083		99,191		5,485		(823,760)	(46,863)	(617,927)	(35,295)
Class 3	1,291	73		742		41		(6,555)	(370)	(4,522)	(256)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$797,964	45,274		$249,622		13,730		$(1,249,425)	(70,879)	$(201,839)	(11,875)

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

Global Balanced Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount		Shares
Year ended December 31, 2013
Class 1	$377	35		$817		73		$(184)	(17)	$1,010		91
Class 2	33,820	3,112		3,212		288		(13,106)	(1,202)	23,926		2,198
Class 4	—	—		—	[3]	—	[3]	—	—	—	[3]	—	[3]

Total net increase (decrease)	$34,197	3,147		$4,029		361		$(13,290)	(1,219)	$24,936		2,289

Year ended December 31, 2012
Class 1	$29	3		$562		54		$(1)	— [3]	$590		57
Class 2	46,372	4,711		1,835		178		(9,674)	(984)	38,533		3,905
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1		—	[3]

Total net increase (decrease)	$46,402	4,714		$2,397		232		$(9,675)	(984)	$39,124		3,962

Bond Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$1,279,497	115,702		$133,350		12,270		$(615,210)	(54,877)	$797,637	73,095
Class 2	408,953	37,839		140,114		13,025		(587,137)	(53,583)	(38,070)	(2,719)
Class 4	3,160	289		51		5		(191)	(18)	3,020	276

Total net increase (decrease)	$1,691,610	153,830		$273,515		25,300		$(1,202,538)	(108,478)	$762,587	70,652

Year ended December 31, 2012
Class 1	$761,662	67,100		$106,210		9,439		$(1,419,488)	(125,727)	$(551,616)	(49,188)
Class 2	302,695	27,149		125,665		11,291		(504,544)	(45,084)	(76,184)	(6,644)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$1,064,358	94,249		$231,875		20,730		$(1,924,032)	(170,811)	$(627,799)	(55,832)

Global Bond Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$400,246	33,288		$13,495		1,134		$(240,206)	(20,328)	$173,535	14,094
Class 2	74,483	6,243		19,203		1,622		(198,058)	(16,777)	(104,372)	(8,912)
Class 4	10	1		—	[3]	—	[3]	— [3]	— [3]	10	1

Total net increase (decrease)	$474,739	39,532		$32,698		2,756		$(438,264)	(37,105)	$69,173	5,183

Year ended December 31, 2012
Class 1	$374,578	30,370		$26,657		2,182		$(78,701)	(6,414)	$322,534	26,138
Class 2	135,590	11,094		50,283		4,140		(210,485)	(17,264)	(24,612)	(2,030)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$510,169	41,464		$76,940		6,322		$(289,186)	(23,678)	$297,923	24,108

American Funds Insurance Series

High-Income Bond Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$176,901	15,477		$55,635		5,010		$(271,595)	(23,719)	$(39,059)	(3,232)
Class 2	55,098	4,920		70,100		6,387		(199,655)	(17,691)	(74,457)	(6,384)
Class 3	2,555	222		1,237		111		(6,052)	(528)	(2,260)	(195)
Class 4	92	8		5		—	[3]	— [3]	— [3]	97	8

Total net increase (decrease)	$234,646	20,627		$126,977		11,508		$(477,302)	(41,938)	$(115,679)	(9,803)

Year ended December 31, 2012
Class 1	$112,401	9,936		$62,358		5,619		$(115,003)	(10,154)	$59,756	5,401
Class 2	114,547	10,267		79,441		7,244		(185,788)	(16,687)	8,200	824
Class 3	5,364	480		1,459		132		(7,355)	(655)	(532)	(43)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$232,313	20,683		$143,258		12,995		$(308,146)	(27,496)	$67,425	6,182

Mortgage Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount		Shares
Year ended December 31, 2013
Class 1	$131,740	12,668		$1,693		165		$(18,122)	(1,746)	$115,311		11,087
Class 2	11,184	1,078		311		30		(10,545)	(1,019)	950		89
Class 4	—	—		—	[3]	—	[3]	—	—	—	[3]	—	[3]

Total net increase (decrease)	$142,924	13,746		$2,004		195		$(28,667)	(2,765)	$116,261		11,176

Year ended December 31, 2012
Class 1	$57,612	5,467		$1,305		125		$(27,398)	(2,586)	$31,519		3,006
Class 2	29,661	2,825		648		62		(2,938)	(279)	27,371		2,608
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1		—	[3]

Total net increase (decrease)	$87,274	8,292		$1,953		187		$(30,336)	(2,865)	$58,891		5,614

U.S. Government/AAA-Rated Securities Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$160,004	12,948		$61,436		5,042		$(336,723)	(27,279)	$(115,283)	(9,289)
Class 2	61,544	5,019		64,124		5,311		(195,682)	(16,029)	(70,014)	(5,699)
Class 3	1,142	93		573		47		(6,009)	(488)	(4,294)	(348)
Class 4	452	38		2		—	[3]	(27)	(2)	427	36

Total net increase (decrease)	$223,142	18,098		$126,135		10,400		$(538,441)	(43,798)	$(189,164)	(15,300)

Year ended December 31, 2012
Class 1	$195,168	15,076		$73,727		5,774		$(209,851)	(16,180)	$59,044	4,670
Class 2	146,483	11,413		78,772		6,228		(192,849)	(15,060)	32,406	2,581
Class 3	1,630	125		823		65		(6,050)	(467)	(3,597)	(277)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]

Total net increase (decrease)	$343,282	26,614		$153,322		12,067		$(408,750)	(31,707)	$87,854	6,974

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

Cash Management Fund

	Sales[1]			Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class 1	$26,858	2,372		$—	—	$(36,064)	(3,184)	$(9,206)	(812)
Class 2	210,456	18,884		—	—	(272,642)	(24,465)	(62,186)	(5,581)
Class 3	6,711	597		—	—	(9,101)	(810)	(2,390)	(213)
Class 4	—	—		—	—	—	—	—	—

Total net increase (decrease)	$244,025	21,853		$—	—	$(317,807)	(28,459)	$(73,782)	(6,606)

Year ended December 31, 2012
Class 1	$28,695	2,528		$—	—	$(37,213)	(3,278)	$(8,518)	(750)
Class 2	156,563	13,986		—	—	(224,943)	(20,084)	(68,380)	(6,098)
Class 3	7,742	686		—	—	(9,181)	(813)	(1,439)	(127)
Class 4[4]	1	—	[3]	—	—	—	—	1	— [3]

Total net increase (decrease)	$193,001	17,200		$—	—	$(271,337)	(24,175)	$(78,336)	(6,975)

Managed Risk Growth Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013[5]
Class P1	$100	10	$50	5	$1	—	[3]	$(1)	— [3]	$150	15
Class P2	4,900	490	22,269	2,059	139	12		(1,358)	(126)	25,950	2,435

Total net increase (decrease)	$5,000	500	$22,319	2,064	$140	12		$(1,359)	(126)	$26,100	2,450

Managed Risk International Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013[5]
Class P1	$100	10	$—	—	$1	—	[3]	$— [3]	— [3]	$101	10
Class P2	4,900	490	11,094	1,073	113	11		(228)	(23)	15,879	1,551

Total net increase (decrease)	$5,000	500	$11,094	1,073	$114	11		$(228)	(23)	$15,980	1,561

Managed Risk Blue Chip Income and Growth Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013[5]
Class P1	$100	10	$11	1	$2	—	[3]	$— [3]	— [3]	$113	11
Class P2	4,900	490	19,819	1,894	340	32		(431)	(41)	24,628	2,375

Total net increase (decrease)	$5,000	500	$19,830	1,895	$342	32		$(431)	(41)	$24,741	2,386

American Funds Insurance Series

Managed Risk Growth-Income Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2013[5]
Class P1	$100	10	$6	1	$1	—	[3]	$—	—	$107	11
Class P2	4,900	490	17,350	1,603	201	18		(226)	(21)	22,225	2,090

Total net increase (decrease)	$5,000	500	$17,356	1,604	$202	18		$(226)	(21)	$22,332	2,101

Managed Risk Asset Allocation Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2013
Class P1			$98,804	8,801	$1,126	96	$(5,829)	(521)	$94,101	8,376
Class P2			728,422	64,675	7,025	598	(11,691)	(1,045)	723,756	64,228

Total net increase (decrease)			$827,226	73,476	$8,151	694	$(17,520)	(1,566)	$817,857	72,604

Year ended December 31, 2012[6]
Class P1	$5,000	500	$5,079	509	$111	11	$(78)	(8)	$10,112	1,012
Class P2	5,000	500	18,986	1,899	206	21	(3)	— [3]	24,189	2,420

Total net increase (decrease)	$10,000	1,000	$24,065	2,408	$317	32	$(81)	(8)	$34,301	3,432

[1]	Includes exchanges between share classes of the fund.
[2]	Includes amounts and shares issued to acquire the net assets of Global Discovery Fund. See Note 8 for additional information.
[3]	Amount less than one thousand.
[4]	Class 4 shares were offered beginning December 14, 2012.
[5]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[6]	For the period September 28, 2012, commencement of operations, through December 31, 2012.

10. Investment transactions and other disclosures

CRMC has agreed to bear all offering and organizational expenses of Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund. Offering expenses include state and U.S. Securities and Exchange Commission registration fees. Organizational expenses include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC for Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund was less than one thousand dollars for each fund. These expenses are not included in each fund’s statement of operations.

American Funds Insurance Series

The following tables present additional information for the year ended December 31, 2013 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund		New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$2,038,118	$1,285,850	$4,086,559	$1,793,652		$1,025,906	$1,841,145
Sales of investment securities*	2,851,476	1,777,480	8,148,458	3,323,020		1,096,838	1,665,056
Non-U.S. taxes paid on dividend income	6,805	1,750	8,334	20,198		3,738	639
Non-U.S. taxes paid on interest income	—	—	—	—	†	55	—
Non-U.S. taxes paid on realized gains	—	10	—	112		19	—
Non-U.S. taxes provided on unrealized gains	—	—	—	705		2,971	—
Dividends from affiliated issuers	—	85	3,630	—		—	—
Net realized (loss) gain from affiliated issuers	—	(400)	44,383	—		—	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund		Global Balanced Fund	Bond Fund
Purchases of investment securities*	$601,713	$4,098,170	$628,425	$8,544,324		$149,663	$23,171,308
Sales of investment securities*	973,362	8,088,971	260,603	8,592,315		127,624	23,593,623
Non-U.S. taxes paid on dividend income	3,656	6,145	2,241	3,496		202	—
Non-U.S. taxes (refunded) paid on interest income	—	—	(1)	—		4	7
Non-U.S. taxes provided on unrealized gains	—	—	25	—		—	—
Dividends from affiliated issuers	982	—	—	—		—	—

	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$4,539,080	$1,139,398	$1,390,209	$16,895,339
Sales of investment securities*	4,618,127	1,245,322	1,288,592	17,692,343
Non-U.S. taxes paid on interest income	469	2	—	—
Non-U.S. taxes paid on realized gains	23	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$25,446	$15,084	$23,313	$20,957	$769,865
Sales of investment securities*	1,232	492	321	201	8,678
Dividends from affiliated issuers	—	—	—	—	10,534
Net realized gain from affiliated issuers	—	—	—	—	1,005

*	Excludes short-term securities and U.S. government obligations, if any.
†	Amount less than one thousand.

11. Ownership concentration

At December 31, 2013, CRMC held aggregate ownership of 19%, 21%, 32%, 21% and 24% of the outstanding shares of Global Balanced Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund. The ownership represents the seed money invested in the funds when each fund began operations.

American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund
Class 1
12/31/13	$23.58	$.31	$6.62	$6.93	$(.40)	$—	$(.40)	$30.11	29.51%	$1,508		.55%		1.17%
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227		.56		1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037		.56		1.59
Class 2
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308		.81		1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100		.82		1.36
Class 4
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43
12/31/12[2,3]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27	—	[4]	.02	[5]	.04 [5]

Global Small Capitalization Fund
Class 1
12/31/13	$20.16	$.04	$5.70	$5.74	$(.21)	$—	$(.21)	$25.69	28.60%	$1,241		.74%		.17%
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818		.75		.69
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604		.76		.61
Class 2
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189		1.00		.45
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678		1.01		.36
Class 4
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[2,3]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80	—	[4]	.04	[5]	.04 [5]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund
Class 1
12/31/13	$60.90	$.64	$17.84	$18.48	$(.84)	$—	$(.84)	$78.54	30.43%	$7,003		.35%		.93%
12/31/12	52.07	.63	8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		1.10
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.81
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011		.34		1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565		.35		.91
Class 2
12/31/13	60.45	.47	17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334		.60		.68
12/31/12	51.68	.47	8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.83
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.55
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896		.59		.76
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201		.60		.66
Class 3
12/31/13	60.97	.52	17.84	18.36	(.71)	—	(.71)	78.62	30.20	216		.53		.75
12/31/12	52.13	.53	8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.92
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.62
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232		.52		.82
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230		.53		.72
Class 4
12/31/13	60.90	.29	17.90	18.19	(.77)	—	(.77)	78.32	29.96	5		.85		.40
12/31/12[2,3]	60.55	.03	.78	.81	(.46)	—	(.46)	60.90	1.33	—	[4]	.02	[5]	.05 [5]

International Fund
Class 1
12/31/13	$17.68	$.27	$3.59	$3.86	$(.32)	$—	$(.32)	$21.22	21.91%	$3,324		.54%		1.41%
12/31/12	15.21	.30	2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		2.03
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490		.53		1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851		.54		1.70
Class 2
12/31/13	17.62	.22	3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26	2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		1.81
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615		.78		1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411		.79		1.48
Class 3
12/31/13	17.70	.23	3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27	2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		1.90
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61		.71		1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68		.72		1.54
Class 4
12/31/13	17.68	(.01)	3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[2,3]	17.79	.01	.16	.17	(.28)	—	(.28)	17.68	.98	—	[4]	.02	[5]	.05 [5]

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

New World Fund
Class 1
12/31/13	$22.93	$.34	$2.31	$2.65	$(.39)	$(.11)	$(.50)	$25.08	11.66%	$1,388		.78%		1.45%
12/31/12	19.65	.33	3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		1.62
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774		.80		1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500		.82		2.02
Class 2
12/31/13	22.75	.28	2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28	3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492		1.07		1.78
Class 4
12/31/13	22.93	.14	2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[2,3]	22.83	.01	.35	.36	(.26)	—	(.26)	22.93	1.58	—	[4]	.04	[5]	04	[5]

Blue Chip Income and Growth Fund
Class 1
12/31/13	$10.05	$.27	$3.06	$3.33	$(.26)	$—	$(.26)	$13.12	33.26%	$2,814		.42%		2.27%
12/31/12	9.00	.24	1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		2.41
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		2.08
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674		.44		2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408		.44		2.26
Class 2
12/31/13	9.97	.23	3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
12/31/12	8.93	.21	1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		2.17
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		1.83
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677		.69		1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344		.69		2.06
Class 4
12/31/13	10.05	.18	3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[4]	.86		1.39
12/31/12[2,3]	10.20	.01	.03	.04	(.19)	—	(.19)	10.05	.38	—	[4]	.02	[5]	.10	[5]

Global Growth and Income Fund
Class 1
12/31/13	$10.56	$.39	$2.00	$2.39	$(.42)	$—	$(.42)	$12.53	22.81%	$206		.62%		3.35%
12/31/12	9.20	.25	1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		2.56
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		2.86
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171		.61		2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160		.63		2.63
Class 2
12/31/13	10.54	.36	2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
12/31/12	9.19	.23	1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		2.31
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		2.60
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130		.86		2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951		.88		2.42
Class 4
12/31/13	10.55	.28	2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27
12/31/12[2,3]	10.64	.01	.13	.14	(.23)	—	(.23)	10.55	1.27	—	[4]	.03	[5]	.08	[5]
See end of financial highlights tables for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

Growth-Income Fund
Class 1
12/31/13	$38.48	$.66	$12.31	$12.97	$(.73)	$—	$(.73)	$50.72	33.82%	$9,857		.29%		1.49%
12/31/12	33.27	.66	5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		1.79
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370		.29		1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142		.29		1.83
Class 2
12/31/13	38.24	.55	12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668		.54		1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220		.54		1.60
Class 3
12/31/13	38.52	.58	12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209		.47		1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225		.47		1.68
Class 4
12/31/13	38.47	.45	12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96
12/31/12[2,3]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02	—	[4]	.01	[5]	.03	[5]

International Growth and Income Fund
Class 1
12/31/13	$15.29	$.44	$2.50	$2.94	$(.47)	$(.28)	$(.75)	$17.48	19.39%	$696		.69%		2.63%
12/31/12	13.40	.37	1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		2.50
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32		.74		2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28		.74		2.74
Class 2
12/31/13	15.25	.38	2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180		.99		2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99		.99		1.89
Class 4
12/31/13	15.29	.03	2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[2,3]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62	—	[4]	.04	[5]	.07	[5]

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

Asset Allocation Fund
Class 1
12/31/13	$18.43	$.35	$4.07	$4.42	$(.36)	$—	$(.36)	$22.49	24.04%	$10,515		.31%		1.71%
12/31/12	16.17	.37	2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199		.31		2.11
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932		.31		2.25
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235		.31		2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151		.32		2.65
Class 2
12/31/13	18.31	.30	4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760		.56		1.47
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		1.86
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151		.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689		.57		2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537		.58		2.45
Class 3
12/31/13	18.45	.32	4.06	4.38	(.32)	—	(.32)	22.51	23.81	42		.49		1.54
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		1.93
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38		.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44		.50		2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44		.51		2.53
Class 4
12/31/13	18.43	.27	4.12	4.39	(.36)	—	(.36)	22.46	23.89	1		.79		1.22
12/31/12[2,3]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17	—	[4]	.01	[5]	.08	[5]

Global Balanced Fund
Class 1
12/31/13	$10.34	$.22	$1.07	$1.29	$(.18)	$(.08)	$(.26)	$11.37	12.56%	$36		.70%		2.05%
12/31/12	9.35	.20	.98	1.18	(.19)	—	(.19)	10.34	12.58	32		.72		2.00
12/31/11[2,6]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28		.69	[7]	1.99	[7]
Class 2
12/31/13	10.33	.20	1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156		.95		1.79
12/31/12	9.35	.17	.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		1.76
12/31/11[2,6]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72		.94	[7]	1.45	[7]
Class 4
12/31/13	10.33	.22	1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49	—	[4]	.71	[5]	1.98	[5]
12/31/12[2,3]	10.47	.01	.03	.04	(.18)	—	(.18)	10.33	.40	—	[4]	.03	[5]	.05	[5]

Bond Fund
Class 1
12/31/13	$11.29	$.22	$(.43)	$(.21)	$(.23)	$(.12)	$(.35)	$10.73	(1.89)%	$4,506		.39%		2.01%
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768		.38		3.03
12/31/09	9.45	.42	.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775		.39		4.19
Class 2
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074		.63		2.79
12/31/09	9.36	.40	.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635		.64		4.00
Class 4
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[2,3]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)	—	[4]	.02	[5]	.10	[5]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Bond Fund
Class 1
12/31/13	$12.32	$.28		$(.58)	$(.30)	$—	$(.14)	$(.14)	$11.88	(2.40)%	$1,093		.56%		2.37%
12/31/12	11.96	.28		.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
12/31/11	11.82	.36		.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		2.97
12/31/10	11.57	.41		.21	.62	(.37)	—	(.37)	11.82	5.44	325		.57		3.42
12/31/09	10.68	.45		.62	1.07	(.18)	—	(.18)	11.57	10.04	162		.59		4.06
Class 2
12/31/13	12.27	.25		(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25		.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
12/31/11	11.78	.33		.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		2.75
12/31/10	11.53	.38		.22	.60	(.35)	—	(.35)	11.78	5.23	1,497		.83		3.21
12/31/09	10.66	.42		.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203		.84		3.79
Class 4
12/31/13	12.31	.27		(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[4]	.79		2.25
12/31/12[2,3]	12.53	.01		(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)	—	[4]	.02	[5]	.11 [5]

High-Income Bond Fund
Class 1
12/31/13	$11.16	$.75		$.01	$.76	$(.79)	$—	$(.79)	$11.13	6.89%	$856		.48%		6.54%
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		7.25
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		7.70
12/31/10	10.49	.91		.68	1.59	(.88)	—	(.88)	11.20	15.38	769		.48		8.15
12/31/09	8.05	.75		2.41	3.16	(.72)	—	(.72)	10.49	39.45	635		.48		7.86
Class 2
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		7.44
12/31/10	10.39	.87		.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142		.73		7.91
12/31/09	7.99	.71		2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063		.74		7.62
Class 3
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		7.51
12/31/10	10.51	.89		.68	1.57	(.86)	—	(.86)	11.22	15.14	23		.66		7.98
12/31/09	8.07	.73		2.42	3.15	(.71)	—	(.71)	10.51	39.14	24		.67		7.69
Class 4
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[4]	.93		5.82
12/31/12[2,3]	11.80	.04		— [8]	.04	(.68)	—	(.68)	11.16	.34	—	[4]	.02	[5]	.35 [5]

Mortgage Fund
Class 1
12/31/13	$10.47	$.04		$(.18)	$(.14)	$(.08)	$(.02)	$(.10)	$10.23	(1.41)%	$198		.44%		.35%
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.08
12/31/11[2,6]	10.00	—	[8]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[7]	.04 [7]
Class 2
12/31/13	10.46	—	[8]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		(.16)
12/31/11[2,6]	10.00	(.02)		.48	.46	— [8]	(.10)	(.10)	10.36	4.60	22		.67	[7]	(.25)[7]
Class 4
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	—	[4]	.38	[5]	.23 [5]
12/31/12[2,3]	10.60	—	[8]	.01	.01	(.06)	(.08)	(.14)	10.47	.09	—	[4]	.02	[5]	.04 [5]

American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[9]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[9]		Ratio of net income (loss) to average net assets[9]

U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/13	$12.75	$.08	$(.44)		$(.36)	$(.11)	$(.34)	$(.45)	$11.94	(2.87)%	$1,584		.35%		.35%		.67%
12/31/12	13.00	.10	.18		.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.34		.75
12/31/11	12.59	.23	.74		.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		.34		1.83
12/31/10	12.18	.26	.46		.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39		.36		2.07
12/31/09	12.29	.37	(.03)		.34	(.34)	(.11)	(.45)	12.18	2.79	999		.41		.41		2.99
Class 2
12/31/13	12.63	.05	(.43)		(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.60		.42
12/31/12	12.89	.06	.18		.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.59		.50
12/31/11	12.49	.20	.73		.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		.59		1.59
12/31/10	12.08	.23	.46		.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64		.62		1.83
12/31/09	12.20	.34	(.03)		.31	(.32)	(.11)	(.43)	12.08	2.50	1,561		.66		.66		2.79
Class 3
12/31/13	12.76	.06	(.43)		(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.53		.47
12/31/12	13.01	.07	.19		.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.52		.58
12/31/11	12.61	.21	.73		.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		.52		1.65
12/31/10	12.19	.24	.47		.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57		.55		1.92
12/31/09	12.30	.36	(.04)		.32	(.32)	(.11)	(.43)	12.19	2.58	27		.59		.59		2.91
Class 4
12/31/13	12.75	.08	(.44)		(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[4]	.84		.84		.68
12/31/12[2,3]	12.88	.01	(.01)		—	(.13)	—	(.13)	12.75	(.01)	—	[4]	.02	[5]	.02	[5]	.05 [5]

Cash Management Fund
Class 1
12/31/13	$11.34	$(.03)	$—	[8]	$(.03)	$—	$—	$—	$11.31	(.27)%	$57		.34%				(.24)%
12/31/12	11.36	(.03)	.01		(.02)	—	—	—	11.34	(.18)	66		.34				(.22)
12/31/11	11.39	(.02)	(.01)		(.03)	—	—	—	11.36	(.26)	75		.33				(.21)
12/31/10	11.40	(.02)	.01		(.01)	—	—	—	11.39	(.09)	83		.33				(.14)
12/31/09	11.44	(.01)	—	[8]	(.01)	(.03)	— [8]	(.03)	11.40	(.10)	105		.33				(.08)
Class 2
12/31/13	11.17	(.05)	—	[8]	(.05)	—	—	—	11.12	(.45)	395		.59				(.49)
12/31/12	11.22	(.05)	—	[8]	(.05)	—	—	—	11.17	(.45)	459		.59				(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	—	—	—	11.22	(.53)	530		.58				(.47)
12/31/10	11.32	(.04)	—	[8]	(.04)	—	—	—	11.28	(.35)	522		.58				(.39)
12/31/09	11.38	(.04)	—	[8]	(.04)	(.02)	— [8]	(.02)	11.32	(.33)	664		.58				(.33)
Class 3
12/31/13	11.26	(.05)	—	[8]	(.05)	—	—	—	11.21	(.44)	8		.52				(.42)
12/31/12	11.30	(.05)	.01		(.04)	—	—	—	11.26	(.35)	11		.52				(.40)
12/31/11	11.34	(.04)	—	[8]	(.04)	—	—	—	11.30	(.35)	12		.51				(.40)
12/31/10	11.38	(.04)	—	[8]	(.04)	—	—	—	11.34	(.35)	13		.51				(.32)
12/31/09	11.44	(.03)	(.01)		(.04)	(.02)	— [8]	(.02)	11.38	(.31)	17		.51				(.27)
Class 4
12/31/13	11.34	(.04)	—	[8]	(.04)	—	—	—	11.30	(.35)	—	[4]	.37	[5]			(.32)[5]
12/31/12[2,3]	11.34	— [8]	—	[8]	— [8]	—	—	—	11.34	.00	—	[4]	.02	[5]			(.01)[5]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[9]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver[9]	Net effective expense ratio[9,10]	Ratio of net income to average net assets[9]

Managed Risk Growth Fund
Class P1
12/31/13[2,11]	$10.00	$.12	$1.38	$1.50	$(.07)	$—	$(.07)	$11.43	15.05%	$166	.88%[7]	.25%[7]	.58%[7]	1.64%
Class P2
12/31/13[2,11]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94	27,827	1.05 [7]	.52 [7]	.85 [7]	1.69

Managed Risk International Fund
Class P1
12/31/13[2,11]	$10.00	$.13	$.78	$.91	$(.09)	$—	$(.09)	$10.82	9.08%	$109	1.05%[7]	.23%[7]	.73%[7]	1.92%
Class P2
12/31/13[2,11]	10.00	.18	.72	.90	(.08)	—	(.08)	10.82	8.99	16,777	1.19 [7]	.44 [7]	.94 [7]	2.66

Managed Risk Blue Chip Income and Growth Fund
Class P1
12/31/13[2,11]	$10.00	$.20	$1.01	$1.21	$(.16)	$—	$(.16)	$11.05	12.16%	$124	.84%[7]	.24%[7]	.64%[7]	2.80%
Class P2
12/31/13[2,11]	10.00	.28	.92	1.20	(.15)	—	(.15)	11.05	12.05	26,235	1.04 [7]	.54 [7]	.94 [7]	3.91

Managed Risk Growth-Income Fund
Class P1
12/31/13[2,11]	$10.00	$.14	$1.47	$1.61	$(.11)	$—	$(.11)	$11.50	16.15%	$123	.92%[7]	.23%[7]	.50%[7]	2.01%
Class P2
12/31/13[2,11]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04	24,032	1.09 [7]	.50 [7]	.77 [7]	2.73

Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)
Class P1
12/31/13	$9.99	$.27	$1.81	$2.08	$(.14)	$—	$(.14)	$11.93	20.82%	$112,037	.55%	.47%	.75%	2.37%
12/31/12[2,12]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24	10	.15	.07	.37	1.72
Class P2
12/31/13	9.99	.28	1.77	2.05	(.11)	—	(.11)	11.93	20.58	795,033	.80	.73	1.01	2.43
12/31/12[2,12]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21	24	.24	.11	.41	2.38

American Funds Insurance Series

	Year ended December 31
Portfolio turnover rate for all share classes	2013		2012		2011		2010	2009
Global Growth Fund	39%		22%		28%		28%	43%
Global Small Capitalization Fund	36		40		44		47	55
Growth Fund	19		21		19		28	37
International Fund	21		29		24		25	46
New World Fund	43		32		22		18	25
Blue Chip Income and Growth Fund	30		36		27		22	22
Global Growth and Income Fund	31		30		25		30	47
Growth-Income Fund	19		25		22		22	24
International Growth and Income Fund	34		31		48		31	21
Asset Allocation Fund	74		61		43		46	41
Global Balanced Fund	81		80		34	[6]
Bond Fund	354		253		163		187	125
Global Bond Fund	213		160		101		106	86
High-Income Bond Fund	64		48		51		54	47
Mortgage Fund	715		444		480	[6]
U.S. Government/AAA-Rated Securities Fund	621		447		234		208	100
Cash Management Fund	—		—		—		—	—
Managed Risk Growth Fund	10	[11]
Managed Risk International Fund	6	[11]
Managed Risk Blue Chip Income and Growth Fund	3	[11]
Managed Risk Growth-Income Fund	2	[11]
Managed Risk Asset Allocation Fund
(formerly Protected Asset Allocation Fund)	3		—	[12,13]

[1]	Based on average shares outstanding.
[2]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[3]	Class 4 shares were offered beginning December 14, 2012.
[4]	Amount less than $1 million.
[5]	The fund’s assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[6]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[7]	Annualized.
[8]	Amount less than $.01.
[9]

This column reflects the impact, if any, of certain waivers by CRMC. CRMC reduced fees for investment advisory services for U.S. Government/AAA-Rated Securities Fund during 2010 and for the managed risk funds since each fund’s commencement of operations.

[10]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[11]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[12]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[13]	Amount less than 1%.

See Notes to Financial Statements

American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolios for Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, U.S. Government/AAA-Rated Securities Fund, Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund) (twenty-two of the portfolios constituting American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2013, the results of each of their operations for each of the periods then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California

February 5, 2014

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2013, through December 31, 2013).
Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 7/1/2013	Ending account value 12/31/2013	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,203.74	$3.06	.55%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 2 — actual return	1,000.00	1,202.01	4.44	.80
Class 2 — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 4 — actual return	1,000.00	1,202.74	5.89	1.06
Class 4 — assumed 5% return	1,000.00	1,019.86	5.40	1.06

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,178.99	$4.06	.74%
Class 1 — assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 2 — actual return	1,000.00	1,177.16	5.43	.99
Class 2 — assumed 5% return	1,000.00	1,020.21	5.04	.99
Class 4 — actual return	1,000.00	1,175.63	6.80	1.24
Class 4 — assumed 5% return	1,000.00	1,018.95	6.31	1.24

Growth Fund
Class 1 — actual return	$1,000.00	$1,182.34	$1.93	.35%
Class 1 — assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 2 — actual return	1,000.00	1,180.87	3.30	.60
Class 2 — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 — actual return	1,000.00	1,181.34	2.91	.53
Class 3 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 — actual return	1,000.00	1,179.50	4.67	.85
Class 4 — assumed 5% return	1,000.00	1,020.92	4.33	.85

International Fund
Class 1 — actual return	$1,000.00	$1,178.79	$2.97	.54%
Class 1 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 2 — actual return	1,000.00	1,177.17	4.34	.79
Class 2 — assumed 5% return	1,000.00	1,021.22	4.02	.79
Class 3 — actual return	1,000.00	1,177.57	3.95	.72
Class 3 — assumed 5% return	1,000.00	1,021.58	3.67	.72
Class 4 — actual return	1,000.00	1,175.25	5.70	1.04
Class 4 — assumed 5% return	1,000.00	1,019.96	5.30	1.04

New World Fund
Class 1 — actual return	$1,000.00	$1,142.49	$4.21	.78%
Class 1 — assumed 5% return	1,000.00	1,021.27	3.97	.78
Class 2 — actual return	1,000.00	1,140.82	5.56	1.03
Class 2 — assumed 5% return	1,000.00	1,020.01	5.24	1.03
Class 4 — actual return	1,000.00	1,139.29	6.96	1.29
Class 4 — assumed 5% return	1,000.00	1,018.70	6.56	1.29

See end of expense example tables for footnotes.

American Funds Insurance Series

	Beginning account value 7/1/2013	Ending account value 12/31/2013	Expenses paid during period[1]	Annualized expense ratio
Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,162.83	$2.29	.42%
Class 1 — assumed 5% return	1,000.00	1,023.09	2.14	.42
Class 2 — actual return	1,000.00	1,161.93	3.65	.67
Class 2 — assumed 5% return	1,000.00	1,021.83	3.41	.67
Class 4 — actual return	1,000.00	1,162.90	4.85	.89
Class 4 — assumed 5% return	1,000.00	1,020.72	4.53	.89

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,142.49	$3.40	.63%
Class 1 — assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 2 — actual return	1,000.00	1,142.33	4.75	.88
Class 2 — assumed 5% return	1,000.00	1,020.77	4.48	.88
Class 4 — actual return	1,000.00	1,140.50	6.04	1.12
Class 4 — assumed 5% return	1,000.00	1,019.56	5.70	1.12

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,196.13	$1.61	.29%
Class 1 — assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 2 — actual return	1,000.00	1,194.68	2.99	.54
Class 2 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 3 — actual return	1,000.00	1,195.02	2.60	.47
Class 3 — assumed 5% return	1,000.00	1,022.84	2.40	.47
Class 4 — actual return	1,000.00	1,193.11	4.37	.79
Class 4 — assumed 5% return	1,000.00	1,021.22	4.02	.79

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,148.24	$3.74	.69%
Class 1 — assumed 5% return	1,000.00	1,021.73	3.52	.69
Class 2 — actual return	1,000.00	1,146.70	5.09	.94
Class 2 — assumed 5% return	1,000.00	1,020.47	4.79	.94
Class 4 — actual return	1,000.00	1,146.73	6.44	1.19
Class 4 — assumed 5% return	1,000.00	1,019.21	6.06	1.19

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,123.62	$1.61	.30%
Class 1 — assumed 5% return	1,000.00	1,023.69	1.53	.30
Class 2 — actual return	1,000.00	1,122.40	2.94	.55
Class 2 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 3 — actual return	1,000.00	1,122.46	2.57	.48
Class 3 — assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 4 — actual return	1,000.00	1,122.78	4.28	.80
Class 4 — assumed 5% return	1,000.00	1,021.17	4.08	.80

Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,094.91	$3.70	.70%
Class 1 — assumed 5% return	1,000.00	1,021.68	3.57	.70
Class 2 — actual return	1,000.00	1,093.73	5.01	.95
Class 2 — assumed 5% return	1,000.00	1,020.42	4.84	.95
Class 4 — actual return	1,000.00	1,094.16	3.69	.70
Class 4 — assumed 5% return	1,000.00	1,021.68	3.57	.70

See end of expense example tables for footnotes.

American Funds Insurance Series

	Beginning account value 7/1/2013	Ending account value 12/31/2013	Expenses paid during period[1]	Annualized expense ratio
Bond Fund
Class 1 — actual return	$1,000.00	$1,006.14	$1.97	.39%
Class 1 — assumed 5% return	1,000.00	1,023.24	1.99	.39
Class 2 — actual return	1,000.00	1,005.00	3.23	.64
Class 2 — assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 4 — actual return	1,000.00	1,003.35	4.49	.89
Class 4 — assumed 5% return	1,000.00	1,020.72	4.53	.89

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,026.79	$2.86	.56%
Class 1 — assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 2 — actual return	1,000.00	1,026.06	4.14	.81
Class 2 — assumed 5% return	1,000.00	1,021.12	4.13	.81
Class 4 — actual return	1,000.00	1,026.81	4.65	.91
Class 4 — assumed 5% return	1,000.00	1,020.62	4.63	.91

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,054.34	$2.49	.48%
Class 1 — assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 2 — actual return	1,000.00	1,052.70	3.78	.73
Class 2 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 3 — actual return	1,000.00	1,053.52	3.42	.66
Class 3 — assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 4 — actual return	1,000.00	1,054.42	4.97	.96
Class 4 — assumed 5% return	1,000.00	1,020.37	4.89	.96

Mortgage Fund
Class 1 — actual return	$1,000.00	$1,001.24	$2.22	.44%
Class 1 — assumed 5% return	1,000.00	1,022.99	2.24	.44
Class 2 — actual return	1,000.00	1,000.67	3.48	.69
Class 2 — assumed 5% return	1,000.00	1,021.73	3.52	.69
Class 4 — actual return	1,000.00	1,001.24	1.87	.37
Class 4 — assumed 5% return	1,000.00	1,023.34	1.89	.37

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$995.01	$1.76	.35%
Class 1 — assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 2 — actual return	1,000.00	993.63	3.02	.60
Class 2 — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 — actual return	1,000.00	994.03	2.66	.53
Class 3 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 — actual return	1,000.00	994.26	4.27	.85
Class 4 — assumed 5% return	1,000.00	1,020.92	4.33	.85

Cash Management Fund
Class 1 — actual return	$1,000.00	$998.23	$1.71	.34%
Class 1 — assumed 5% return	1,000.00	1,023.49	1.73	.34
Class 2 — actual return	1,000.00	997.31	2.97	.59
Class 2 — assumed 5% return	1,000.00	1,022.23	3.01	.59
Class 3 — actual return	1,000.00	998.22	2.62	.52
Class 3 — assumed 5% return	1,000.00	1,022.58	2.65	.52
Class 4 — actual return	1,000.00	998.23	1.86	.37
Class 4 — assumed 5% return	1,000.00	1,023.34	1.89	.37

American Funds Insurance Series

	Beginning account value 7/1/2013	Ending account value 12/31/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 — actual return	$1,000.00	$1,141.32	$1.40	.26%	$3.18	.59%
Class P1 — assumed 5% return	1,000.00	1,023.89	1.33	.26	3.01	.59
Class P2 — actual return	1,000.00	1,140.30	2.97	.55	4.75	.88
Class P2 — assumed 5% return	1,000.00	1,022.43	2.80	.55	4.48	.88

Managed Risk International Fund
Class P1 — actual return	$1,000.00	$1,113.06	$1.22	.23%	$3.89	.73%
Class P1 — assumed 5% return	1,000.00	1,024.05	1.17	.23	3.72	.73
Class P2 — actual return	1,000.00	1,112.13	2.50	.47	5.16	.97
Class P2 — assumed 5% return	1,000.00	1,022.84	2.40	.47	4.94	.97

Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return	$1,000.00	$1,120.51	$1.34	.25%	$3.47	.65%
Class P1 — assumed 5% return	1,000.00	1,023.95	1.28	.25	3.31	.65
Class P2 — actual return	1,000.00	1,119.39	3.04	.57	5.18	.97
Class P2 — assumed 5% return	1,000.00	1,022.33	2.91	.57	4.94	.97

Managed Risk Growth-Income Fund
Class P1 — actual return	$1,000.00	$1,155.67	$1.25	.23%	$2.72	.50%
Class P1 — assumed 5% return	1,000.00	1,024.05	1.17	.23	2.55	.50
Class P2 — actual return	1,000.00	1,154.66	2.88	.53	4.34	.80
Class P2 — assumed 5% return	1,000.00	1,022.53	2.70	.53	4.08	.80

Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)
Class P1 — actual return	$1,000.00	$1,109.93	$2.55	.48%	$4.04	.76%
Class P1 — assumed 5% return	1,000.00	1,022.79	2.45	.48	3.87	.76
Class P2 — actual return	1,000.00	1,109.10	3.88	.73	5.37	1.01
Class P2 — assumed 5% return	1,000.00	1,021.53	3.72	.73	5.14	1.01

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The American Funds Insurance Series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2014. The agreement was amended to add additional advisory fee breakpoints for Asset Allocation Fund and Global Bond Fund when the funds’ net assets exceed $8 billion and $13 billion, and $1 billion and $3 billion, respectively. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through June 30, 2013. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Global Growth Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average (the Lipper category that includes the fund) and (ii) the MSCI All Country World Index. They noted that the fund’s investment results were above both benchmarks over the six-month, one-, three-, five-, and 10-year periods, as well as over the lifetime of the fund since April 30, 1997.

Global Small Capitalization Fund seeks to provide long-term growth of capital by investing primarily in stocks of smaller companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Small/Mid-Cap Funds Average (the Lipper category that includes the fund) and (ii) the MSCI All Country World Small Cap Index. They noted that the fund’s investment results were higher than both benchmarks over the six-month, one-, and 10-year periods, as well as over the lifetime of the fund since April 30, 1998. The board and the committee further noted that the fund’s results were substantially lower than both benchmarks over the three- and five-year periods.

American Funds Insurance Series

Growth Fund seeks to provide growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Capital Appreciation Funds Average, (ii) the Lipper Growth Funds Average (the Lipper category that includes the fund), and (iii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than all three benchmarks over the 10-year period and over the lifetime of the fund since February 8, 1984, and were mixed over the one- and three-year periods, and lower than the benchmarks over the six-month and five-year periods.

International Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies domiciled outside the United States. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average (the Lipper category that includes the fund) and (ii) the MSCI All Country World ex USA Index. They noted that the fund’s investment results were higher than both benchmarks over the six-month, one-, five-, and 10-year periods and over the lifetime of the fund since May 1, 1990, and mixed over the three-year period.

New World Fund seeks long-term capital appreciation by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Emerging Markets Funds Average (the Lipper category that includes the fund), and (ii) the MSCI All Country World Index. They noted that the fund’s investment results were mixed over each time period, with investment results above the Lipper average and lower than the MSCI index over the six-month, one-, three-, and five-year periods, and lower than the Lipper average and higher than the MSCI index during the 10-year period and over the lifetime of the fund since June 17, 1999.

Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal by investing primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States, with market capitalizations of $4 billion and above. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than both benchmarks over the six-month and five-year periods. Over the one-, three-, and 10-year periods, results of the fund were higher than the Lipper average, but lower than the S&P 500. Results were lower than both benchmarks over the lifetime of the fund since July 5, 2001.

Global Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in well-established companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average (the Lipper category that includes the fund) and (ii) the MSCI All Country World Index. They noted that the fund’s investment results were higher than the Lipper average and the MSCI index over the one-, three-, and five-year periods and over the lifetime of the fund since May 1, 2006, and were equal to the Lipper average, but higher than the MSCI index, during the six-month period.

Growth-Income Fund seeks to provide long-term growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than both benchmarks over the one-year period and over the lifetime of the fund since February 8, 1984. Over the six-month, three-, five-, and 10-year periods, results were higher than the Lipper average but lower than the S&P 500.

American Funds Insurance Series

International Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in stocks of larger, well-established companies domiciled outside the United States, including in developing countries. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average (the Lipper category that includes the fund) and (ii) the MSCI All Country World ex USA Index. They noted that the fund’s investment results were above both benchmarks over the six-month, and three-year periods, as well as over the lifetime of the fund since November 18, 2008, and were mixed during the one-year period, above the MSCI index but below the Lipper average.

Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Balanced Funds Average (the Lipper category that includes the fund), (ii) the Barclays U.S. Aggregate Index, (iii) Standard and Poor’s 500 Composite Index, and (iv) a customized index comprised of 60% S&P 500 and 40% Barclays index. They noted that the fund’s investment results were above all benchmarks for the 10-year period. For the six-month, one-, three-, and 10-year periods and the lifetime of the fund since August 1, 1989, the fund’s results were above all benchmarks other than the S&P 500. For the five-year period, the fund’s results were above the Lipper average and the Barclays index, but below the S&P 500 and the 60/40 index.

Global Balanced Fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income by investing in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Flexible Portfolio Funds Average (the Lipper category that includes the fund), (ii) the Barclays Global Aggregate Bond Index, (iii) the MSCI All Country World Index, and (iv) a customized index comprised of 60% MSCI index and 40% Barclays index. They noted that the fund’s investment results were above all benchmarks over the six-month and one-year time periods, and over the lifetime of the fund since May 2, 2011, except the MSCI index for the six-month and one-year periods.

Bond Fund seeks to maximize current income and preserve capital by investing primarily in bonds. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Intermediate Investment Grade Debt Funds Average (the Lipper category that includes the fund) and (ii) the Barclays U.S. Aggregate Index. They noted that the fund’s investment results were mixed over the six-month, one- and three-year periods compared to the benchmark indices. They also noted that the fund’s investment results were below the Lipper average and the Barclays index over the five- and 10-year periods and the lifetime of the fund since January 2, 1996.

Global Bond Fund seeks to provide a high level of total return by investing primarily in debt securities of governmental, supranational and corporate issuers domiciled in various countries and dominated in various currencies, including U.S. dollars. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Income Funds Average (the Lipper category that includes the fund) and (ii) the Barclays Global Aggregate Bond Index. They noted that the fund’s results were better than the Barclays index but below the Lipper average over the one-, three-, and five-year periods, and were higher than both benchmarks over the lifetime of the fund since October 4, 2006. They also noted that the fund’s investment results were lower than both the Lipper average and the Barclays index over the six-month period.

American Funds Insurance Series

High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper High Yield Funds Average (the Lipper category that includes the fund) and (ii) the Barclays U.S. Corporate High Yield 2% Issuer Capped Index. They noted that the fund’s investment results for the six-month period were above the Lipper average and below the Barclays index, and were higher than the Lipper average over the lifetime of the fund since February 8, 1984. They also noted that the fund’s investment results were lower than both benchmarks over the one-, three-, five-, and 10-year periods.

Mortgage Fund seeks to provide current income and preservation of capital by investing in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper GNMA Funds Average, (ii) the Lipper U.S. Mortgage Funds Average (the Lipper category that includes the fund), and (iii) the Barclays U.S. Mortgage-Backed Securities Index. They noted that the fund’s results were above all these benchmarks over the six-month period and all others than the Lipper U.S. Mortgage Funds average for the one-year period and lifetime of the fund since May 2, 2011.

U.S. Government/AAA-Rated Securities Fund seeks to provide a high level of current income, as well as to preserve investment. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper General U.S. Government Funds Average (the Lipper category that includes the fund) and (ii) the Barclays U.S. Government/Mortgage-Backed Securities Index. They noted that the fund’s results were higher than the Lipper average over six-month, three-, five-, and 10-year periods and over the lifetime of the fund since December 2, 1985, and lower than the Barclays index over each of the periods.

Cash Management Fund seeks to provide an opportunity to earn income on cash reserves while preserving the value of investment and maintaining liquidity. The board and the committee reviewed the fund’s investment results measured against the Lipper Money Market Funds Average (the Lipper category that includes the fund). They noted that the fund’s investment results were higher than the Lipper average over the 10-year period, but slightly lower than the average over the six-month and one-, three-, and five-year periods and over the lifetime of the fund since February 8, 1984.

The board and the committee concluded that each fund’s investment results have been satisfactory and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

American Funds Insurance Series

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the expenses of each fund except Cash Management Fund were less than the median fees and expenses of the other funds included in its Lipper category described above. They also observed that each fund’s advisory fees were at or less than the median, fees of the other funds included in its Lipper category, except Global Bond Fund and Global Balanced Fund, which were slightly above the median, and Cash Management Fund, which was 20% above the median. They also noted that Cash Management Fund is not a stable net asset value fund and that CRMC does not otherwise waive any fees.

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding advisory fees charged to clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of each fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly-held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series Managed Risk Funds

The American Funds Insurance Series’ board has approved the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2014. The board has also approved the series’ Sub-Advisory Agreement (the “sub-advisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman”) for the same term. The advisory and sub-advisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman’s services that would be provided by CRMC, the administrative and compliance and shareholder services that would be provided by CRMC to the funds under the agreements and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board also considered the depth and quality of Milliman’s investment management process, including its experience in applying the Milliman Managed Risk Strategy and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services that would be provided to each fund under the sub-advisory agreement. The board concluded that the nature, extent and quality of the services to be provided by Milliman have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through June 30, 2013. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Managed Risk Growth Fund seeks to provide growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth Funds Average (the Lipper category that includes the fund), and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were substantially below both the Lipper average and the S&P 500 over the lifetime of the fund since May 1, 2013. In addition, they noted that the standard deviation of investment results of the fund based on daily returns since its inception, a measure of volatility, was below that of its underlying fund and of the S&P 500.

American Funds Insurance Series

Managed Risk International Fund seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper International Funds Average (the Lipper category that includes the fund) and (ii) the MSCI All Country World ex USA Index. They noted that the fund’s investment results were above both the Lipper average and the MSCI index over the lifetime of the fund since May 1, 2013. In addition, they noted that the standard deviation of investment results of the fund based on daily returns since its inception, a measure of volatility, was below that of its underlying fund and of the MSCI index.

Managed Risk Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth and Income Funds Average (the Lipper category that includes the fund) and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were above the Lipper average, but substantially below the S&P 500, over the lifetime of the fund since May 1, 2013. In addition, they noted that the standard deviation of investment results of the fund based on daily returns since its inception, a measure of volatility, was below that of its underlying fund and of the S&P 500.

Managed Risk Growth-Income Fund seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth and Income Funds Average (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were above the Lipper average, but substantially below the S&P 500, over the lifetime of the fund since May 1, 2013. In addition, they noted that the standard deviation of investment results of the fund based on daily returns since its inception, a measure of volatility, was below that of its underlying fund and of the S&P 500.

Managed Risk Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Balanced Funds Average (the Lipper category that includes the fund), (ii) the Barclays U.S. Aggregate Index, and (iii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were above the Lipper average and the Barclays index, but substantially below the S&P 500, over the six-month period and lifetime of the fund since September 28, 2012. In addition, they noted that the standard deviation of investment results of the fund based on daily returns since its inception, a measure of volatility, was below that of its underlying fund and of the S&P 500, but above that of a composite index comprised of 60% of the S&P 500 and 40% of the Barclays index.

The board and the committee concluded that each fund’s investment results and the results of the services provided by Milliman have been satisfactory, and that CRMC’s and Milliman’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval, and CRMC’s agreement to pay the fees due Milliman under the sub-advisory agreement. They observed that each fund’s total advisory fees and expenses were at or near the median of the other funds in its Lipper category. In addition, they observed that each underlying fund’s advisory fees and expenses were less than the median fees and expenses of those funds included in its Lipper category described above.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fee schedule for the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of each fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly-held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series

Board of trustees and other officers

“Independent” trustees1

Name and age	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

William H. Baribault, 68	2009	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	69	None

James G. Ellis, 67	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	69	Quiksilver, Inc.

Leonard R. Fuller, 67	1999	President and CEO, Fuller Consulting (financial management consulting firm)	69	None

R. Clark Hooper, 67 Chairman of the Board (Independent and Non-Executive)	2010	Private investor	71	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.

Merit E. Janow, 55	2007	Dean and Professor, Columbia University, School of International and Public Affairs	68	The NASDAQ Stock Market LLC; Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 58	2010	Clinical Professor and Director, Accounting Program, University of Redlands	65	None

Frank M. Sanchez, 70	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	65	None

Margaret Spellings, 56	2010	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	69	None

Steadman Upham, Ph.D., 64	2010	President and University Professor, The University of Tulsa	68	None

We are saddened by the loss of W. Scott Hedrick who passed away on November 3, 2013. Mr. Hedrick served as an independent board member on the boards of various American Funds since 2007. His wise counsel and friendship will be missed.

“Interested” trustee4,5

Name, age and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

Donald D. O’Neal, 53 Vice Chairman of the Board	1998	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	25	None

The series’ statement of additional information includes further details about the series’ trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See next page for footnotes.

American Funds Insurance Series

Other officers5

Name, age and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series

Alan N. Berro, 53 President	1998	Senior Vice President — Capital World Investors, Capital Research and Management Company

Michael J. Downer, 59 Executive Vice President	1991	Director, Senior Vice President, Secretary and Chief Legal Officer, Capital Research and Management Company; Director, American Funds Distributors, Inc.;[6] Chairman of the Board, Capital Bank and Trust Company[6]

Abner D. Goldstine, 84 Senior Vice President	1993	Senior Vice President — Capital Fixed Income Investors, Capital Research and Management Company

C. Ross Sappenfield, 48 Senior Vice President	2008	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company

John H. Smet, 57 Senior Vice President	1994	Director, Capital Research and Management Company; Senior Vice President — Capital Fixed Income Investors, Capital Research and Management Company

Carl M. Kawaja, 49 Vice President	2008	Senior Vice President — Capital World Investors, Capital Research and Management Company; Chairman of the Board, Capital International Asset Management (Canada), Inc.;[6] Director, The Capital Group Companies, Inc.[6]

Sung Lee, 47 Vice President	2008	Senior Vice President — Capital Research Global Investors, Capital Research Company[6]

Maria T. Manotok, 39 Vice President	2012	Vice President and Associate Counsel — Fund Business Management Group, Capital Research and Management Company; Vice President and Associate Counsel, Capital Group Companies Global[6]

S. Keiko McKibben, 44 Vice President	2010	Senior Vice President — Capital Research Global Investors, Capital Research Company[6]

Renaud H. Samyn, 40 Vice President	2010	Senior Vice President — Capital Research Global Investors, Capital Research Company[6]

Dylan Yolles, 45 Vice President	2012	Senior Vice President — Capital International Investors, Capital Research and Management Company

Steven I. Koszalka, 49 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company

Gregory F. Niland, 42 Treasurer	2008	Vice President — Fund Business Management Group, Capital Research and Management Company

Courtney R. Taylor, 39 Assistant Secretary	2010	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 46 Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Company

Dori Laskin, 62 Assistant Treasurer	2010	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]

This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a trustee or director of a public company or a registered investment company.

[4]

“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[5]

All of the officers listed, with the exception of S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

[6]	Company affiliated with Capital Research and Management Company.

American Funds Insurance Series

Offices of the series and of

the investment adviser

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment sub-adviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete December 31, 2013, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2014, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success	The Capital SystemSM	Superior long-term track record

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]	Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of The Capital System.	Our AFIS equity funds have beaten their comparable Lipper indexes in 89% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes in 62% of 10-year periods and 89% of 20-year periods.2 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

[1]	Portfolio manager experience as of November 2013.
[2]

Based on Class 2 share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index (except Global Small Capitalization Fund, for which the Lipper average was used). The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Lipper Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and Lipper General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund).

[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

Lit No. INGEARX-998-0214P

Item 2.     Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2013, there were no reportable amendments, waivers or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.     Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Garrett Bouton and Jane Jelenko each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Sher, Mr. Bouton and Ms. Jelenko are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.     Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2012	2013
(a) Audit Fees	$82,247	$91,390
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$28,134	$27,000
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2012	2013
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$147,383

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2012 and 2013 were $81,724 and $320,365, respectively.

(h)	Not applicable.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 10, 2014

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 10, 2014